UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2022

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

February 28, 2022

Carefully consider the Funds' investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds' prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of February 28, 2022, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from September 1, 2021 to February 28, 2022 (Unaudited)

Delaware Tax-Free Minnesota Fund seeks as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

Delaware Minnesota High-Yield Municipal Bond Fund seeks a high level of current income that is exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2021 to February 28, 2022.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds' expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from September 1, 2021 to February 28, 2022 (Unaudited)

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$976.10	0.85%	$4.16
Class C	1,000.00	971.80	1.60%	7.82
Institutional Class	1,000.00	976.50	0.60%	2.94
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware Tax-Free Minnesota Intermediate Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$971.70	0.74%	$3.62
Class C	1,000.00	968.70	1.56%	7.61
Institutional Class	1,000.00	973.50	0.56%	2.74
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.12	0.74%	$3.71
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

2

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$975.80	0.89%	$4.36
Class C	1,000.00	972.20	1.64%	8.02
Institutional Class	1,000.00	976.90	0.64%	3.14
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.38	0.89%	$4.46
Class C	1,000.00	1,016.66	1.64%	8.20
Institutional Class	1,000.00	1,021.62	0.64%	3.21

*	“Expenses Paid During Period” are equal to the relevant Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

3

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.61%
Corporate Revenue Bonds	1.37%
Education Revenue Bonds	19.51%
Electric Revenue Bonds	8.14%
Healthcare Revenue Bonds	22.19%
Housing Revenue Bonds	0.51%
Lease Revenue Bonds	2.05%
Local General Obligation Bonds	13.64%
Pre-Refunded/Escrowed to Maturity Bonds	3.33%
Special Tax Revenue Bonds	4.62%
State General Obligation Bonds	13.81%
Transportation Revenue Bonds	4.63%
Water & Sewer Revenue Bonds	2.81%
Short-Term Investments	2.56%
Total Value of Securities	99.17%
Receivables and Other Assets Net of Liabilities	0.83%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.36%
Minnesota	92.23%
Puerto Rico	6.23%
US Virgin Islands	0.35%
Total Value of Securities	99.17%

4

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.01%
Corporate Revenue Bond	1.04%
Education Revenue Bonds	15.69%
Electric Revenue Bonds	4.90%
Healthcare Revenue Bonds	21.43%
Housing Revenue Bonds	0.64%
Lease Revenue Bonds	4.27%
Local General Obligation Bonds	19.77%
Pre-Refunded/Escrowed to Maturity Bonds	3.73%
Special Tax Revenue Bonds	3.26%
State General Obligation Bonds	18.20%
Transportation Revenue Bonds	3.82%
Water & Sewer Revenue Bonds	2.26%
Short-Term Investments	0.29%
Total Value of Securities	99.30%
Receivables and Other Assets Net of Liabilities	0.70%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.76%
Minnesota	93.03%
Puerto Rico	5.51%
Total Value of Securities	99.30%

5

Security type / sector / state / territory allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.20%
Corporate Revenue Bonds	1.80%
Education Revenue Bonds	24.28%
Electric Revenue Bonds	4.59%
Healthcare Revenue Bonds	30.03%
Housing Revenue Bonds	1.64%
Lease Revenue Bonds	2.39%
Local General Obligation Bonds	7.70%
Pre-Refunded/Escrowed to Maturity Bonds	4.41%
Special Tax Revenue Bonds	4.72%
State General Obligation Bonds	11.82%
Transportation Revenue Bonds	3.87%
Water & Sewer Revenue Bonds	0.95%
Short-Term Investments	0.71%
Total Value of Securities	98.91%
Receivables and Other Assets Net of Liabilities	1.09%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	90.41%
Puerto Rico	8.50%
Total Value of Securities	98.91%

6

Schedules of investments
Delaware Tax-Free Minnesota Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 96.61%
Corporate Revenue Bonds – 1.37%
Cottonwood Revenue
(Extreme Holdings LLC Project)
Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	$936,320
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	7,250,000	7,300,605
		8,236,925
Education Revenue Bonds – 19.51%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	886,301
Series A 4.25% 7/1/47	1,550,000	1,623,687
Series A 4.375% 7/1/52	400,000	420,352
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,338,083
Series A 5.00% 3/1/39	385,000	395,992
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	261,048
Series A 5.00% 7/1/45	1,390,000	1,438,719
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/50	2,000,000	2,162,540
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	753,865
Series A 5.00% 11/1/48	2,800,000	2,981,748
Duluth Independent School District No. 709 Certificates of
Participation
Series B 5.00% 2/1/28	350,000	412,111
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	441,076
Series A 5.375% 8/1/50	1,690,000	1,867,686
Series A 5.50% 8/1/36	580,000	597,470
Series A 5.75% 8/1/44	1,190,000	1,226,759
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	812,897
Series A 5.00% 7/1/47	2,290,000	2,413,133

7

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	$601,518
Series A 5.00% 7/1/44	1,770,000	1,819,241
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	940,197
Series A 5.00% 7/1/47	2,300,000	2,409,342
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	491,972
5.50% 8/1/49	2,260,000	2,366,333
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	5,781,214
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,250,000	1,355,150
5.00% 5/1/47	250,000	267,928
(Carleton College)
4.00% 3/1/35	1,000,000	1,092,730
4.00% 3/1/36	415,000	454,052
5.00% 3/1/44	2,110,000	2,437,219
(College of St. Benedict)
Series 8-K 4.00% 3/1/43	1,000,000	1,055,480
(College of St. Scholastica)
4.00% 12/1/29	280,000	312,852
4.00% 12/1/30	290,000	322,599
4.00% 12/1/33	500,000	552,895
4.00% 12/1/34	500,000	551,965
4.00% 12/1/40	1,200,000	1,310,820
(Gustavus Adolphus College)
5.00% 10/1/47	5,600,000	6,394,416
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	1,005,715
Series A 5.00% 10/1/35	875,000	1,016,986
Series A 5.00% 10/1/45	2,120,000	2,426,743
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	556,080
Series 8-I 5.00% 10/1/33	250,000	278,193
(St. Olaf College)
3.00% 10/1/41	1,585,000	1,625,814

8

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
4.00% 10/1/46	1,625,000	$1,813,337
4.00% 10/1/50	565,000	628,608
Series 8-G 5.00% 12/1/31	745,000	830,340
Series 8-G 5.00% 12/1/32	670,000	746,233
Series 8-N 4.00% 10/1/35	500,000	543,035
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,027,781
Series B 5.00% 10/1/38	1,000,000	1,075,060
Series B 5.00% 10/1/39	170,000	182,568
Series B 5.00% 10/1/40	625,000	670,581
Series B 5.00% 10/1/47	1,060,000	1,128,656
(University of St. Thomas)
4.00% 10/1/36	1,450,000	1,627,973
4.00% 10/1/37	750,000	841,687
4.00% 10/1/44	1,255,000	1,391,042
5.00% 10/1/40	500,000	598,715
Series 8-L 5.00% 4/1/35	1,250,000	1,395,712
Series A 4.00% 10/1/34	400,000	440,216
Series A 4.00% 10/1/36	500,000	549,475
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	885,000	860,070
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	536,983
Series A 5.00% 9/1/44	1,165,000	1,191,865
St. Cloud Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	875,000	764,243
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	1,945,000	1,999,207
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	300,000	318,288
Series A 144A 5.50% 7/1/52 #	735,000	796,211
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	750,000	840,848
Series A 5.75% 9/1/46	1,000,000	1,108,230

9

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	$516,630
Series A 4.125% 9/1/47	1,750,000	1,794,397
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	1,440,000	1,539,922
University of Minnesota
Series A 5.00% 11/1/32	985,000	1,240,824
Series A 5.00% 4/1/34	925,000	1,047,784
Series A 5.00% 9/1/34	2,875,000	3,379,045
Series A 5.00% 4/1/35	3,175,000	3,595,116
Series A 5.00% 4/1/36	2,650,000	2,999,535
Series A 5.00% 4/1/37	1,125,000	1,272,904
Series A 5.00% 11/1/39	3,880,000	4,847,400
Series A 5.00% 9/1/40	1,560,000	1,826,230
Series A 5.00% 9/1/41	1,750,000	2,046,625
Series A 5.00% 4/1/44	3,000,000	3,607,680
(State Supported Biomedical Science Research
Facilities Funding Program)
Series A 5.00% 8/1/31	1,000,000	1,281,210
Series A 5.00% 8/1/35	2,200,000	2,981,176
Series A 5.00% 8/1/36	500,000	686,415
		117,030,778
Electric Revenue Bonds — 8.14%
Central Minnesota Municipal Power Agency
(Southeast Twin Cities Transmission Project)
4.00% 1/1/42 (AGM)	340,000	381,460
Chaska Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/28	350,000	392,658
Series A 5.00% 10/1/30	1,150,000	1,290,162
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,080,610
5.00% 10/1/29	395,000	431,225
5.00% 10/1/30	500,000	545,855
5.00% 10/1/33	1,205,000	1,314,547
5.00% 10/1/47	2,000,000	2,248,960
Series A 5.00% 10/1/30	1,060,000	1,157,213
Series A 5.00% 10/1/34	750,000	817,980
Series A 5.00% 10/1/35	1,525,000	1,661,594

10

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/27	540,000	$608,402
5.00% 1/1/28	560,000	635,642
5.00% 1/1/29	805,000	909,222
5.00% 1/1/30	520,000	583,190
5.00% 1/1/31	200,000	228,810
5.00% 1/1/32	210,000	240,043
5.00% 1/1/35	160,000	182,334
5.00% 1/1/36	180,000	205,036
5.00% 1/1/41	400,000	453,860
Series A 5.00% 1/1/25	125,000	129,039
Series A 5.00% 1/1/26	425,000	438,621
Series A 5.00% 1/1/31	520,000	536,666
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	443,437
Series AAA 5.25% 7/1/25 ‡	250,000	259,063
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,942,969
Series WW 5.00% 7/1/28 ‡	1,775,000	1,830,469
Series WW 5.25% 7/1/33 ‡	1,250,000	1,295,312
Series XX 4.75% 7/1/26 ‡	260,000	267,150
Series XX 5.25% 7/1/40 ‡	750,000	777,187
Series XX 5.75% 7/1/36 ‡	925,000	965,469
Series ZZ 4.75% 7/1/27 ‡	210,000	215,775
Series ZZ 5.25% 7/1/24 ‡	350,000	362,688
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,587,510
Series A 5.00% 12/1/47	2,265,000	2,557,819
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,455,292
Series A 5.00% 1/1/42	1,500,000	1,745,565
Series A 5.00% 1/1/46	2,000,000	2,209,360
Series A 5.00% 1/1/47	3,130,000	3,622,224
Southern Minnesota Municipal Power Agency Revenue
Capital Appreciation
Series A 4.965% 1/1/25 (NATL) ^	5,000,000	4,774,700
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,346,792
Series A 4.00% 10/1/31	885,000	961,721
Series A 4.00% 10/1/33	365,000	394,656

11

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Supply
Revenue
(Red Rock Hydroelectric Project)
Series A 5.00% 1/1/49	2,875,000	$3,379,361
		48,867,648
Healthcare Revenue Bonds — 22.19%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	1,135,409
5.375% 11/1/34	320,000	335,533
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing, Inc. - Orchard Path
Project)
5.00% 9/1/43	465,000	480,033
5.00% 9/1/58	3,220,000	3,292,450
(PHS Apple Valley Senior Housing, Inc.- Orchard Path
Phase II Project)
4.00% 9/1/51	500,000	500,710
4.00% 9/1/61	500,000	492,180
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,640,000	1,188,213
2nd Tier Series B 5.25% 1/1/37	480,000	397,397
4th Tier Series D 7.00% 1/1/37	1,585,000	1,230,150
4th Tier Series D 7.25% 1/1/52	2,580,000	1,878,936
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities
Project)
Series A 5.50% 12/1/48	2,350,000	2,399,632
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	458,739
5.00% 6/1/48	1,000,000	1,010,060
5.00% 6/1/53	2,450,000	2,470,972
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	551,975
4.00% 11/1/41	800,000	871,544
5.00% 11/1/26	500,000	543,190

12

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
5.00% 9/1/44	500,000	$508,590
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	103,150
5.00% 5/1/44	1,500,000	1,533,405
5.00% 5/1/51	1,585,000	1,625,164
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	282,041
Series A 144A 5.00% 8/1/46 #	2,380,000	2,394,899
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	732,249
Series A 5.00% 4/1/40	705,000	706,586
Series A 5.00% 4/1/48	315,000	315,050
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,000,000	2,216,760
Series A 5.00% 2/15/48	2,850,000	3,278,868
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 3.00% 6/15/44	850,000	824,933
Series A 4.00% 6/15/34	215,000	240,862
Series A 4.00% 6/15/36	990,000	1,103,489
Series A 4.00% 6/15/37	380,000	421,876
Series A 4.00% 6/15/38	150,000	167,306
Series A 4.00% 6/15/39	150,000	166,839
Unrefunded Balance 6.00% 6/15/39	3,490,000	3,535,859
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	500,915
4.00% 4/1/25	660,000	661,102
4.00% 4/1/31	60,000	60,063
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	645,071
5.75% 2/1/44	500,000	493,230
(St. John's Lutheran Home of Albert Lea Project)
5.375% 10/1/44	575,000	567,933

13

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	$2,177,060
5.00% 5/1/27	1,400,000	1,625,932
5.00% 5/1/29	1,000,000	1,156,050
5.00% 5/1/30	850,000	979,931
5.00% 5/1/31	500,000	575,100
5.00% 5/1/32	500,000	574,345
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,102,270
5.00% 9/1/32	1,000,000	1,101,460
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project)
5.00% 7/1/54	3,500,000	3,590,230
Minneapolis Health Care System Revenue
(Allina Health System)
4.00% 11/15/40	3,000,000	3,437,820
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	6,114,584
Series A 5.00% 11/15/33	825,000	944,315
Series A 5.00% 11/15/34	500,000	555,725
Series A 5.00% 11/15/35	1,000,000	1,193,680
Series A 5.00% 11/15/44	1,000,000	1,105,770
Series A 5.00% 11/15/49	3,475,000	4,054,074
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	503,335
5.25% 11/1/45	1,950,000	1,963,845
5.375% 11/1/50	455,000	458,508
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/28	1,550,000	1,808,385
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	2,980,000	3,114,219
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,542,858
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,287,795

14

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.30% 9/1/37	1,200,000	$1,212,012
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	1,350,000	1,332,666
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	965,087
5.00% 9/1/24	575,000	624,559
5.00% 9/1/25	750,000	813,030
5.00% 9/1/26	575,000	622,259
5.00% 9/1/27	405,000	437,364
5.00% 9/1/28	425,000	458,783
5.00% 9/1/29	425,000	458,822
5.00% 9/1/34	730,000	788,641
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	5,315,000	5,819,393
5.00% 5/1/48	5,090,000	5,981,055
Series A 4.00% 5/1/37	965,000	1,040,550
Series A 5.00% 5/1/46	3,715,000	4,162,918
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,680,398
Series A 5.00% 11/15/47	1,560,000	1,789,788
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,434,476
Series A 5.00% 7/1/32	3,000,000	3,313,590
Series A 5.00% 7/1/33	1,260,000	1,390,838
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	3,100,000	3,138,750
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,285
Series A 5.375% 5/1/43	500,000	500,055

15

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	$507,310
4.00% 8/1/44	800,000	811,296
5.00% 8/1/49	1,000,000	1,049,450
5.00% 8/1/54	875,000	916,195
West St. Paul Housing and Health Care Facilities
Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	239,023
4.75% 11/1/52	750,000	707,250
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	512,855
5.125% 12/1/44	1,605,000	1,638,015
		133,137,367
Housing Revenue Bonds — 0.51%
Minnesota Housing Finance Agency
Series I 2.00% 7/1/40	650,000	598,631
Series I 2.20% 1/1/51	1,230,000	1,093,273
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program)
5.50% 7/1/45	1,330,000	1,349,178
		3,041,082
Lease Revenue Bonds — 2.05%
Minnesota General Fund Revenue
(Appropriations)
Series A 5.00% 6/1/38	1,250,000	1,307,688
Series A 5.00% 6/1/43	3,835,000	4,006,616
Series B 5.00% 3/1/28	2,500,000	2,508,725
Series B 5.00% 3/1/29	1,000,000	1,003,470
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,691,107
Series C 5.00% 8/1/35	1,645,000	1,777,143
		12,294,749

16

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 13.64%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement
Program)
Series A 3.00% 2/1/43	750,000	$769,582
Series A 4.00% 2/1/32	300,000	336,096
Blooming Prairie Independent School District No. 756
(School Building)
Series A 3.00% 2/1/33	200,000	212,724
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,642,545
Series A 4.00% 2/1/43	3,500,000	3,806,915
Burnsville-Eagan-Savage Independent School District No.
191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	987,684
Series A 4.00% 2/1/29	1,800,000	1,930,824
Chaska Independent School District No. 112
(School Building)
Series A 5.00% 2/1/27	1,905,000	2,164,175
City of Marshall
Series B 4.00% 4/1/28	275,000	313,374
Series B 4.00% 4/1/29	285,000	329,488
Duluth
(DECC Improvement)
Series A 5.00% 2/1/30	630,000	712,883
Series A 5.00% 2/1/32	1,000,000	1,130,750
Series A 5.00% 2/1/33	3,585,000	4,050,835
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	174,739
Series A 4.00% 2/1/28	1,250,000	1,362,663
Hennepin County
Series A 5.00% 12/1/26	2,635,000	3,075,467
Series A 5.00% 12/1/33	2,000,000	2,526,940
Series A 5.00% 12/1/36	940,000	1,088,680
Series A 5.00% 12/1/37	5,495,000	6,424,385
Series A 5.00% 12/1/38	3,310,000	3,902,126
Series B 5.00% 12/1/30	1,000,000	1,164,160
Series C 5.00% 12/1/28	1,500,000	1,835,505
Series C 5.00% 12/1/30	1,245,000	1,449,379
Series C 5.00% 12/1/37	3,000,000	3,470,040

17

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Lakeville Independent School District No. 194
Series B 4.00% 2/1/28	1,975,000	$2,246,088
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/30	445,000	490,933
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	450,000	512,195
Series A 4.00% 2/1/37	600,000	681,786
Series A 4.00% 2/1/38	625,000	709,062
Series A 5.00% 2/1/33	1,420,000	1,880,194
Series B 4.00% 2/1/36	945,000	1,075,608
Series B 4.00% 2/1/37	1,255,000	1,426,069
Series B 4.00% 2/1/38	1,305,000	1,480,522
Series D 5.00% 2/1/33	1,710,000	2,163,783
Series D 5.00% 2/1/34	1,900,000	2,401,885
(School Building)
Series B 4.00% 2/1/37	1,000,000	1,149,850
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement
Program)
Series A 4.00% 2/1/43	3,000,000	3,252,840
Mountain Iron-Buhl Independent School District No. 712
(School Building)
Series A 4.00% 2/1/26	1,315,000	1,441,911
St Paul Independent School District No. 625
(School Building)
Series D 4.00% 2/1/32	200,000	220,784
St. Michael-Albertville Independent School District No.
885
(School Building)
Series A 5.00% 2/1/27	1,865,000	2,126,380
Virginia, Minnesota Sales Tax Revenue
(General Obligation Sales Tax)
Series A 4.00% 2/1/35 (AGM)	500,000	551,470
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,269,956
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	10,645,000	10,922,941
		81,866,216

18

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds – 3.33%
Duluth Economic Development Authority
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32-22 §	3,750,000	$3,798,263
6.00% 6/15/39-22 §	80,000	81,199
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23-22 §	350,000	358,613
Series 7-Q 5.00% 10/1/24-22 §	475,000	486,690
Series 7-Q 5.00% 10/1/27-22 §	200,000	204,922
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School)
Series A 144A 5.00% 8/1/22 #	2,355,000	2,397,625
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27-23 §	295,000	314,948
Series B 5.00% 12/1/28-23 §	275,000	293,596
Series B 5.00% 12/1/31-23 §	1,365,000	1,457,301
Series B 5.00% 12/1/33-23 §	300,000	320,286
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/24-23 §	295,000	310,104
5.00% 7/1/33-23 §	650,000	683,280
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	910,000	1,027,545
Series A 5.00% 11/15/30-25 §	670,000	756,544
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34-24 §	4,000,000	4,277,680
Series A 5.00% 1/1/46-24 §	3,000,000	3,208,260
		19,976,856
Special Tax Revenue Bonds – 4.62%
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/30	250,000	260,460
Puerto Rico Infrastructure Financing Authority Revenue
Series B 5.00% 7/1/41 ‡	5,000,000	2,593,750
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.557% 7/1/46 ^	22,980,000	7,465,282
Series A-1 4.75% 7/1/53	11,719,000	12,960,511

19

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	$712,863
Series G 5.00% 11/1/31	1,500,000	1,632,090
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien)
5.00% 10/1/29 (AGM)	2,000,000	2,075,540
		27,700,496
State General Obligation Bonds – 13.81%
Commonwealth of Puerto Rico
(Custodial Receipts)
Series A 144A 5.50% 6/1/22 #	485,000	494,094
(Public Improvement)
Series B 5.75% 7/1/38 ‡	2,530,000	2,495,187
Unrefunded Balance Series A 5.125% 7/1/31 ‡	3,000,000	2,996,250
Minnesota
(State Trunk Highway)
Series E 5.00% 10/1/26	3,395,000	3,938,234
(Various Purposes)
Series A 4.00% 9/1/39	1,480,000	1,734,989
Series A 4.00% 9/1/40	1,410,000	1,649,897
Series A 5.00% 8/1/27	7,590,000	8,511,122
Series A 5.00% 8/1/29	3,200,000	3,583,808
Series A 5.00% 8/1/30	13,480,000	15,965,938
Series A 5.00% 9/1/31	3,500,000	4,512,585
Series A 5.00% 8/1/32	3,875,000	4,206,506
Series A 5.00% 8/1/33	2,075,000	2,501,247
Series A 5.00% 10/1/33	3,000,000	3,543,510
Series A 5.00% 8/1/35	5,975,000	7,265,986
Series A 5.00% 8/1/38	5,335,000	6,498,472
Series A 5.00% 8/1/40	1,750,000	2,174,288
Series A Unrefunded Balance 4.00% 8/1/27	955,000	967,463
Series D 5.00% 8/1/26	6,000,000	6,928,800
Series D 5.00% 8/1/27	2,525,000	2,913,522
		82,881,898
Transportation Revenue Bonds – 4.63%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
(Senior)
Series A 5.00% 1/1/32	1,245,000	1,429,721
Series C 5.00% 1/1/29	410,000	472,943
Series C 5.00% 1/1/33	850,000	976,233

20

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
(Senior)
Series C 5.00% 1/1/36	600,000	$689,358
Series C 5.00% 1/1/41	600,000	688,068
Series C 5.00% 1/1/46	1,595,000	1,814,935
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	1,060,780
Series A 5.00% 1/1/44	3,000,000	3,522,300
Series A 5.00% 1/1/49	5,000,000	5,835,200
Series B 5.00% 1/1/44 (AMT)	3,595,000	4,171,063
Series B 5.00% 1/1/49 (AMT)	6,150,000	7,105,956
		27,766,557
Water & Sewer Revenue Bonds – 2.81%
Guam Government Waterworks Authority
5.00% 7/1/40	1,930,000	2,180,437
Metropolitan Council General Obligation Wastewater
Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,438,712
Series B 5.00% 9/1/25	2,000,000	2,042,160
Series C 4.00% 3/1/31	3,120,000	3,470,875
Series C 4.00% 3/1/32	3,225,000	3,584,394
Series E 5.00% 9/1/23	2,000,000	2,042,160
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,104,030
		16,862,768
Total Municipal Bonds (cost $564,235,113)		579,663,340

Short-Term Investments – 2.56%
Variable Rate Demand Notes – 2.56%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.09% 11/15/48
(LOC – Wells Fargo Bank N.A.)	8,290,000	8,290,000
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Allina Health System)
Series B-1 0.06% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	850,000	850,000

21

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Allina Health System)
Series B-2 0.06% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	6,205,000	$6,205,000
Total Short-Term Investments (cost $15,345,000)		15,345,000
Total Value of Securities–99.17%
(cost $579,580,113)		$595,008,340

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $14,920,083, which represents 2.49% of the Fund's net assets. See Note 6 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

22

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 99.01%
Corporate Revenue Bond – 1.04%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	885,000	$891,177
		891,177
Education Revenue Bonds – 15.69%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	425,000	448,426
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	485,000	501,757
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	305,000	320,872
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	430,780
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	432,650
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/29	530,000	552,933
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	500,000	531,185
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	525,000	549,544
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	750,000	819,525
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	504,021
5.00% 10/1/35	555,000	642,623
(St. Catherine University)
Series A 5.00% 10/1/35	565,000	656,683
(St. John's University)
Series 8-I 5.00% 10/1/31	130,000	144,732
(St. Olaf College)
3.00% 10/1/41	415,000	425,686
4.00% 10/1/46	125,000	139,487

23

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	$139,319
Series 8-G 5.00% 12/1/32	125,000	139,223
(University of St. Thomas)
4.00% 10/1/36	300,000	336,822
5.00% 10/1/34	350,000	422,632
5.00% 10/1/35	750,000	904,245
Series 7-U 4.00% 4/1/26	1,400,000	1,436,834
Series A 5.00% 10/1/29	630,000	734,567
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	340,000	349,476
(Great River School Project)
Series A 144A 5.25% 7/1/33 #	140,000	153,453
(Hmong College Prep Academy Project)
Series A 5.00% 9/1/40	1,000,000	1,129,020
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	260,000	278,041
University of Minnesota
(State Supported Biomedical Science Research
Facilities Funding Program)
Series A 5.00% 8/1/36	200,000	274,566
		13,399,102
Electric Revenue Bonds – 4.90%
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	280,470
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	545,855
Series A 5.00% 10/1/30	240,000	262,010
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/29	150,000	168,288
5.00% 1/1/30	235,000	269,439
5.00% 1/1/31	350,000	392,396
Series A 5.00% 1/1/25	200,000	206,462
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	348,648
Series A 5.00% 12/1/29	500,000	579,585
Series A 5.00% 12/1/31	575,000	665,948

24

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	$463,471
		4,182,572
Healthcare Revenue Bonds – 21.43%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	270,000	283,106
Apple Valley Senior Living Revenue
(PHS Apple Valley Senior Housing, Inc.- Orchard Path
Phase II Project)
4.00% 9/1/61	370,000	364,213
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	475,000	394,744
3rd Tier Series C 5.00% 1/1/32	400,000	298,264
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities
Project)
Series A 5.50% 12/1/48	250,000	255,280
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	250,000	254,855
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	600,000	654,234
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	97,690
4.00% 9/1/39	100,000	93,528
Crookston Health Care Facilities Revenue
(RiverView Health Project)
5.00% 5/1/38	400,000	412,600
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	480,000	483,499
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 5.00% 2/15/37	750,000	875,783
Series A 5.00% 2/15/48	390,000	448,687
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	427,177

25

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	$270,435
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	273,334	268,898
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	544,265
5.00% 5/1/28	1,000,000	1,159,800
(North Memorial Health Care)
5.00% 9/1/31	320,000	352,726
Minneapolis Health Care System Revenue
(Allina Health System)
4.00% 11/15/40	500,000	572,970
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	555,725
Series A 5.00% 11/15/34	500,000	555,725
Series A 5.00% 11/15/35	500,000	596,840
Series A 5.00% 11/15/49	1,000,000	1,166,640
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	530,000	533,535
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/27	1,205,000	1,405,873
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	575,000	567,617
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.00% 5/1/48	810,000	951,799
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Fairview Health Services)
Series A 5.00% 11/15/47	275,000	315,507
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/32	1,000,000	1,104,530
Series A 5.00% 7/1/33	200,000	220,768

26

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Episcopal Homes Project)
5.00% 5/1/33	500,000	$508,110
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	125,000	132,378
5.00% 8/1/35	150,000	158,745
West St. Paul, Housing and Health Care Facilities
Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/37	500,000	504,460
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	512,855
		18,303,861
Housing Revenue Bonds – 0.64%
Minnesota Housing Finance Agency Residential Housing
Finance
Series I 2.00% 7/1/40	280,000	257,871
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program)
5.50% 7/1/45	285,000	289,110
		546,981
Lease Revenue Bonds – 4.27%
Minnesota General Fund Revenue
(Appropriations)
Series A 5.00% 6/1/38	1,100,000	1,150,765
Series A 5.00% 6/1/43	715,000	746,996
Series B 5.00% 3/1/27	1,000,000	1,003,500
Minnesota Housing Finance Agency
(State Appropriation Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	744,100
		3,645,361
Local General Obligation Bonds – 19.77%
Bloomington Independent School District No. 271
(School District Credit Enhancement Program)
Series A 2.00% 2/1/27	585,000	598,759

27

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chaska Independent School District No. 112
(School Building)
Series A 5.00% 2/1/28	1,000,000	$1,134,420
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	272,533
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,737,255
Series A 5.00% 12/1/38	1,055,000	1,243,729
Series C 5.00% 12/1/30	1,500,000	1,746,240
Hennepin County Regional Railroad Authority
Series D 5.00% 12/1/26	500,000	582,580
Series D 5.00% 12/1/30	2,365,000	3,005,419
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	220,000	250,406
Series B 4.00% 2/1/36	465,000	529,268
Series B 4.00% 2/1/37	600,000	689,910
Series B 5.00% 2/1/40	500,000	625,980
Series D 5.00% 2/1/34	250,000	316,037
St. Michael-Albertville Independent School District No.
885
(School Building)
Series A 5.00% 2/1/27	500,000	570,075
Virginia, Minnesota
(General Obligation Sales Tax Revenue)
Series A 4.00% 2/1/38 (AGM)	1,000,000	1,098,490
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	2,420,000	2,483,186
		16,884,287
Pre-Refunded/Escrowed to Maturity Bonds – 3.73%
Duluth Economic Development Authority
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32-22 §	750,000	759,653
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/22	425,000	435,459
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School)
Series A 144A 5.00% 8/1/22 #	325,000	330,883

28

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital
Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	165,000	$186,313
Series A 5.00% 11/15/30-25 §	120,000	135,500
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33-24 §	1,250,000	1,336,775
		3,184,583
Special Tax Revenue Bonds – 3.26%
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/27	150,000	158,550
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	919,482
Series A-1 4.579% 7/1/46 ^	740,000	240,396
Series A-1 4.75% 7/1/53	955,000	1,056,173
Series A-2 4.536% 7/1/53	378,000	413,400
		2,788,001
State General Obligation Bonds – 18.20%
Commonwealth of Puerto Rico
(Custodial Receipts)
Series A 144A 5.50% 6/1/22 #	180,000	183,375
(Public Improvement)
Series A Unrefunded Balance 5.125% 7/1/31 ‡	1,550,000	1,548,062
Series B 5.75% 7/1/38 ‡	345,000	340,253
Minnesota
Series A 5.00% 8/1/30	2,000,000	2,469,980
Series A 5.00% 8/1/33	285,000	343,545
Series A 5.00% 8/1/34	1,000,000	1,204,470
Series A 5.00% 8/1/35	2,000,000	2,455,720
Series A 5.00% 8/1/40	750,000	931,837
Series D 5.00% 8/1/26	2,500,000	2,887,000
Series D 5.00% 8/1/27	1,500,000	1,730,805
Series E 5.00% 10/1/26	500,000	580,005
Minnesota State
Series A 5.00% 8/1/30	450,000	543,735
Series A 5.00% 9/1/31	250,000	322,328
		15,541,115

29

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 3.82%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
(Subordinate)
Series B 5.00% 1/1/44 (AMT)	1,600,000	$1,856,384
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	470,443
Series A 4.00% 8/1/27	545,000	567,765
Series A 4.00% 8/1/28	350,000	363,346
		3,257,938
Water & Sewer Revenue Bonds – 2.26%
Guam Government Waterworks Authority Water &
Wastewater System Revenue
5.00% 7/1/37	575,000	651,596
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	628,540
Series C 4.00% 3/1/32	585,000	650,192
		1,930,328
Total Municipal Bonds (cost $83,275,148)		84,555,306

Short-Term Investments – 0.29%
Variable Rate Demand Note – 0.29%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.09% 11/15/48
(LOC – Wells Fargo Bank N.A.)	250,000	250,000
Total Short-Term Investments (cost $250,000)		250,000
Total Value of Securities–99.30%
(cost $83,525,148)		$84,805,306

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $2,042,387, which represents 2.39% of the Fund's net assets. See Note 6 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

30

‡	Non-income producing security. Security is currently in default.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

31

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 98.20%
Corporate Revenue Bonds – 1.80%
Cottonwood
(Extreme Holdings LLC Project)
Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	$1,132,947
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	2,975,000	2,995,766
		4,128,713
Education Revenue Bonds – 24.28%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/37	850,000	892,407
Series A 4.25% 7/1/47	750,000	785,655
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/39	1,270,000	1,306,259
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	261,047
Series A 5.00% 7/1/45	230,000	238,062
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/50	1,000,000	1,081,270
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/48	1,000,000	1,064,910
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	729,392
Series A 5.75% 8/1/44	585,000	603,071
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	249,713
Series A 5.00% 7/1/47	710,000	748,177
(Parnassus Preparatory School Project)
Series A 5.00% 11/1/47	650,000	697,372
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	171,121
Series A 5.00% 7/1/44	495,000	508,771

32

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	$1,053,300
Series A 5.00% 7/1/47	800,000	838,032
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	780,225
144A 5.00% 8/1/53 #	570,000	596,294
5.25% 8/1/39	800,000	837,400
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,150,000	1,256,605
5.00% 5/1/47	2,750,000	2,947,202
(Carleton College)
4.00% 3/1/37	635,000	693,604
(Gustavus Adolphus College)
5.00% 10/1/47	1,000,000	1,141,860
(Macalester College)
3.00% 3/1/40	365,000	375,403
3.00% 3/1/43	325,000	330,873
4.00% 3/1/31	125,000	146,681
4.00% 3/1/32	155,000	179,780
4.00% 3/1/33	150,000	173,522
4.00% 3/1/34	150,000	173,084
4.00% 3/1/35	125,000	143,730
4.00% 3/1/36	125,000	143,591
4.00% 3/1/37	100,000	114,730
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	254,503
4.00% 5/1/25	200,000	203,360
4.00% 5/1/26	100,000	101,558
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	629,636
Series A 5.00% 10/1/32	715,000	833,969
Series A 5.00% 10/1/45	670,000	766,942
(St. John's University)
Series 8-I 5.00% 10/1/34	215,000	239,129
(St. Olaf College)
3.00% 10/1/41	530,000	543,648
4.00% 10/1/50	935,000	1,040,262
Series 8-G 5.00% 12/1/31	205,000	228,483

33

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-G 5.00% 12/1/32	205,000	$228,325
Series 8-N 4.00% 10/1/34	800,000	869,224
Series 8-N 4.00% 10/1/35	590,000	640,781
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	322,863
Series B 5.00% 10/1/39	770,000	826,926
(University of St. Thomas)
4.00% 10/1/37	500,000	561,125
4.00% 10/1/41	1,000,000	1,114,520
4.00% 10/1/44	950,000	1,052,980
Series A 4.00% 10/1/35	400,000	439,908
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/44	1,435,000	1,468,091
St. Cloud Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	750,000	655,065
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	1,750,000	1,798,772
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	106,096
Series A 144A 5.50% 7/1/52 #	265,000	287,069
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	215,000	242,739
Series A 5.00% 9/1/43	250,000	280,283
Series A 5.00% 9/1/55	1,000,000	1,109,430
Series A 5.75% 9/1/46	500,000	554,115
Series A 6.00% 9/1/51	3,500,000	3,907,435
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,312,240
Series A 4.125% 9/1/47	1,250,000	1,281,713
(Twin Cities Academy Project)
Series A 5.375% 7/1/50	1,500,000	1,605,150
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,395,745
Series A 5.00% 11/1/39	2,000,000	2,498,660
Series A 5.00% 9/1/40	900,000	1,053,594
34

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota
Series A 5.00% 9/1/41	620,000	$725,090
(State Supported Biomedical Science Research
Facilities Funding Program)
Series A 5.00% 8/1/36	300,000	411,849
Woodbury Charter School Lease Revenue
(MSA Building Company)
Series A 4.00% 12/1/50	450,000	475,520
(Woodbury Leadership Academy Project)
Series A 4.00% 7/1/51	660,000	682,321
Series A 4.00% 7/1/56	575,000	592,146
		55,604,408
Electric Revenue Bonds – 4.59%
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	505,205
Series A 5.00% 12/1/26	360,000	370,868
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	180,132
5.00% 10/1/28	500,000	545,855
5.00% 10/1/47	745,000	837,738
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/26	500,000	564,330
5.00% 1/1/28	500,000	562,145
5.00% 1/1/29	470,000	527,302
5.00% 1/1/33	225,000	256,966
5.00% 1/1/34	200,000	228,116
Series A 5.00% 1/1/24	335,000	345,409
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	170,156
Series AAA 5.25% 7/1/25 ‡	95,000	98,444
Series CCC 5.25% 7/1/27 ‡	650,000	673,562
Series WW 5.00% 7/1/28 ‡	585,000	603,281
Series XX 4.75% 7/1/26 ‡	105,000	107,888
Series XX 5.25% 7/1/40 ‡	295,000	305,694
Series XX 5.75% 7/1/36 ‡	370,000	386,187
Series ZZ 4.75% 7/1/27 ‡	85,000	87,338
Series ZZ 5.25% 7/1/24 ‡	130,000	134,712
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	520,060
Series A 5.00% 12/1/35	500,000	577,100

35

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Rochester Electric Utility Revenue
Series A 5.00% 12/1/36	520,000	$599,160
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	444,364
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	867,168
		10,499,180
Healthcare Revenue Bonds – 30.03%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	400,000	412,876
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	860,051
5.00% 9/1/43	535,000	552,297
5.00% 9/1/58	1,175,000	1,201,437
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	535,000	387,618
4th Tier Series D 7.00% 1/1/37	490,000	380,299
4th Tier Series D 7.25% 1/1/52	1,495,000	1,088,764
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities
Project)
Series A 5.50% 12/1/48	1,280,000	1,307,034
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.25% 6/1/58	1,475,000	1,496,387
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project)
Series A 5.50% 11/1/35	645,000	468,199
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	233,820
5.00% 9/1/52	1,500,000	1,513,230
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	1,479,975
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/51	1,025,000	1,050,974

36

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/51 #	870,000	$875,264
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	336,032
Series A 5.00% 4/1/40	315,000	315,709
Series A 5.00% 4/1/48	185,000	185,029
Duluth Economic Development Authority
(Benedictine Health System)
Series A 4.00% 7/1/41	930,000	954,952
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,500,000	2,770,950
Series A 5.00% 2/15/48	1,590,000	1,829,263
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/38	400,000	443,096
Series A 4.00% 6/15/39	250,000	276,335
Unrefunded Balance 6.00% 6/15/39	975,000	987,812
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	185,192
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	733,035
(St. John's Lutheran Home of Albert Lea Project)
5.375% 10/1/44	165,000	162,972
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,257,252
5.00% 5/1/26	1,300,000	1,475,136
5.00% 5/1/29	500,000	578,025
(North Memorial Health Care)
5.00% 9/1/30	610,000	673,312
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project)
5.00% 7/1/49	1,000,000	1,030,560
Minneapolis Health Care System Revenue
(Allina Health System)
4.00% 11/15/39	1,000,000	1,148,070
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	1,091,890

37

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	1,200,000	$1,333,740
Series A 5.00% 11/15/34	500,000	555,725
Series A 5.00% 11/15/44	1,000,000	1,105,770
Series A 5.00% 11/15/49	1,450,000	1,691,628
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.375% 11/1/50	1,700,000	1,713,107
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/29	415,000	483,732
Morris Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	493,595
4.20% 8/1/49	1,500,000	1,446,390
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	180,738
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	1,790,000	1,801,044
Rochester, Minnesota
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	950,000	992,788
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,089,385
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	825,000	814,407
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	137,116
5.00% 9/1/34	105,000	113,435
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	250,000	273,725
5.00% 5/1/48	3,900,000	4,582,734
Series A 4.00% 5/1/37	1,440,000	1,552,738
Series A 5.00% 5/1/46	2,000,000	2,241,140

38

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Joseph Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project)
5.00% 7/1/55	1,000,000	$966,880
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	705,656
Series A 5.00% 11/15/47	485,000	556,440
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,403,556
Series A 5.00% 7/1/29	1,000,000	1,106,580
Series A 5.00% 7/1/32	900,000	994,077
Series A 5.00% 7/1/33	1,540,000	1,699,914
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Episcopal Homes Obligated Group)
Series A 4.00% 11/1/42	700,000	667,709
(Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,721,250
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project)
Series A 5.375% 5/1/43	1,000,000	1,000,110
St. Paul Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/36	1,000,000	1,169,590
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project)
5.00% 8/1/39	1,500,000	1,499,970
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	506,695
4.00% 8/1/38	500,000	511,155
4.00% 8/1/39	400,000	408,268
4.00% 8/1/44	700,000	709,884
5.00% 8/1/54	750,000	785,310
		68,758,828
Housing Revenue Bonds – 1.64%
Bethel Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project)
5.00% 5/1/54	1,000,000	1,026,950

39

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency
Series I 2.20% 1/1/51	650,000	$577,746
(State Appropriation - Housing Infrastructure)
Series C 5.00% 8/1/33	100,000	108,108
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program)
5.50% 7/1/45	1,275,000	1,293,386
Stillwater Multifamily Housing Revenue
(Orleans Homes Project)
5.50% 2/1/42 (AMT)	750,000	750,660
		3,756,850
Lease Revenue Bonds – 2.39%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,830,762
Series A 5.00% 6/1/43	1,000,000	1,044,750
Minnesota Housing Finance Agency
(State Appropriation - Housing Infrastructure)
Series C 5.00% 8/1/32	1,415,000	1,529,728
Series D 5.00% 8/1/31	830,000	1,060,093
		5,465,333
Local General Obligation Bonds – 7.70%
Anoka-Hennepin Independent School District No. 11
Series A 3.00% 2/1/43	500,000	513,055
Duluth General Obligation Entertainment Convention
Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,128,720
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	480,533
Series A 4.20% 3/1/34	750,000	770,062
Hennepin County
Series A 5.00% 12/1/33	1,560,000	1,971,013
Series A 5.00% 12/1/37	910,000	1,074,428
Series C 5.00% 12/1/37	2,500,000	2,891,700
Lakeville Independent School District No. 194
Series B 4.00% 2/1/29	1,625,000	1,871,984
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,104,430
Series A 5.00% 2/1/29	1,000,000	1,103,220
Series A 5.00% 2/1/31	1,000,000	1,102,920

40

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	160,000	$182,114
Series A 4.00% 2/1/37	215,000	244,307
Series A 4.00% 2/1/38	220,000	249,590
Series B 4.00% 2/1/36	335,000	381,300
Series B 4.00% 2/1/37	445,000	505,658
Series B 4.00% 2/1/38	465,000	527,542
Series B 5.00% 2/1/40	620,000	776,215
Wayzata Independent School District No. 284
(School Building)
Series A 5.00% 2/1/28	650,000	756,652
		17,635,443
Pre-Refunded/Escrowed to Maturity Bonds – 4.41%
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/43-23 §	500,000	528,550
Duluth Economic Development Authority
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32-22 §	2,000,000	2,025,740
6.00% 6/15/39-22 §	25,000	25,375
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/25-22 §	325,000	332,998
Series 7-Q 5.00% 10/1/26-22 §	280,000	286,891
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School)
Series A 144A 5.00% 8/1/22 #	1,520,000	1,547,512
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	354,928
5.00% 7/1/27-23 §	245,000	257,544
5.00% 7/1/28-23 §	225,000	236,520
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	310,521
Series A 5.00% 11/15/30-25 §	205,000	231,480
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30-24 §	500,000	534,710
Series A 5.00% 1/1/33-24 §	750,000	802,065
Series A 5.00% 1/1/34-24 §	450,000	481,239

41

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/40-24 §	2,000,000	$2,138,840
		10,094,913
Special Tax Revenue Bonds – 4.72%
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/31	250,000	259,853
Minneapolis Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	202,640
4.00% 3/1/30	260,000	262,691
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	710,864
4.00% 3/1/27	650,000	658,573
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.562% 7/1/46 ^	5,030,000	1,634,046
Series A-1 4.75% 7/1/53	3,155,000	3,489,240
Series A-1 5.00% 7/1/58	275,000	308,399
Series A-2 4.536% 7/1/53	3,000,000	3,280,950
		10,807,256
State General Obligation Bonds – 11.82%
Commonwealth of Puerto Rico
(Custodial Receipts)
Series A 144A 5.50% 6/1/22 #	470,000	478,813
Series PIB 2006A CPI Linked 144A 0.01% 6/1/22 #, •	2,350,000	2,332,375
(Public Improvement)
Series B 5.75% 7/1/38 ‡	920,000	907,341
Unrefunded Balance
5.125% 7/1/31 ‡	4,450,000	4,444,437
Minnesota
Series A 5.00% 8/1/27	750,000	841,020
Series A 5.00% 8/1/29	1,000,000	1,119,940
Series A 5.00% 8/1/30	1,250,000	1,510,375
Series A 5.00% 8/1/33	660,000	795,577
Series A 5.00% 8/1/34	2,185,000	2,631,767
Series A 5.00% 8/1/35	1,000,000	1,227,860
Series D 5.00% 8/1/26	1,000,000	1,154,800
Series D 5.00% 8/1/27	1,000,000	1,153,870
Series E 5.00% 10/1/26	1,085,000	1,258,611

42

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota
(Various Purposes)
Series A 4.00% 9/1/39	690,000	$808,880
Series A 4.00% 9/1/40	530,000	620,174
Series A 5.00% 8/1/32	1,915,000	2,078,828
Series A 5.00% 8/1/38	1,000,000	1,201,480
Series A 5.00% 8/1/38	2,000,000	2,496,940
		27,063,088
Transportation Revenue Bonds – 3.87%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
(Senior)
Series C 5.00% 1/1/46	185,000	210,510
(Subordinate)
Series A 5.00% 1/1/32	500,000	531,700
Series A 5.00% 1/1/49	1,500,000	1,750,560
Series B 5.00% 1/1/44 (AMT)	4,000,000	4,640,960
Series B 5.00% 1/1/49 (AMT)	1,500,000	1,733,160
		8,866,890
Water & Sewer Revenue Bonds – 0.95%
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,073,524
Series C 4.00% 3/1/32	1,000,000	1,111,440
		2,184,964
Total Municipal Bonds (cost $220,266,733)		224,865,866

Short-Term Investments – 0.71%
Variable Rate Demand Notes – 0.71%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.09% 11/15/48
(LOC – Wells Fargo Bank N.A.)	1,120,000	1,120,000

43

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Allina Health System) Series B-1A 0.06% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	500,000	$500,000
Total Short-Term Investments (cost $1,620,000)		1,620,000
Total Value of Securities—98.91%
(cost $221,886,733)		$226,485,866

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $11,132,361, which represents 4.86% of the Fund's net assets. See Note 6 in “Notes to financial statements.”

‡	Non-income producing security. Security is currently in default.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
CPI – Consumer Price Index
ICE – Intercontinental Exchange, Inc.

44

Summary of abbreviations: (continued)
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

45

Statements of assets and liabilities	February 28, 2022 (Unaudited)

			Delaware
			Minnesota
		Delaware Tax-Free	High-Yield
	Delaware Tax-Free	Minnesota	Municipal Bond
	Minnesota Fund	Intermediate Fund	Fund
Assets:
Investments, at value*	$595,008,340	$84,805,306	$226,485,866
Cash	316,709	4,262	1,111,102
Interest receivable	5,942,665	790,056	2,396,338
Receivable for fund shares sold	1,108,441	115,457	204,283
Other assets	4,099	605	1,585
Total Assets	602,380,254	85,715,686	230,199,174
Liabilities:
Payable for securities purchased	898,473	—	744,865
Payable for fund shares redeemed	869,542	207,284	268,959
Investment management fees
payable to affiliates	204,405	17,943	73,951
Distribution payable	173,008	11,243	10,360
Distribution fees payable to affiliates	79,688	13,784	31,340
Dividend disbursing and transfer
agent fees and expenses payable
to non-affiliates	41,652	7,322	17,242
Accounting and administration
expenses payable to non-affiliates	40,074	17,975	24,191
Other accrued expenses	37,565	12,061	26,022
Audit and tax fees payable	20,313	20,313	20,313
Dividend disbursing and transfer
agent fees and expenses payable
to affiliates	4,135	599	1,594
Accounting and administration
expenses payable to affiliates	1,725	512	854
Trustees’ fees and expenses
payable to affiliates	1,527	225	596
Legal fees payable to affiliates	1,057	135	356
Reports and statements to
shareholders expenses payable to
affiliates	434	62	166
Reports and statements to
shareholders expenses payable to
non-affiliates	78	4,736	2,239
Total Liabilities	2,373,676	314,194	1,223,048
Total Net Assets	$600,006,578	$85,401,492	$228,976,126

46

			Delaware
			Minnesota
		Delaware Tax-Free	High-Yield
	Delaware Tax-Free	Minnesota	Municipal Bond
	Minnesota Fund	Intermediate Fund	Fund
Net Assets Consist of:
Paid-in capital	$585,451,670	$84,289,790	$225,293,930
Total distributable earnings (loss)	14,554,908	1,111,702	3,682,196
Total Net Assets	$600,006,578	$85,401,492	$228,976,126
Net Asset Value

Class A:
Net assets	$351,951,755	$60,397,087	$108,934,091
Shares of beneficial interest
outstanding, unlimited authorization,
no par	28,695,106	5,589,985	9,960,553
Net asset value per share	$12.27	$10.80	$10.94
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net
asset value per share / (1 - sales
charge)	$12.85	$11.11	$11.46
Class C:
Net assets	$15,538,898	$2,681,370	$13,381,630
Shares of beneficial interest
outstanding, unlimited authorization,
no par	1,262,705	247,664	1,221,190
Net asset value per share	$12.31	$10.83	$10.96

Institutional Class:
Net assets	$232,515,925	$22,323,035	$106,660,405
Shares of beneficial interest
outstanding, unlimited authorization,
no par	18,961,611	2,065,355	9,755,657
Net asset value per share	$12.26	$10.81	$10.93
____________________
*Investments, at cost	$579,580,113	$83,525,148	$221,886,733

See accompanying notes, which are an integral part of the financial statements.

47

Statements of operations	Six months ended February 28, 2022 (Unaudited)

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment Income:
Interest	$8,704,176	$1,165,831	$3,668,946
Expenses:
Management fees	1,617,318	220,269	631,859
Distribution expenses — Class A	452,314	77,425	138,487
Distribution expenses — Class C	81,239	14,256	68,967
Dividend disbursing and transfer
agent fees and expenses	187,498	30,817	86,316
Accounting and administration
expenses	70,060	26,967	38,954
Reports and statements to
shareholders expenses	27,436	6,502	11,915
Registration fees	27,097	7,875	7,217
Legal fees	21,004	3,209	7,897
Audit and tax fees	20,313	20,313	20,313
Custodian fees	9,274	1,418	3,452
Trustees’ fees and expenses	7,751	1,154	3,010
Other	30,950	12,790	20,083
	2,552,254	422,995	1,038,470
Less expenses waived	(226,401)	(84,488)	(99,671)
Less waived distribution
expenses — Class A	—	(20,509)	—
Less expenses paid indirectly	(90)	(15)	(41)
Total operating expenses	2,325,763	317,983	938,758
Net Investment Income	6,378,413	847,848	2,730,188
Net Realized and Unrealized Loss:
Net realized loss on investments	(425,259)	(8,101)	(242,322)
Net change in unrealized
appreciation (depreciation) of
investments	(20,676,249)	(3,321,640)	(8,070,274)
Net Realized and Unrealized Loss	(21,101,508)	(3,329,741)	(8,312,596)
Net Decrease in Net Assets
Resulting from Operations	$(14,723,095)	$(2,481,893)	$(5,582,408)

See accompanying notes, which are an integral part of the financial statements.

48

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,378,413	$14,026,404
Net realized gain (loss)	(425,259)	363,044
Net change in unrealized appreciation (depreciation)	(20,676,249)	9,593,632
Net increase (decrease) in net assets resulting from
operations	(14,723,095)	23,983,080

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,725,601)	(8,602,767)
Class C	(106,353)	(317,142)
Institutional Class	(2,532,431)	(5,112,180)
	(6,364,385)	(14,032,089)

Capital Share Transactions:
Proceeds from shares sold:
Class A	17,640,968	32,776,523
Class C	1,036,937	2,912,226
Institutional Class	34,188,183	50,547,588
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	3,397,517	7,926,134
Class C	105,192	317,438
Institutional Class	1,798,659	3,667,541
	58,167,456	98,147,450

49

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(32,177,754)	$(44,859,294)
Class C	(2,130,314)	(11,729,082)
Institutional Class	(14,545,890)	(19,881,471)
	(48,853,958)	(76,469,847)
Increase in net assets derived from capital share
transactions	9,313,498	21,677,603
Net Increase (Decrease) in Net Assets	(11,773,982)	31,628,594
Net Assets:
Beginning of period	611,780,560	580,151,966
End of period	$600,006,578	$611,780,560

See accompanying notes, which are an integral part of the financial statements.

50

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$847,848	$1,804,783
Net realized gain (loss)	(8,101)	8,561
Net change in unrealized appreciation (depreciation)	(3,321,640)	950,052
Net increase (decrease) in net assets resulting from
operations	(2,481,893)	2,763,396

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(588,942)	(1,225,791)
Class C	(15,473)	(45,202)
Institutional Class	(243,551)	(533,028)
	(847,966)	(1,804,021)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,618,087	8,198,066
Class C	132,455	203,775
Institutional Class	1,223,000	2,572,951
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	514,698	1,062,594
Class C	15,453	45,232
Institutional Class	237,960	517,558
	3,741,653	12,600,176

51

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,892,173)	$(4,194,808)
Class C	(349,718)	(2,455,208)
Institutional Class	(2,203,731)	(4,259,309)
	(5,445,622)	(10,909,325)
Increase (decrease) in net assets derived from capital
share transactions	(1,703,969)	1,690,851
Net Increase (Decrease) in Net Assets	(5,033,828)	2,650,226
Net Assets:
Beginning of period	90,435,320	87,785,094
End of period	$85,401,492	$90,435,320

See accompanying notes, which are an integral part of the financial statements.

52

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,730,188	$5,390,671
Net realized gain (loss)	(242,322)	131,524
Net change in unrealized appreciation (depreciation)	(8,070,274)	6,128,862
Net increase (decrease) in net assets resulting from
operations	(5,582,408)	11,651,057

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,268,715)	(2,693,124)
Class C	(105,987)	(287,866)
Institutional Class	(1,335,168)	(2,391,905)
	(2,709,870)	(5,372,895)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,847,048	14,985,779
Class C	1,072,198	1,946,841
Institutional Class	18,246,226	37,821,169
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,210,368	2,555,804
Class C	104,662	286,098
Institutional Class	1,314,317	2,344,543
	27,794,819	59,940,234

53

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,749,302)	$(12,024,584)
Class C	(1,619,240)	(7,801,987)
Institutional Class	(11,867,635)	(15,296,157)
	(20,236,177)	(35,122,728)
Increase in net assets derived from capital share
transactions	7,558,642	24,817,506
Net Increase (Decrease) in Net Assets	(733,636)	31,095,668
Net Assets:
Beginning of period	229,709,762	198,614,094
End of period	$228,976,126	$229,709,762

See accompanying notes, which are an integral part of the financial statements.

54

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

56

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.70	$12.49	$12.68	$12.14	$12.54	$12.87

0.13	0.29	0.31	0.36	0.37	0.38
(0.43)	0.21	(0.16)	0.54	(0.34)	(0.32)
(0.30)	0.50	0.15	0.90	0.03	0.06

(0.13)	(0.29)	(0.31)	(0.36)	(0.37)	(0.39)
—	—	(0.03)	—	(0.06)	—
(0.13)	(0.29)	(0.34)	(0.36)	(0.43)	(0.39)

$12.27	$12.70	$12.49	$12.68	$12.14	$12.54

(2.39% )	4.05%	1.30%	7.54%	0.26%	0.49%

$351,952	$375,799	$373,691	$386,790	$390,477	$423,497
0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
0.93%	0.93%	0.93%	0.93%	0.94%	0.95%
2.06%	2.30%	2.53%	2.92%	2.99%	3.08%
1.98%	2.22%	2.45%	2.84%	2.90%	2.98%
9%	3%	15%	13%	16%	17%

57

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

58

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.75	$12.53	$12.72	$12.18	$12.58	$12.91

0.08	0.20	0.22	0.27	0.28	0.29
(0.44)	0.22	(0.16)	0.54	(0.34)	(0.33)
(0.36)	0.42	0.06	0.81	(0.06)	(0.04)

(0.08)	(0.20)	(0.22)	(0.27)	(0.28)	(0.29)
—	—	(0.03)	—	(0.06)	—
(0.08)	(0.20)	(0.25)	(0.27)	(0.34)	(0.29)

$12.31	$12.75	$12.53	$12.72	$12.18	$12.58

(2.82% )	3.35%	0.54%	6.73%	(0.49% )	(0.25% )

$15,539	$17,096	$25,219	$29,933	$35,642	$51,045
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.68%	1.68%	1.68%	1.68%	1.69%	1.70%
1.31%	1.55%	1.78%	2.17%	2.24%	2.33%
1.23%	1.47%	1.70%	2.09%	2.15%	2.23%
9%	3%	15%	13%	16%	17%

59

Financial highlights
Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

60

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.70	$12.49	$12.68	$12.14	$12.54	$12.87

0.14	0.32	0.34	0.39	0.40	0.41
(0.44)	0.21	(0.16)	0.54	(0.34)	(0.32)
(0.30)	0.53	0.18	0.93	0.06	0.09

(0.14)	(0.32)	(0.34)	(0.39)	(0.40)	(0.42)
—	—	(0.03)	—	(0.06)	—
(0.14)	(0.32)	(0.37)	(0.39)	(0.46)	(0.42)

$12.26	$12.70	$12.49	$12.68	$12.14	$12.54

(2.35% )	4.31%	1.55%	7.81%	0.51%	0.75%

$232,516	$218,886	$181,242	$169,241	$119,894	$88,826
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.68%	0.68%	0.68%	0.68%	0.69%	0.70%
2.31%	2.55%	2.78%	3.17%	3.24%	3.33%
2.23%	2.47%	2.70%	3.09%	3.15%	3.23%
9%	3%	15%	13%	16%	17%

61

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

62

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.22	$11.10	$11.25	$10.82	$11.17	$11.44

0.10	0.23	0.27	0.31	0.30	0.31
(0.42)	0.11	(0.15)	0.43	(0.31)	(0.25)
(0.32)	0.34	0.12	0.74	(0.01)	0.06

(0.10)	(0.22)	(0.27)	(0.31)	(0.30)	(0.31)
—	—	—	—	(0.04)	(0.02)
(0.10)	(0.22)	(0.27)	(0.31)	(0.34)	(0.33)

$10.80	$11.22	$11.10	$11.25	$10.82	$11.17

(2.83% )	3.13%	1.08%	7.00%	(0.01% )	0.55%

$60,397	$63,499	$57,788	$55,918	$59,284	$68,934
0.74%	0.71%	0.71%	0.71%	0.79%	0.84%
1.00%	1.00%	1.02%	1.04%	1.00%	0.99%
1.91%	2.01%	2.39%	2.87%	2.77%	2.79%
1.65%	1.72%	2.08%	2.54%	2.56%	2.64%
8%	7%	20%	19%	17%	22%

63

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

64

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.24	$11.12	$11.27	$10.84	$11.19	$11.47

0.06	0.13	0.17	0.22	0.21	0.22
(0.41)	0.12	(0.15)	0.43	(0.31)	(0.26)
(0.35)	0.25	0.02	0.65	(0.10)	(0.04)

(0.06)	(0.13)	(0.17)	(0.22)	(0.21)	(0.22)
—	—	—	—	(0.04)	(0.02)
(0.06)	(0.13)	(0.17)	(0.22)	(0.25)	(0.24)

$10.83	$11.24	$11.12	$11.27	$10.84	$11.19

(3.13% )	2.26%	0.22%	6.09%	(0.86% )	(0.39% )

$2,681	$2,990	$5,149	$7,167	$8,558	$11,885
1.56%	1.56%	1.56%	1.56%	1.64%	1.69%
1.75%	1.75%	1.77%	1.79%	1.75%	1.74%
1.09%	1.16%	1.54%	2.02%	1.92%	1.94%
0.90%	0.97%	1.33%	1.79%	1.81%	1.89%
8%	7%	20%	19%	17%	22%

65

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

66

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.22	$11.10	$11.25	$10.83	$11.17	$11.45

0.11	0.24	0.28	0.33	0.32	0.33
(0.41)	0.12	(0.15)	0.42	(0.30)	(0.26)
(0.30)	0.36	0.13	0.75	0.02	0.07

(0.11)	(0.24)	(0.28)	(0.33)	(0.32)	(0.33)
—	—	—	—	(0.04)	(0.02)
(0.11)	(0.24)	(0.28)	(0.33)	(0.36)	(0.35)

$10.81	$11.22	$11.10	$11.25	$10.83	$11.17

(2.65% )	3.29%	1.23%	7.06%	0.23%	0.61%

$22,323	$23,946	$24,848	$17,718	$11,470	$18,800
0.56%	0.56%	0.56%	0.56%	0.64%	0.69%
0.75%	0.75%	0.77%	0.79%	0.75%	0.74%
2.09%	2.16%	2.54%	3.02%	2.92%	2.94%
1.90%	1.97%	2.33%	2.79%	2.81%	2.89%
8%	7%	20%	19%	17%	22%

67

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

68

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.34	$11.00	$11.21	$10.66	$10.88	$11.13

0.13	0.28	0.29	0.32	0.32	0.33
(0.40)	0.34	(0.21)	0.55	(0.22)	(0.25)
(0.27)	0.62	0.08	0.87	0.10	0.08

(0.13)	(0.28)	(0.29)	(0.32)	(0.32)	(0.33)
(0.13)	(0.28)	(0.29)	(0.32)	(0.32)	(0.33)

$10.94	$11.34	$11.00	$11.21	$10.66	$10.88

(2.42% )	5.71%	0.81%	8.33%	0.95%	0.84%

$108,934	$112,606	$103,913	$103,487	$98,980	$98,491
0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
0.97%	0.97%	0.97%	0.99%	0.99%	0.99%
2.30%	2.52%	2.69%	2.97%	2.98%	3.08%
2.22%	2.44%	2.61%	2.87%	2.88%	2.98%
6%	3%	18%	12%	14%	19%

69

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

70

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.36	$11.02	$11.23	$10.68	$10.90	$11.15

0.09	0.20	0.21	0.24	0.24	0.25
(0.40)	0.34	(0.21)	0.55	(0.22)	(0.25)
(0.31)	0.54	— [3]	0.79	0.02	— [3]

(0.09)	(0.20)	(0.21)	(0.24)	(0.24)	(0.25)
—	—	—	—	—	—
(0.09)	(0.20)	(0.21)	(0.24)	(0.24)	(0.25)

$10.96	$11.36	$11.02	$11.23	$10.68	$10.90

(2.78% )	4.92%	0.05%	7.51%	0.19%	0.09%

$13,382	$14,317	$19,376	$21,059	$21,651	$32,223
1.64%	1.64%	1.64%	1.64%	1.64%	1.64%
1.72%	1.72%	1.72%	1.74%	1.74%	1.74%
1.55%	1.77%	1.94%	2.22%	2.23%	2.33%
1.47%	1.69%	1.86%	2.12%	2.13%	2.23%
6%	3%	18%	12%	14%	19%

71

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

72

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.33	$11.00	$11.20	$10.66	$10.87	$11.12

0.14	0.31	0.32	0.35	0.35	0.36
(0.40)	0.33	(0.20)	0.54	(0.21)	(0.25)
(0.26)	0.64	0.12	0.89	0.14	0.11

(0.14)	(0.31)	(0.32)	(0.35)	(0.35)	(0.36)
—	—	—	—	—	—
(0.14)	(0.31)	(0.32)	(0.35)	(0.35)	(0.36)

$10.93	$11.33	$11.00	$11.20	$10.66	$10.87

(2.31% )	5.89%	1.15%	8.50%	1.30%	1.09%

$106,660	$102,787	$75,325	$75,155	$53,501	$44,805
0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
0.72%	0.72%	0.72%	0.74%	0.74%	0.74%
2.55%	2.77%	2.94%	3.22%	3.23%	3.33%
2.47%	2.69%	2.86%	3.12%	3.13%	3.23%
6%	3%	18%	12%	14%	19%

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Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds February 28, 2022 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Tax-Free Minnesota High-Yield Fund prior to December 2, 2019, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year; and for shares of Delaware Tax-Free Minnesota Intermediate Fund, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase; unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Minnesota High-Yield Municipal Bond Fund on or after December 2, 2019, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related

74

to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund's tax positions taken or expected to be taken on each Fund's federal income tax returns through the six months ended February 28, 2022, and for all open tax years (years ended August 31, 2019–August 31, 2021), and has concluded that no provision for federal income tax is required in each Fund's financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended February 28, 2022, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the

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Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

1. Significant Accounting Policies (continued)

specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended February 28, 2022.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2022, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Tax-Free Minnesota Fund	$90
Delaware Tax-Free Minnesota Intermediate Fund	15
Delaware Minnesota High-Yield Municipal Bond Fund	41

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including,

76

but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from September 1, 2021 through February 28, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

	Operating expense	Operating expense
	limitation as	limitation as
	a percentage	a percentage
	of average	of average
	daily net assets	daily net assets
	(per annum)	(per annum)
	September 1, 2021-	December 29, 2021-
Fund	December 28, 2021	February 28, 2022
Delaware Tax-Free Minnesota Fund	0.60%	0.60%
Delaware Tax-Free Minnesota Intermediate Fund	0.56%	0.56%
Delaware Minnesota High-Yield Municipal Bond Fund	0.64%	0.63%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2022, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$13,454
Delaware Tax-Free Minnesota Intermediate Fund	3,693
Delaware Minnesota High-Yield Municipal Bond Fund	6,410

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

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Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended February 28, 2022, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$25,781
Delaware Tax-Free Minnesota Intermediate Fund	3,816
Delaware Minnesota High-Yield Municipal Bond Fund	9,925

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. Prior to December 28, 2021, DDLP had contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fee to 0.15% of average daily net assets. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2022, each Fund was charged for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$13,479
Delaware Tax-Free Minnesota Intermediate Fund	1,994
Delaware Minnesota High-Yield Municipal Bond Fund	5,090

For the six months ended February 28, 2022, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Delaware Tax-Free Minnesota Fund	$5,203
Delaware Tax-Free Minnesota Intermediate Fund	1,327
Delaware Minnesota High-Yield Municipal Bond Fund	2,897

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For the six months ended February 28, 2022, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free Minnesota Fund	$1,383	$291
Delaware Tax-Free Minnesota Intermediate Fund	—	49
Delaware Minnesota High-Yield Municipal Bond Fund	784	17

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended February 28, 2022, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended February 28, 2022, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free Minnesota
Fund	$15,882,353	$7,850,095	$—
Delaware Tax-Free Minnesota
Intermediate Fund	4,429,340	3,250,066	—
Delaware Minnesota High-Yield
Municipal Bond Fund	6,643,639	7,655,086	—
____________________

Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund did not have any realized gains (losses) during the six months ended February 28, 2022.

*	The aggregate contractual waiver period covering this report is from December 29, 2020 through December 29, 2022.

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Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

3. Investments

For the six months ended February 28, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free Minnesota Fund	$55,922,596	$55,079,826
Delaware Tax-Free Minnesota Intermediate Fund	6,632,860	7,580,469
Delaware Minnesota High-Yield Municipal Bond Fund	24,314,279	13,368,706

At February 28, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2022, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

		Aggregate	Aggregate
		unrealized	unrealized	Net unrealized
	Cost of	appreciation	depreciation	appreciation
Fund	investments	of investments	of investments	of investments
Delaware Tax-Free
Minnesota Fund	$579,564,081	$21,026,246	$(5,581,987)	$15,444,259
Delaware Tax-Free
Minnesota
Intermediate
Fund	83,522,485	2,333,625	(1,050,804)	1,282,821
Delaware
Minnesota
High-Yield
Municipal Bond
Fund	221,817,891	7,344,456	(2,676,481)	4,667,975

At August 31, 2021, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free
Minnesota
Intermediate Fund	$158,828	$—	$158,828
Delaware Minnesota
High-Yield Municipal
Bond Fund	658,502	—	658,502

At August 31, 2021, Delaware Tax-Free Minnesota Fund did not have any capital loss carryforwards.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date

80

under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2022:

Delaware Tax-Free Minnesota Fund
Level 2
Securities
Assets:
Municipal Bonds	$579,663,340
Short-Term Investments	15,345,000
Total Value of Securities	$595,008,340

Delaware Tax-Free Minnesota Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$84,555,306
Short-Term Investments	250,000
Total Value of Securities	$84,805,306

Delaware Minnesota High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$224,865,866
Short-Term Investments	1,620,000
Total Value of Securities	$226,485,866

During the six months ended February 28, 2022, there were no transfers into or out of Level 3 investments. Each Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund's net assets. During the six months ended February 28, 2022, there were no Level 3 investments.

82

4. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/28/22	8/31/21	2/28/22	8/31/21	2/28/22	8/31/21
Shares sold:
Class A	1,417,139	2,598,178	146,356	733,303	525,944	1,335,478
Class C	82,328	229,665	11,935	18,231	95,938	173,126
Institutional Class	2,746,119	4,005,429	110,362	230,335	1,630,813	3,378,165

Shares issued upon reinvestment of dividends and distributions:
Class A	271,666	628,677	46,673	95,192	108,517	228,413
Class C	8,382	25,115	1,398	4,046	9,366	25,557
Institutional Class	143,874	290,920	21,572	46,357	117,923	209,471
	4,669,508	7,777,984	338,296	1,127,464	2,488,501	5,350,210

Shares redeemed:
Class A	(2,572,945)	(3,561,554)	(262,509)	(375,043)	(607,342)	(1,077,601)
Class C	(169,181)	(925,806)	(31,579)	(219,279)	(144,568)	(696,408)
Institutional Class	(1,160,611)	(1,575,505)	(200,035)	(380,986)	(1,063,072)	(1,367,958)
	(3,902,737)	(6,062,865)	(494,123)	(975,308)	(1,814,982)	(3,141,967)

Net increase
(decrease)	766,771	1,715,119	(155,827)	152,156	673,519	2,208,243

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended February 28, 2022 and the year ended August 31, 2021, each Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund
Six months ended
2/28/22	80,540	1,908	1,914	80,541	$1,043,572
Year ended
8/31/21	98,743	222,179	218,722	103,060	4,062,123

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Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

4. Capital Shares (continued)

	Exchange		Exchange
	Redemptions		Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Intermediate Fund
Six months ended
2/28/22	6,906	320	320	6,906	$80,020
Year ended
8/31/21	—	37,029	37,119	—	415,214
Delaware Minnesota High-Yield Municipal Bond Fund
Six months ended
2/28/22	629	14,594	14,631	629	171,477
Year ended
8/31/21	629	56,466	56,330	936	636,964

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 1, 2021.

On November 1, 2021, each Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described above and operates in substantially the same manner as the original Agreement. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

Each Fund had no amounts outstanding as of February 28, 2022, or at any time during the period then ended.

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6. Geographic, Credit, and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), and lower than Baa3 by Moody’s Investors Service, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the

85

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

6. Geographic, Credit, and Market Risks (continued)

outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-today functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

86

8. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in the Funds' financial statements.

87

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP
Detroit, MI

John A. Fry
President
Drexel University
Philadelphia, PA

Joseph Harroz, Jr.
President
University of Oklahoma
Norman, OK

Sandra A.J. Lawrence
Former Chief Administrative
Officer
Children's Mercy Hospitals
and Clinics
Kansas City, MO

Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International
Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group
Pittsburgh, PA

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.
Golden, CO

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

88

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

Delaware Tax-Free Pennsylvania Fund

February 28, 2022

Carefully consider the Funds' investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds' prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of February 28, 2022, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from September 1, 2021 to February 28, 2022 (Unaudited)

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income taxes in the respective applicable state, as is consistent with preservation of capital.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2021 to February 28, 2022.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds' expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from September 1, 2021 to February 28, 2022 (Unaudited)

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$973.60	0.84%	$4.11
Class C	1,000.00	970.10	1.59%	7.77
Institutional Class	1,000.00	974.80	0.59%	2.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,021.87	0.59%	2.96

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$974.10	0.82%	$4.01
Class C	1,000.00	970.50	1.57%	7.67
Institutional Class	1,000.00	975.30	0.57%	2.79
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class C	1,000.00	1,017.01	1.57%	7.85
Institutional Class	1,000.00	1,021.97	0.57%	2.86

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$976.70	0.82%	$4.02
Class C	1,000.00	973.20	1.57%	7.68
Institutional Class	1,000.00	978.00	0.57%	2.80
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class C	1,000.00	1,017.01	1.57%	7.85
Institutional Class	1,000.00	1,021.97	0.57%	2.86

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$979.90	0.86%	$4.22
Class C	1,000.00	977.10	1.61%	7.89
Institutional Class	1,000.00	982.00	0.61%	3.00
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.53	0.86%	$4.31
Class C	1,000.00	1,016.81	1.61%	8.05
Institutional Class	1,000.00	1,021.77	0.61%	3.06

Disclosure of Fund expenses
For the six-month period from September 1, 2021 to February 28, 2022 (Unaudited)

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$976.00	0.80%	$3.92
Class C	1,000.00	973.20	1.55%	7.58
Institutional Class	1,000.00	977.30	0.55%	2.70
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class C	1,000.00	1,017.11	1.55%	7.75
Institutional Class	1,000.00	1,022.07	0.55%	2.76

Delaware Tax-Free Pennsylvania Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$977.30	0.84%	$4.12
Class C	1,000.00	974.80	1.59%	7.79
Institutional Class	1,000.00	979.60	0.59%	2.90
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.08	0.84%	$4.21
Class C	1,000.00	1,017.36	1.59%	7.95
Institutional Class	1,000.00	1,024.84	0.59%	2.96

*	“Expenses Paid During Period” are equal to the relevant Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds' expenses reflected on the previous page, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The tables above and on the previous pages do not reflect the expenses of any applicable Underlying Funds.

Security type / sector / state / territory allocations
Delaware Tax-Free Arizona Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.21%
Corporate Revenue Bonds	5.33%
Education Revenue Bonds	25.13%
Electric Revenue Bonds	6.70%
Healthcare Revenue Bonds	20.05%
Lease Revenue Bonds	4.76%
Local General Obligation Bonds	3.69%
Pre-Refunded Bonds	1.55%
Special Tax Revenue Bonds	16.27%
State General Obligation Bonds	3.95%
Transportation Revenue Bonds	4.88%
Water & Sewer Revenue Bonds	4.90%
Short-Term Investments	2.34%
Total Value of Securities	99.55%
Receivables and Other Assets Net of Liabilities	0.45%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Arizona	80.29%
Puerto Rico	19.26%
Total Value of Securities	99.55%

Security type / sector / state / territory allocations
Delaware Tax-Free California Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.81%
Corporate Revenue Bonds	8.46%
Education Revenue Bonds	19.92%
Electric Revenue Bonds	3.24%
Healthcare Revenue Bonds	10.39%
Housing Revenue Bonds	2.67%
Lease Revenue Bonds	3.66%
Local General Obligation Bonds	3.37%
Pre-Refunded Bonds	11.03%
Special Tax Revenue Bonds	15.67%
State General Obligation Bonds	10.06%
Transportation Revenue Bonds	9.34%
Short-Term Investments	1.61%
Total Value of Securities	99.42%
Receivables and Other Assets Net of Liabilities	0.58%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free California Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
California	80.19%
Guam	0.30%
Puerto Rico	18.79%
US Virgin Islands	0.14%
Total Value of Securities	99.42%

Security type / sector / state / territory allocations
Delaware Tax-Free Colorado Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.11%
Corporate Revenue Bonds	2.45%
Education Revenue Bonds	12.68%
Electric Revenue Bonds	5.99%
Healthcare Revenue Bonds	22.33%
Lease Revenue Bonds	1.72%
Local General Obligation Bonds	9.12%
Pre-Refunded Bonds	10.82%
Special Tax Revenue Bonds	18.14%
State General Obligation Bonds	3.71%
Transportation Revenue Bonds	6.02%
Water & Sewer Revenue Bonds	5.13%
Short-Term Investments	1.63%
Total Value of Securities	99.74%
Receivables and Other Assets Net of Liabilities	0.26%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Colorado	82.02%
Guam	0.31%
Puerto Rico	16.99%
US Virgin Islands	0.42%
Total Value of Securities	99.74%

Security type / sector / state / territory allocations
Delaware Tax-Free Idaho Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.69%
Corporate Revenue Bonds	4.12%
Education Revenue Bonds	21.20%
Electric Revenue Bonds	5.06%
Healthcare Revenue Bonds	9.51%
Housing Revenue Bonds	3.17%
Lease Revenue Bonds	12.57%
Local General Obligation Bonds	14.09%
Pre-Refunded Bonds	6.65%
Resource Recovery Revenue Bonds	0.39%
Special Tax Revenue Bonds	13.25%
State General Obligation Bonds	5.16%
Transportation Revenue Bonds	3.10%
Water & Sewer Revenue Bonds	0.42%
Short-Term Investments	1.60%
Total Value of Securities	100.29%
Liabilities Net of Receivables and Other Assets	(0.29%)
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Idaho	81.47%
Puerto Rico	18.82%
Total Value of Securities	100.29%

Security type / sector / state / territory allocations
Delaware Tax-Free New York Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.00%
Corporate Revenue Bonds	5.59%
Education Revenue Bonds	22.13%
Electric Revenue Bonds	8.35%
Healthcare Revenue Bonds	6.61%
Lease Revenue Bonds	6.16%
Local General Obligation Bonds	3.35%
Pre-Refunded Bonds	0.77%
Resource Recovery Revenue Bond	0.74%
Special Tax Revenue Bonds	22.05%
State General Obligation Bonds	5.73%
Transportation Revenue Bonds	12.28%
Water & Sewer Revenue Bonds	5.24%
Short-Term Investments	0.44%
Total Value of Securities	99.44%
Receivables and Other Assets Net of Liabilities	0.56%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
New York	80.61%
Puerto Rico	18.83%
Total Value of Securities	99.44%

Security type / sector / state / territory allocations
Delaware Tax-Free Pennsylvania Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.20%
Corporate Revenue Bonds	6.05%
Education Revenue Bonds	10.84%
Electric Revenue Bonds	3.25%
Healthcare Revenue Bonds	33.87%
Lease Revenue Bonds	1.07%
Local General Obligation Bonds	6.73%
Pre-Refunded/Escrowed to Maturity Bonds	5.90%
Special Tax Revenue Bonds	15.91%
State General Obligation Bonds	4.65%
Transportation Revenue Bonds	10.35%
Water & Sewer Revenue Bond	0.58%
Total Value of Securities	99.20%
Receivables and Other Assets Net of Liabilities	0.80%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Pennsylvania Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Pennsylvania	81.91%
Puerto Rico	17.29%
Total Value of Securities	99.20%

Schedules of investments
Delaware Tax-Free Arizona Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 97.21%
Corporate Revenue Bonds – 5.33%
Arizona Industrial Development Authority Revenue
(Legacy Cares Project)
Series A 144A 6.00% 7/1/51 #	550,000	$595,931
Series A 144A 7.75% 7/1/50 #	285,000	333,695
Chandler, Arizona Industrial Development Authority
Revenue
(Intel Corporation Project)
2.70% 12/1/37 (AMT) ●	1,300,000	1,328,197
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,549,040
		4,806,863
Education Revenue Bonds – 25.13%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects)
Series A 5.00% 7/1/51	1,000,000	1,112,300
(ACCEL Schools Project)
Series A 144A 5.25% 8/1/48 #	350,000	380,503
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	289,615
144A 6.00% 7/1/47 #	400,000	458,128
(Doral Academy of Nevada - Fire Mesa and Red Rock
Campus Projects)
Series A 144A 5.00% 7/15/49 #	375,000	414,866
(Empower College Prep Project)
144A 6.00% 7/1/49 #	500,000	535,250
(Equitable School Revolving Fund)
Series A 4.00% 11/1/49	1,600,000	1,715,712
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,000,000	849,190
Series A 2.375% 7/1/52	1,000,000	836,870
(KIPP NYC Public Charter Schools - Macombs Facility
Project)
Series A 4.00% 7/1/61	1,980,000	2,078,822
(Odyssey Preparatory Academy Project)
Series A 144A 5.50% 7/1/52 #	375,000	399,532
(Pinecrest Academy of Nevada-Horizon, Inspirada and
St. Rose Campus Projects)
Series A 144A 5.75% 7/15/48 #	250,000	277,948
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,003,260

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	$648,664
Maricopa County Industrial Development Authority
Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	280,053
(Creighton University Project)
4.00% 7/1/50	1,000,000	1,087,360
(Great Hearts Arizona Projects)
Series A 5.00% 7/1/52	725,000	808,324
(Highland Prep Projects)
Series A 4.00% 7/1/56	2,000,000	2,161,380
(Reid Traditional Schools Projects)
5.00% 7/1/47	785,000	855,336
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic
Village Project)
5.00% 7/1/31	500,000	569,300
Phoenix Industrial Development Authority
(Choice Academies Project)
5.625% 9/1/42	1,250,000	1,263,462
(Eagle College Preparatory Project)
Series A 5.00% 7/1/43	500,000	502,565
(Great Hearts Academic Project)
5.00% 7/1/46	1,000,000	1,072,380
(Rowan University Project)
5.00% 6/1/42	2,000,000	2,018,200
Pima County Industrial Development Authority Education
Revenue
(Edkey Charter Schools Project)
144A 5.00% 7/1/55 #	500,000	526,170
University of Arizona Board of Regents
Series A 4.00% 6/1/44	475,000	533,472
		22,678,662
Electric Revenue Bonds – 6.70%
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	450,000	464,062
Series A 5.05% 7/1/42 ‡	55,000	56,719
Series AAA 5.25% 7/1/25 ‡	35,000	36,269
Series WW 5.00% 7/1/28 ‡	550,000	567,187
Series WW 5.50% 7/1/38 ‡	710,000	738,400

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 4.75% 7/1/26 ‡	35,000	$35,963
Series XX 5.25% 7/1/40 ‡	355,000	367,869
Series XX 5.75% 7/1/36 ‡	125,000	130,469
Series ZZ 4.75% 7/1/27 ‡	30,000	30,825
Series ZZ 5.25% 7/1/24 ‡	45,000	46,631
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 1/1/39	2,000,000	2,362,500
Series A 5.00% 1/1/47	1,000,000	1,206,910
		6,043,804
Healthcare Revenue Bonds – 20.05%
Arizona Health Facilities Authority Hospital System
Revenue
(Scottsdale Lincoln Hospital Project)
5.00% 12/1/42	1,000,000	1,088,830
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project
First Tier)
Series A 5.00% 1/1/54	145,000	128,611
(Great Lakes Senior Living Communities LLC Project
Fourth Tier)
144A 7.75% 1/1/54 #	150,000	110,725
(Great Lakes Senior Living Communities LLC Project
Second Tier)
Series B 5.00% 1/1/49	55,000	43,744
Series B 5.125% 1/1/54	65,000	51,817
(Great Lakes Senior Living Communities LLC Project
Third Tier)
Series C 144A 5.00% 1/1/49 #	500,000	363,770
(Phoenix Children's Hospital)
Series A 4.00% 2/1/50	2,190,000	2,392,947
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	270,000	248,300
5.25% 11/15/46	415,000	368,308
(Royal Oaks Inspirita Pointe Project)
Series A 5.00% 5/15/56	1,000,000	1,090,220
(Sun Health Services)
Series A 5.00% 11/15/48	1,000,000	1,112,490

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale Industrial Development Authority Revenue
(The Beatitudes Campus Project)
5.00% 11/15/45	200,000	$206,388
(The Terraces of Phoenix Project)
Series A 5.00% 7/1/48	275,000	283,143
Maricopa County Industrial Development Authority Health
Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	1,095,540
Series A 4.00% 1/1/44	1,665,000	1,837,660
Series D 4.00% 1/1/48	650,000	718,673
Maricopa County Industrial Development Authority
Hospital Revenue
(HonorHealth)
Series A 3.00% 9/1/51	500,000	487,385
Series A 4.00% 9/1/51	250,000	277,882
Maricopa County Industrial Development Authority Senior
Living Facility Revenue
(Christian Care Surprise Project)
144A 6.00% 1/1/48 #	405,000	357,753
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/36	75,000	82,753
4.00% 7/1/39	75,000	82,349
5.00% 7/1/30	105,000	126,657
5.00% 7/1/32	170,000	206,902
5.00% 7/1/35	65,000	78,550
Tempe Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/52 #	800,000	845,704
Yavapai County Industrial Development Authority Hospital
Facility
(Yavapai Regional Medical Center)
4.00% 8/1/43	1,500,000	1,649,070
Series A 5.25% 8/1/33	2,000,000	2,110,140
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	318,335
Series A 5.25% 8/1/32	300,000	326,241
		18,090,887

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds – 4.76%
Arizona Game & Fish Department & Community
Beneficial Interest Certificates
(Administration Building Project)
5.00% 7/1/32	1,000,000	$1,003,590
Arizona Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility)
Series A 5.00% 7/1/36	350,000	353,836
Maricopa County Industrial Development Authority
Correctional Contract Revenue
(Phoenix West Prison)
Series B 5.375% 7/1/22 (ACA)	355,000	355,927
Phoenix Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/49	2,000,000	2,356,060
Puerto Rico Public Buildings Authority Revenue
(Government Facilities)
Series C 5.75% 7/1/17 ‡	30,000	33,562
Series D 5.25% 7/1/36 ‡	60,000	65,625
Series M-1 5.75% 7/1/17 ‡	85,000	95,094
Series Q 5.50% 7/1/37 ‡	30,000	33,225
		4,296,919
Local General Obligation Bonds – 3.69%
Maricopa County High School District No. 214 Tolleson
Union High School
(School Improvement Project)
Series B 4.00% 7/1/37	1,000,000	1,126,750
Maricopa County School District No. 3 Tempe Elementary
(School Improvement Project)
Series B 5.00% 7/1/30	560,000	673,126
Maricopa County Unified School District No. 69 Paradise
Valley
4.00% 7/1/39	600,000	687,192
Maricopa County Unified School District No. 95 Queen
Creek
(School Improvement)
4.00% 7/1/35	500,000	565,755
Pinal County Community College District
4.00% 7/1/31	250,000	272,607
		3,325,430

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds – 1.55%
University of Arizona Board of Regents
Series A 5.00% 6/1/25-22 §	10,000	$10,110
Series A 5.00% 6/1/38-23 §	1,000,000	1,050,240
Unrefunded Series A 5.00% 6/1/25-22 §	335,000	338,521
		1,398,871
Special Tax Revenue Bonds – 16.27%
Bullhead City, Arizona Excise Taxes Revenue
2.30% 7/1/41	1,000,000	895,940
GDB Debt Recovery Authority
7.50% 8/20/40	2,231,650	2,097,751
Glendale Municipal Property Excise Tax Revenue
(Senior Lien)
Series B 5.00% 7/1/33	570,000	588,177
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,110,700
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 4.539% 7/1/46 ^	2,050,000	665,963
Series A-1 4.911% 7/1/51 ^	4,640,000	1,092,163
(Restructured)
Series A-1 4.75% 7/1/53	2,485,000	2,748,261
Series A-1 5.00% 7/1/58	750,000	841,087
Series A-2 4.329% 7/1/40	2,825,000	3,093,460
Regional Public Transportation Authority
(Maricopa County Public Transportation)
5.25% 7/1/24	500,000	546,325
Sedona city, Arizona Excise Tax Revenue
4.00% 7/1/42 (BAM)	875,000	1,000,458
		14,680,285
State General Obligation Bonds – 3.95%
Commonwealth of Puerto Rico
(Custodial Receipts)
Series A 144A 4.018% 6/1/22 #	540,000	535,950
Series A 144A 5.50% 6/1/22 #	180,000	183,375
(Public Improvement)
Series A 5.00% 7/1/41 ‡	455,000	415,187
Series A 5.125% 7/1/37 ‡	1,190,000	1,109,675
Series A 5.375% 7/1/33 ‡	270,000	269,660
Series A 8.00% 7/1/35 ‡	240,000	216,300
Series B 5.00% 7/1/35 ‡	160,000	160,600

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Public Improvement)
Series B 5.75% 7/1/38 ‡	680,000	$670,643
		3,561,390
Transportation Revenue Bonds – 4.88%
Arizona Department of Transportation State Highway
Fund Revenue
5.00% 7/1/35	500,000	568,400
Phoenix Civic Improvement Airport Revenue
(Junior Lien)
Series B 5.00% 7/1/49 (AMT)	400,000	461,312
(Senior Lien)
4.00% 7/1/48 (AMT)	500,000	535,110
5.00% 7/1/32 (AMT)	500,000	522,070
Series A 5.00% 7/1/36 (AMT)	1,000,000	1,148,940
Series B 5.00% 7/1/37	1,000,000	1,166,500
		4,402,332
Water & Sewer Revenue Bonds – 4.90%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue)
Series A 5.00% 10/1/26	1,000,000	1,094,640
Central Arizona Water Conservation District
(Central Arizona Project)
5.00% 1/1/31	600,000	675,054
Mesa Utility System Revenue
4.00% 7/1/31	850,000	931,328
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	1,000,000	1,150,800
5.00% 7/1/31	500,000	570,200
		4,422,022
Total Municipal Bonds (cost $84,216,879)		87,707,465

Short-Term Investments – 2.34%
Variable Rate Demand Notes – 2.34%¤
Arizona Health Facilities Authority Revenue
(Banner Health) Series C 0.06% 1/1/46
(LOC - Bank Of America, N.A.)	200,000	200,000

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal
	amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Phoenix Industrial Development Authority
(Mayo Clinic) Series B 0.06% 11/15/52
(SPA - Northern Trust Company)	1,915,000	$1,915,000
Total Short-Term Investments (cost $2,115,000)		2,115,000
Total Value of Securities–99.55%
(cost $86,331,879)		$89,822,465

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $6,888,968, which represents 7.64% of the Fund's net assets. See Note 7 in “Notes to financial statements.”

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

‡	Non-income producing security. Security is currently in default.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance

Summary of abbreviations: (continued)
ICE – Intercontinental Exchange, Inc.
KIPP – Knowledge is Power Program
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free California Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 97.81%
Corporate Revenue Bonds – 8.46%
California Pollution Control Financing Authority
Solid Waste Disposal Revenue
(CalPlant I Project)
144A 8.00% 7/1/39 (AMT) #, ‡	300,000	$180,000
Golden State Tobacco Securitization Settlement Revenue
(Capital Appreciation)
Subordinate Series B-2 0.324% 6/1/66 ^	2,500,000	373,975
Inland Empire Tobacco Securitization Authority
(Capital Appreciation Turbo Asset-Backed)
Series F 144A 1.386% 6/1/57 #, ^	29,440,000	1,586,816
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	500,000	738,645
Sacramento County Sanitation Districts Financing
Authority Revenue
(Sacramento Regional County Sanitation District)
Series A 5.00% 12/1/45	2,000,000	2,462,320
Tobacco Securitization Authority of Northern California
(Sacramento County)
Series A Class 1 Senior 4.00% 6/1/36	300,000	329,640
Series A Class 1 Senior 4.00% 6/1/37	300,000	329,352
Series A Class 1 Senior 4.00% 6/1/38	400,000	438,292
Series A Class 1 Senior 4.00% 6/1/39	250,000	273,417
Series A Class 1 Senior 4.00% 6/1/40	300,000	327,555
Series A Class 1 Senior 4.00% 6/1/49	1,000,000	1,086,500
Tobacco Securitization Authority of Southern California
(San Diego County)
Capital Appreciation Second Subordinate
Series C 0.599% 6/1/46 ^	16,690,000	3,154,577
Capital Appreciation Third Subordinate
Series D 0.301% 6/1/46 ^	4,915,000	828,325
		12,109,414
Education Revenue Bonds – 19.92%
California Educational Facilities Authority
(Loma Linda University)
Series A 5.00% 4/1/47	1,000,000	1,129,350
(Stanford University - Green Bonds)
Series V-2 2.25% 4/1/51	300,000	256,014
(Stanford University)
Series U-1 5.25% 4/1/40	1,840,000	2,598,209
Series V-1 5.00% 5/1/49	1,460,000	2,116,985

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority
(Bella Mente Montessori Academy Project)
Series A 144A 5.00% 6/1/48 #	500,000	$549,075
(Biola University)
5.00% 10/1/39	1,000,000	1,136,740
(California Baptist University)
Series A 144A 5.375% 11/1/40 #	1,000,000	1,107,420
(CHF - Davis I, LLC - West Village Student Housing
Project)
5.00% 5/15/48	1,000,000	1,131,600
(Emerson College)
Series B 5.00% 1/1/32	1,000,000	1,142,380
(Julian Charter School Project)
Series A 144A 5.625% 3/1/45 #	850,000	874,369
(Literacy First Charter Schools Project)
Series A 5.00% 12/1/49	750,000	856,193
(Southwestern Law School)
4.00% 11/1/41	575,000	629,366
California School Finance Authority
(Aspire Public Schools - Obligated Group Issue #3)
Series A 144A 5.00% 8/1/40 #	1,000,000	1,145,880
(Aspire Public Schools - Obligated Group)
Series A 144A 5.00% 8/1/45 #	715,000	779,400
(Encore Education Obligated Group)
Series A 144A 5.00% 6/1/42 #	500,000	462,750
(Escuela Popular Project)
144A 6.50% 7/1/50 #	250,000	271,963
(Granada Hills Charter Obligated Group)
144A 5.00% 7/1/49 #	475,000	521,341
(Green Dot Public Schools Project)
Series A 144A 5.00% 8/1/35 #	1,000,000	1,085,950
(Grimmway Schools - Obligated Group)
Series A 144A 5.00% 7/1/36 #	500,000	544,335
(ICEF - View Park Elementary & Middle Schools)
Series A 5.625% 10/1/34	575,000	617,975
(KIPP LA Projects)
Series A 5.125% 7/1/44	1,000,000	1,066,160
(KIPP SoCal Projects)
Series A 144A 5.00% 7/1/49 #	1,000,000	1,151,840

Schedules of investments
Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(Partnerships to Uplift Communities Valley Project)
Series A 144A 6.75% 8/1/44 #	1,000,000	$1,071,520
(Russell Westbrook Why Not? Academy - Obligated
Group)
Series A 144A 4.00% 6/1/51 #	1,200,000	1,179,600
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,157,630
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools - Animo Inglewood Charter
High School Project)
Series A 7.25% 8/1/41	300,000	301,227
California Statewide Communities Development Authority
Revenue
(California Baptist University)
Series A 6.125% 11/1/33	750,000	802,913
Mt. San Antonio Community College District Convertible
Capital Appreciation Election 2008
Series A 0.00% 8/1/28 ~	1,000,000	1,143,650
Regents of the University of California General Revenue
Series BE 4.00% 5/15/50	1,500,000	1,677,480
		28,509,315
Electric Revenue Bonds – 3.24%
Los Angeles Department of Water & Power Revenue
(Power System)
Series A 5.00% 7/1/42	1,000,000	1,147,540
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	360,937
Series A 5.05% 7/1/42 ‡	70,000	72,188
Series A 6.75% 7/1/36 ‡	185,000	196,098
Series AAA 5.25% 7/1/25 ‡	40,000	41,450
Series CCC 5.25% 7/1/27 ‡	325,000	336,781
Series TT 5.00% 7/1/32 ‡	340,000	350,625
Series WW 5.00% 7/1/28 ‡	470,000	484,687
Series WW 5.25% 7/1/33 ‡	335,000	347,144
Series WW 5.50% 7/1/38 ‡	730,000	759,200
Series XX 4.75% 7/1/26 ‡	45,000	46,238
Series XX 5.25% 7/1/40 ‡	230,000	238,337
Series XX 5.75% 7/1/36 ‡	150,000	156,562
Series ZZ 4.75% 7/1/27 ‡	35,000	35,963

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 5.25% 7/1/24 ‡	55,000	$56,994
		4,630,744
Healthcare Revenue Bonds – 10.39%
California Educational Facilities Authority
(Stanford University)
Series V-2 5.00% 4/1/51	500,000	730,440
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Medical Center)
Series B 4.00% 8/15/36	500,000	544,275
(Children's Hospital Los Angeles)
Series A 5.00% 11/15/34	500,000	511,660
Series A 5.00% 8/15/47	500,000	572,995
(Children's Hospital of Orange County)
Series A 2.125% 11/1/41	2,500,000	2,220,800
(Kaiser Permanente)
Subordinate Series A-2 4.00% 11/1/44	1,005,000	1,107,540
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	863,077
Series A 5.00% 2/1/47	250,000	285,918
(Goodwill Industry of Sacramento Valley & Northern
Nevada Project)
5.00% 1/1/35	635,000	610,318
(Northbay Healthcare Group)
Series A 5.25% 11/1/47	500,000	562,550
California Municipal Finance Authority Senior Living
Revenue
(Mt. San Antonio Gardens Project)
Series A 4.00% 11/15/52	750,000	787,305
Series A 4.00% 11/15/56	750,000	780,480
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds)
Series A 144A 5.00% 11/15/51 #	500,000	548,605
California Statewide Communities Development Authority
Revenue
(Adventist Health System/West)
Series A 4.00% 3/1/48	1,000,000	1,095,790
(Emanate Health)
Series A 4.00% 4/1/45	255,000	284,134
(Episcopal Communities & Services)
5.00% 5/15/32	600,000	604,302

Schedules of investments
Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority
Revenue
(Huntington Memorial Hospital)
4.00% 7/1/48	500,000	$545,115
(Marin General Hospital - Green Bonds)
Series A 4.00% 8/1/45	500,000	509,480
(Redlands Community Hospital)
5.00% 10/1/46	1,000,000	1,122,150
Palomar Health
5.00% 11/1/47 (AGM)	500,000	587,010
		14,873,944
Housing Revenue Bonds – 2.67%
California Housing Finance Agency
Series 2019-2 Class A 4.00% 3/20/33	483,149	532,721
Independent Cities Finance Authority Mobile Home Park
Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,054,670
Series A 5.25% 5/15/49	1,200,000	1,264,368
Santa Clara County Multifamily Housing Authority
Revenue
(RiverTown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	965,000	967,808
		3,819,567
Lease Revenue Bonds – 3.66%
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated
Group)
Series A 5.00% 11/1/41	1,000,000	1,062,270
California Municipal Finance Authority
(Orange County Civic Center Infrastructure
Improvement Program - Phase II)
Series A 5.00% 6/1/43	750,000	881,415
California State Public Works Board
(Department of General Services - New Natural
Resources)
Series C 4.00% 11/1/46	1,000,000	1,126,110
(Various Capital Projects)
Series I 5.50% 11/1/30	1,000,000	1,072,370

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Oceanside Public Financing Authority
(EL Corazon Aquatics Center Project)
4.00% 11/1/49	1,000,000	$1,097,980
		5,240,145
Local General Obligation Bonds – 3.37%
Anaheim School District Capital Appreciation
Election of 2002
4.58% 8/1/25 (NATL) ^	1,000,000	941,290
Los Angeles Department of Water & Power Revenue
(Power System)
Subordinate Series A-1 0.03% 7/1/50 •	1,070,000	1,070,000
Los Angeles Unified School District
Election of 2008
(Dedicated Unlimited Ad Valorem Property Tax)
Series A 5.00% 7/1/40	500,000	553,635
Moreno Valley Unified School District
Election of 2014
Series B 5.00% 8/1/43 (AGM)	500,000	590,140
New Haven Unified School District
Election of 2014
Series A 5.00% 8/1/40	1,000,000	1,107,230
San Francisco Bay Area Rapid Transit District Election of
2016
(Green Bonds)
Series B-1 4.00% 8/1/44	500,000	563,595
		4,825,890
Pre-Refunded Bonds – 11.03%
ABAG Finance Authority for Nonprofit Corporations
(Jackson Laboratory)
5.00% 7/1/37-22 §	1,000,000	1,014,420
Bay Area Toll Authority
Series S-4 5.00% 4/1/32-23 §	1,000,000	1,044,210
Series S-H 5.00% 4/1/44-29 §	1,000,000	1,224,900
California Health Facilities Financing Authority Revenue
(Sutter Health)
Series A 5.00% 8/15/43-25 §	1,000,000	1,122,000
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects)
Series A 5.50% 8/15/47-22 §	250,000	255,458

Schedules of investments
Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
California State Public Works Board
(California State University: Various Buildings)
Series E 5.00% 9/1/33-22 §	1,000,000	$1,021,540
California Statewide Communities Development Authority
Revenue
(Covenant Retirement Communities)
Series C 5.625% 12/1/36-23 §	1,000,000	1,075,870
Fresno Unified School District
Election of 2016
Series A 5.00% 8/1/41-26 §	500,000	577,165
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed)
Series A-2 5.00% 6/1/47-22 §	2,400,000	2,425,848
(Enhanced Asset-Backed)
Series A 5.00% 6/1/29-23 §	1,000,000	1,049,730
Series A 5.00% 6/1/45-25 §	1,000,000	1,115,260
La Verne
(Brethren Hillcrest Homes)
5.00% 5/15/36-22 §	750,000	764,167
Riverside County Transportation Commission Senior Lien
(Current Interest Obligations)
Series A 5.75% 6/1/44-23 §	500,000	529,825
San Francisco Municipal Transportation Agency Revenue
5.00% 3/1/32-23 §	1,000,000	1,041,070
Series B 5.00% 3/1/37-22 §	1,000,000	1,000,000
San Jose Financing Authority Lease Revenue
(Civic Center Project)
Series A 5.00% 6/1/33-23 §	500,000	524,865
		15,786,328
Special Tax Revenue Bonds – 15.67%
City of Irvine Limited Obligation Improvement Bonds
(Reassessment District No. 21-1)
4.00% 9/2/46 (BAM)	1,340,000	1,532,035
GDB Debt Recovery Authority
7.50% 8/20/40	3,558,599	3,345,083
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.667% 7/1/46 ^	16,791,000	5,454,724
Series A-1 4.75% 7/1/53	3,105,000	3,433,944
Series A-1 4.894% 7/1/51 ^	5,445,000	1,281,644
Series A-1 5.00% 7/1/58	2,820,000	3,162,489
Series A-2 4.329% 7/1/40	1,485,000	1,626,120

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series B-1 4.75% 7/1/53	135,000	$149,302
Sacramento Transient Occupancy Tax Revenue
(Convention Center Complex)
Senior Series A 5.00% 6/1/38	500,000	581,485
Senior Series A 5.00% 6/1/48	1,000,000	1,152,350
Virgin Islands Public Finance Authority Revenue
(Virgin Islands Matching Fund Loan Note)
Series A Working Capital 4.00% 10/1/22	200,000	200,220
Yucaipa Special Tax Community Facilities District No.
98-1
(Chapman Heights)
5.375% 9/1/30	500,000	503,065
		22,422,461
State General Obligation Bonds – 10.06%
California
(Various Purpose)
4.00% 3/1/36	500,000	572,325
5.00% 9/1/31	1,000,000	1,057,610
5.00% 4/1/32	300,000	388,563
5.00% 9/1/32	2,500,000	3,204,875
5.00% 4/1/37	2,000,000	2,085,320
5.00% 8/1/46	1,000,000	1,136,850
5.25% 4/1/35	1,000,000	1,003,450
Commonwealth of Puerto Rico
(Custodial Receipts)
Series A 144A 5.50% 6/1/22 #	140,000	142,625
Series PIB 144A 4.018% 6/1/22 #	575,000	570,687
(Public Improvement)
Series A 5.00% 7/1/24 ‡	265,000	265,663
Series A 5.00% 7/1/41 ‡	770,000	702,625
Series A 5.125% 7/1/37 ‡	560,000	522,200
Series A 5.25% 7/1/34 ‡	395,000	397,963
Series A 5.375% 7/1/33 ‡	485,000	484,389
Series A 8.00% 7/1/35 ‡	230,000	207,288
Series B 5.00% 7/1/35 ‡	430,000	431,612
Series B 5.75% 7/1/38 ‡	610,000	601,606
Series C 6.00% 7/1/39 ‡	615,000	611,925
		14,387,576

Schedules of investments
Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 9.34%
California Municipal Finance Authority Senior Lien
(LINXS APM Project)
Series A 5.00% 12/31/47 (AMT)	1,745,000	$1,985,862
Long Beach Marina Revenue
(Alamitos Bay Marina Project)
5.00% 5/15/45	500,000	533,710
Los Angeles Department of Airports
(Los Angeles International Airport)
Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	1,094,680
Series A Private Activity 5.00% 5/15/51 (AMT)	1,500,000	1,789,965
Port Authority of Guam Revenue
(Governmental)
Series A 5.00% 7/1/48	375,000	424,121
Sacramento County Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	500,000	575,305
Subordinate Series B 5.00% 7/1/41	500,000	564,970
San Diego County Regional Airport Authority
(Private Activity)
Subordinate Series B 4.00% 7/1/56 (AMT)	1,000,000	1,074,780
San Diego Redevelopment Agency
(Centre City Redevelopment Project)
Series A 6.40% 9/1/25	615,000	617,946
San Francisco City & County Airports Commission
(San Francisco International Airport)
Second Series A 5.00% 5/1/34 (AMT)	1,000,000	1,174,800
Second Series A 5.00% 5/1/49 (AMT)	1,000,000	1,150,820
Second Series E 5.00% 5/1/50 (AMT)	500,000	572,965
San Jose Airport Revenue
Series B 5.00% 3/1/36	575,000	661,331
Series B 5.00% 3/1/42	1,000,000	1,144,560
		13,365,815
Total Municipal Bonds (cost $134,351,918)		139,971,199

	Principal
	amount°	Value (US $)
Short-Term Investments – 1.61%
Variable Rate Demand Note – 1.61%¤
Los Angeles Department of Water & Power Revenue
Subordinate Series B-3 0.03% 7/1/34 (SPA - Barclays
Bank)	2,300,000	$2,300,000
Total Short-Term Investments (cost $2,300,000)		2,300,000
Total Value of Securities–99.42%
(cost $136,651,918)		$142,271,199

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $13,774,176, which represents 9.63% of the Fund's net assets. See Note 7 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at February 28, 2022.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax

Schedules of investments
Delaware Tax-Free California Fund

Summary of abbreviations: (continued)
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
ICE – Intercontinental Exchange, Inc.
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Colorado Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 98.11%
Corporate Revenue Bonds – 2.45%
Public Authority for Colorado Energy Natural Gas
Revenue
6.50% 11/15/38	4,250,000	$6,127,055
		6,127,055
Education Revenue Bonds – 12.68%
Board of Governors of the Colorado State University
System Enterprise Revenue
Series A 5.00% 3/1/43	2,480,000	3,354,894
Board of Trustees For Colorado Mesa University
Enterprise Revenue
Series B 5.00% 5/15/44	1,000,000	1,198,370
Series B 5.00% 5/15/49	750,000	893,438
Colorado Educational & Cultural Facilities Authority
Revenue
(Alexander Dawson School-Nevada Project)
5.00% 5/15/29	1,230,000	1,377,366
(Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	529,005
Series A 144A 5.25% 7/1/46 #	1,350,000	1,423,156
(Aspen View Academy Project)
4.00% 5/1/51	500,000	526,185
4.00% 5/1/61	750,000	779,055
(Atlas Preparatory Charter School)
144A 5.25% 4/1/45 #	1,300,000	1,325,831
(Charter School Project)
5.00% 7/15/37	1,150,000	1,162,432
(Community Leadership Academy, Inc. Second
Campus Project)
7.45% 8/1/48	1,000,000	1,062,400
(Global Village Academy)
144A 5.00% 12/1/50 #	1,000,000	1,037,950
(Liberty Common Charter School Project)
Series A 5.00% 1/15/39	1,000,000	1,042,010
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	457,047
5.00% 12/1/42	540,000	546,934
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	669,081
144A 5.00% 7/1/46 #	500,000	527,605
(Pinnacle Charter School Project)
5.00% 6/1/26	700,000	728,511

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority
Revenue
(Science Technology Engineering and Math School
Project)
5.00% 11/1/44	890,000	$943,756
5.00% 11/1/54	1,500,000	1,584,810
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	898,098
144A 5.50% 7/1/49 #	870,000	909,959
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	440,896
Series A 4.00% 3/1/36	550,000	605,886
(University of Lab Charter School)
5.00% 12/15/45	500,000	539,725
(Vail Mountain School Project)
4.00% 5/1/46	80,000	81,749
5.00% 5/1/31	1,000,000	1,084,250
State of Colorado Building Excellent
Certificates of Participation
Series R 4.00% 3/15/45	1,000,000	1,114,460
University of Colorado
(University Enterprise Refunding Revenue)
Series C-4 4.00% 6/1/51	4,250,000	4,851,800
		31,696,659
Electric Revenue Bonds – 5.99%
Colorado Springs Utilities System Revenue
Series B 4.00% 11/15/46	1,250,000	1,433,688
Series B 4.00% 11/15/51	1,000,000	1,141,300
Loveland Colorado Electric & Communications Enterprise
Revenue
Series A 5.00% 12/1/44	2,185,000	2,591,344
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	3,787,575
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	175,312
Series AAA 5.25% 7/1/25 ‡	95,000	98,444
Series CCC 5.25% 7/1/27 ‡	705,000	730,556
Series WW 5.00% 7/1/28 ‡	660,000	680,625
Series WW 5.25% 7/1/33 ‡	210,000	217,612
Series WW 5.50% 7/1/17 ‡	460,000	477,250
Series WW 5.50% 7/1/19 ‡	360,000	373,500

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 4.75% 7/1/26 ‡	105,000	$107,888
Series XX 5.25% 7/1/40 ‡	1,840,000	1,906,700
Series XX 5.75% 7/1/36 ‡	365,000	380,969
Series ZZ 4.75% 7/1/27 ‡	85,000	87,338
Series ZZ 5.00% 7/1/19 ‡	620,000	637,825
Series ZZ 5.25% 7/1/24 ‡	140,000	145,075
		14,973,001
Healthcare Revenue Bonds – 22.33%
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge)
Series A 5.00% 5/15/58	1,500,000	1,518,645
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	4,325,000	4,215,318
Series A 4.00% 11/15/43	4,000,000	4,447,040
(American Baptist)
7.625% 8/1/33	150,000	156,840
8.00% 8/1/43	1,000,000	1,050,500
(Bethesda Project)
Series A-1 5.00% 9/15/48	2,250,000	2,480,152
(Cappella of Grand Junction Project)
144A 5.00% 12/1/54 #	2,320,000	2,144,562
(CommonSpirit Health)
Series A-1 4.00% 8/1/39	2,000,000	2,193,440
Series A-1 4.00% 8/1/44	2,000,000	2,168,600
Series A-2 4.00% 8/1/49	3,000,000	3,232,740
Series A-2 5.00% 8/1/39	1,505,000	1,766,027
(Covenant Living Communities and Services)
Series A 4.00% 12/1/40	1,250,000	1,391,438
(Covenant Retirement Communities)
5.00% 12/1/35	1,000,000	1,090,270
(Craig Hospital Project)
5.00% 12/1/32	3,500,000	3,579,905
(Frasier Project)
Series A 4.00% 5/15/48	1,000,000	995,220
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,106,840
(National Jewish Health Project)
5.00% 1/1/27	300,000	300,804
(Sanford Health)
Series A 5.00% 11/1/44	4,500,000	5,315,940

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(SCL Health System)
Series A 4.00% 1/1/37	2,150,000	$2,392,972
Series A 4.00% 1/1/38	3,895,000	4,327,501
Series A 5.00% 1/1/44	3,050,000	3,230,834
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	881,948
(Vail Valley Medical Center Project)
5.00% 1/15/35	1,000,000	1,110,710
(Valley View Hospital Association Project)
Series A 4.00% 5/15/35	685,000	740,608
Denver Health & Hospital Authority Health Care Revenue
Series A 4.00% 12/1/39	1,000,000	1,094,020
Series A 4.00% 12/1/40	250,000	273,087
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/36	210,000	231,710
4.00% 7/1/39	210,000	230,576
5.00% 7/1/30	290,000	349,816
5.00% 7/1/32	475,000	578,108
5.00% 7/1/35	190,000	229,607
		55,825,778
Lease Revenue Bonds – 1.72%
Colorado Department of Transportation
Certificates of Participation
5.00% 6/15/34	660,000	745,087
5.00% 6/15/36	1,055,000	1,187,297
Denver Health & Hospital Authority
4.00% 12/1/38	750,000	815,850
Regional Transportation District Certificates of
Participation
Series A 5.00% 6/1/33	1,500,000	1,564,830
		4,313,064
Local General Obligation Bonds – 9.12%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	327,882
4.00% 12/1/31	1,000,000	1,091,400
Arapahoe County School District No. 6 Littleton
(Littleton Public Schools)
Series A 5.50% 12/1/33	1,000,000	1,247,050

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Arapahoe County School District No. 6 Littleton
(Littleton Public Schools)
Series A 5.50% 12/1/38	350,000	$434,595
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,271,239
Boulder Valley School District No. Re-2 Boulder
Series A 4.00% 12/1/48	1,370,000	1,545,881
Commerce City Northern Infrastructure General
Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,188,835
El Paso County School District No. 2 Harrison
5.00% 12/1/38	1,000,000	1,209,950
Grand River Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,177,330
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,387,150
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	1,031,100
Verve Metropolitan District No. 1
5.00% 12/1/51	2,000,000	2,083,860
Weld County Reorganized School District No. Re-8
5.00% 12/1/31	990,000	1,144,628
5.00% 12/1/32	660,000	762,432
Weld County School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,147,850
Weld County School District No. Re-2 Eaton
Series 2 5.00% 12/1/44	2,000,000	2,445,320
Weld County School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,294,700
		22,791,202
Pre-Refunded Bonds – 10.82%
Central Colorado Water Conservancy District
(Limited Tax)
5.00% 12/1/33-23 §	1,000,000	1,066,720
Colorado Educational & Cultural Facilities Authority
Revenue
(Johnson & Wales University)
Series A 5.25% 4/1/37-23 §	1,790,000	1,870,765
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)
Series A 5.25% 1/1/45-23 §	2,000,000	2,071,800

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Colorado Health Facilities Authority Revenue
(Covenant Retirement Communities)
Series A 5.00% 12/1/33-22 §	4,000,000	$4,125,960
(Frasier Meadows Retirement Community Project)
Series B 5.00% 5/15/48-23	660,000	690,142
(NCMC Project)
4.00% 5/15/32-26 §	2,000,000	2,203,820
(The Evangelical Lutheran Good Samaritan Society
Project)
5.625% 6/1/43-23 §	1,150,000	1,215,182
Denver City & County Airport System Revenue
Series B 5.00% 11/15/30-22 §	250,000	257,375
Series B 5.00% 11/15/32-22 §	1,000,000	1,029,500
Series B 5.00% 11/15/37-22 §	8,000,000	8,236,000
Eaton Area Park & Recreation District
5.25% 12/1/34-22 §	360,000	371,865
5.50% 12/1/38-22 §	700,000	724,374
Pueblo County Certificates of Participation
(County Judicial Complex Project)
5.00% 9/15/42-22 (AGM) §	300,000	306,966
Tallyn's Reach Metropolitan District No. 3
5.125% 11/1/38-23 §	740,000	786,317
University of Colorado
Series A 5.00% 6/1/33-23 §	2,000,000	2,100,480
		27,057,266
Special Tax Revenue Bonds – 18.14%
Broomfield Colorado Sales & Use Tax Revenue
5.00% 12/1/33	1,000,000	1,180,090
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	745,416
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,611,255
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,949,302
Fountain Urban Renewal Authority Tax Increment
Revenue
(Academy Highlands Project)
Series A 5.50% 11/1/44	1,375,000	1,410,131
GDB Debt Recovery Authority
(Taxable)
7.50% 8/20/40	9,713,744	9,130,919

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	1,000,000	$1,141,220
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,277,878
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	1,000,000	1,045,140
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 4.559% 7/1/46 ^	13,935,000	4,526,924
Series A-1 4.898% 7/1/51 ^	2,715,000	639,057
(Restructured)
Series A-1 4.75% 7/1/53	4,045,000	4,473,527
Series A-1 5.00% 7/1/58	3,122,000	3,501,167
Series A-2 4.536% 7/1/53	3,000,000	3,280,950
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	774,667
Series A 5.00% 11/1/31	1,495,000	1,725,619
Series A 5.00% 11/1/36	2,750,000	3,170,200
Southlands Metropolitan District No. 1
Series A-1 5.00% 12/1/37	300,000	323,898
Thornton Development Authority
(East 144th Avenue I-25 Project)
Series B 5.00% 12/1/35	485,000	526,851
Series B 5.00% 12/1/36	810,000	879,214
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	1,037,770
		45,351,195
State General Obligation Bonds – 3.71%
Commonwealth of Puerto Rico
(Custodial Receipts)
Series A 144A 5.50% 6/1/22 #	2,185,000	2,225,969
(Public Improvement)
Series A 5.00% 7/1/41 ‡	1,295,000	1,181,687
Series A 5.375% 7/1/33 ‡	675,000	674,150
Series A 5.50% 7/1/39 ‡	2,950,000	2,802,500
Series B 5.00% 7/1/35 ‡	550,000	552,063
Series B 5.75% 7/1/38 ‡	960,000	946,790
Series C 6.00% 7/1/39 ‡	890,000	885,550
		9,268,709

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 6.02%
Colorado High Performance Transportation Enterprise
Revenue
(C-470 Express Lanes)
5.00% 12/31/56	2,000,000	$2,194,220
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,220,913
Denver City & County Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	400,000	425,968
Series A 5.00% 11/15/30 (AMT)	1,500,000	1,730,970
Series A 5.00% 12/1/48 (AMT)	2,000,000	2,304,320
E-470 Public Highway Authority
Series A 5.00% 9/1/34	900,000	1,111,545
Series A 5.00% 9/1/35	400,000	493,524
Series A 5.00% 9/1/36	1,300,000	1,602,289
Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/39	1,000,000	1,188,600
Series A 4.00% 7/15/40	1,500,000	1,787,655
		15,060,004
Water & Sewer Revenue Bonds – 5.13%
Arapahoe County Water & Wastewater Authority
4.00% 12/1/37	1,000,000	1,157,030
4.00% 12/1/38	1,845,000	2,130,957
Central Weld County Water District
4.00% 12/1/39 (AGM)	1,150,000	1,321,833
Dominion Water & Sanitation District
6.00% 12/1/46	725,000	741,341
Douglas County Centennial Water & Sanitation District
4.00% 12/1/38	500,000	569,800
Guam Government Waterworks Authority Water &
Wastewater System Revenue
5.00% 7/1/37	675,000	764,917
Johnstown Wastewater Revenue
4.00% 12/1/46 (AGM)	2,500,000	2,868,875
4.00% 12/1/51 (AGM)	1,000,000	1,137,200
Metro Wastewater Reclamation District
Series A 5.00% 4/1/33	1,000,000	1,244,650

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Morgan County Quality Water District
4.00% 12/1/50 (AGM)	790,000	$887,067
		12,823,670
Total Municipal Bonds (cost $236,467,095)		245,287,603

	Number of
	shares
Short-Term Investments – 1.63%
Money Market Mutual Funds – 0.36%
Dreyfus AMT-Free Tax Exempt Cash Management Fund -
Institutional Shares (seven-day effective yield 0.02%)	880,719	880,719
		880,719

	Principal
	amount°
Variable Rate Demand Notes – 1.27%¤
Colorado Educational & Cultural Facilities Authority
Revenue
(National Jewish Federation Bond Program)
Series F-2 0.06% 7/1/41 (LOC - Northern Trust
Company)	380,000	380,000
Colorado Health Facilities Authority Revenue
(Children's Hospital) Series A 0.06% 12/1/52
(LOC - TD Bank, N.A.)	1,600,000	1,600,000
Denver City & County
Series A1 0.06% 12/1/29 (SPA - JPMorgan Chase
Bank, N.A.)	505,000	505,000
Series A2 0.06% 12/1/29 (SPA - JPMorgan Chase
Bank, N.A.)	100,000	100,000
Series A3 0.06% 12/1/31 (SPA - JPMorgan Chase
Bank, N.A.)	595,000	595,000
		3,180,000
Total Short-Term Investments (cost $4,060,719)		4,060,719
Total Value of Securities–99.74%
(cost $240,527,814)		$249,348,322

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Schedules of investments
Delaware Tax-Free Colorado Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $14,896,182, which represents 5.96% of the Fund's net assets. See Note 7 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Idaho Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 98.69%
Corporate Revenue Bonds – 4.12%
Idaho State Board of Correction
(Management & Training Corporation)
5.50% 8/1/29	2,523,144	$2,536,163
Nez Perce County Pollution Control Revenue
(Potlatch Project)
2.75% 10/1/24	1,250,000	1,291,000
Power County Industrial Development Revenue
(FMC Project)
6.45% 8/1/32 (AMT)	2,000,000	2,009,240
		5,836,403
Education Revenue Bonds – 21.20%
Boise State University Revenue
(General Project)
Series A 5.00% 4/1/47	500,000	578,710
Series A 5.00% 4/1/48	1,000,000	1,165,840
Idaho Housing & Finance Association
(Alturas International Academy Project)
4.00% 5/1/52	1,500,000	1,584,345
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	940,481
Series A 3.00% 5/1/41	1,650,000	1,618,699
Series A 4.00% 5/1/28	230,000	252,768
Series A 4.00% 5/1/30	250,000	279,108
Series A 4.00% 5/1/56	1,585,000	1,679,577
(Compass Public Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	1,076,230
Series A 144A 6.00% 7/1/39 #	370,000	433,081
Series A 144A 6.00% 7/1/49 #	595,000	686,440
Series A 144A 6.00% 7/1/54 #	570,000	655,836
(Gem Prep: Meridian Project)
Series A 4.00% 5/1/57	1,000,000	1,059,850
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/41	330,000	366,284
Series A 4.00% 5/1/50	285,000	313,030
Series A 4.00% 5/1/55	205,000	224,063
Series A 5.00% 12/1/38	2,050,000	2,265,065
Series A 144A 5.00% 12/1/46 #	1,000,000	1,079,510
(Meridian South Charter School Project)
144A 4.00% 5/1/46 #	1,000,000	932,330

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association
(North Star Charter School Project)
Capital Appreciation Subordinate Series B
144A 4.88% 7/1/49 #, ^	2,888,155	$738,992
Series A 6.75% 7/1/48	529,151	581,294
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	2,005,000	2,186,813
Series A 4.00% 5/1/55	2,640,000	2,865,350
(Victory Charter School Project)
Series B 5.00% 7/1/39	1,000,000	1,098,550
(Xavier Charter School Project)
Series A 5.00% 6/1/50	1,275,000	1,365,041
Idaho State University Revenue
3.00% 4/1/49	1,700,000	1,706,205
5.00% 4/1/43	250,000	293,125
5.00% 4/1/44	250,000	292,697
The Regents of the University of Idaho
Series A 5.00% 4/1/38 (AGM)	275,000	342,837
Series A 5.00% 4/1/39 (AGM)	250,000	310,838
Series A 5.00% 4/1/40 (AGM)	250,000	310,305
Series A 5.00% 4/1/41 (AGM)	300,000	371,796
University of Idaho
Unrefunded Series A 5.00% 4/1/41	340,000	398,072
		30,053,162
Electric Revenue Bonds – 5.06%
Boise-Kuna Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project)
5.00% 6/1/34	2,000,000	2,168,660
Idaho Energy Resources Authority
(Idaho Falls Power Project)
5.00% 9/15/33	1,325,000	1,679,477
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	77,344
Series AAA 5.25% 7/1/25 ‡	45,000	46,631
Series CCC 5.25% 7/1/27 ‡	345,000	357,506
Series WW 5.00% 7/1/28 ‡	320,000	330,000
Series WW 5.50% 7/1/38 ‡	1,500,000	1,560,000
Series XX 4.75% 7/1/26 ‡	50,000	51,375
Series XX 5.25% 7/1/40 ‡	595,000	616,569
Series XX 5.75% 7/1/36 ‡	175,000	182,656
Series ZZ 4.75% 7/1/27 ‡	40,000	41,100

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 5.25% 7/1/24 ‡	60,000	$62,175
		7,173,493
Healthcare Revenue Bonds – 9.51%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project)
5.00% 9/1/37	1,350,000	1,498,324
(St. Luke's Health System Project)
Series A 3.00% 3/1/51	2,000,000	1,946,340
Series A 4.00% 3/1/46	500,000	558,890
Series A 5.00% 3/1/27	1,000,000	1,160,240
Series A 5.00% 3/1/33	1,250,000	1,484,125
Series A 5.00% 3/1/37	500,000	588,715
(Trinity Health Credit Group)
Series A 5.00% 12/1/47	390,000	448,699
Series ID 4.00% 12/1/43	1,000,000	1,105,550
Series ID 5.00% 12/1/46	750,000	854,430
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	830,000	831,295
Series A 5.25% 11/15/37	1,005,000	1,023,241
Series A 5.25% 11/15/47	1,130,000	1,114,214
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/36	115,000	126,889
4.00% 7/1/39	115,000	126,268
5.00% 7/1/30	155,000	186,970
5.00% 7/1/32	255,000	310,353
5.00% 7/1/35	105,000	126,888
		13,491,431
Housing Revenue Bonds – 3.17%
Idaho Housing & Finance Association
Series A 4.50% 1/21/49 (GNMA)	347,151	351,227
Idaho Housing & Finance Association Multifamily Housing
Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	1,239,875
Series A 3.125% 7/1/54	2,000,000	1,888,200
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A 3.05% 7/1/39 (GNMA)	280,000	282,145

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A 3.25% 1/1/43 (GNMA)	140,000	$141,436
Series C 3.00% 1/1/43 (FHA)	585,000	592,798
		4,495,681
Lease Revenue Bonds – 12.57%
Boise Urban Renewal Agency
5.00% 12/15/31	750,000	844,350
5.00% 12/15/32	750,000	843,263
Fremont County Annual Appropriation Certificates of
Participation
4.00% 9/1/36	750,000	854,145
Idaho Falls Certificates of Participation
4.00% 9/15/39	1,050,000	1,190,301
Idaho Fish & Wildlife Foundation
(Idaho Department of Fish & Game Headquarters
Office Project)
4.00% 12/1/36	650,000	737,185
4.00% 12/1/39	1,545,000	1,745,680
4.00% 12/1/42	1,300,000	1,461,876
4.00% 12/1/44	250,000	280,075
(Idaho Department of Fish & Game Nampa Regional
Office Project)
5.00% 12/1/41	200,000	234,908
Idaho Housing & Finance Association Economic
Development Facilities Revenue
(TDF Facilities Project)
Series A 6.50% 2/1/26	750,000	752,235
Series A 7.00% 2/1/36	1,500,000	1,504,455
Idaho Housing & Finance Association Grant and Revenue
Anticipation Bonds
Series A 4.00% 7/15/39	1,750,000	2,004,327
Idaho State Building Authority Revenue
(Capitol Mall Parking Project)
Series A 4.50% 9/1/26	485,000	508,610
Series A 4.50% 9/1/27	505,000	529,043
(Department of Health & Welfare Project)
Series A 5.00% 9/1/24	1,535,000	1,608,097
Series B 4.00% 9/1/48	750,000	800,010

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho State Building Authority Revenue
(State Office Campus Project)
Series A 4.00% 9/1/48	1,750,000	$1,927,782
		17,826,342
Local General Obligation Bonds – 14.09%
Ada & Boise Counties Independent School District Boise
City
5.00% 8/1/31	1,350,000	1,646,581
5.00% 8/1/33	1,010,000	1,167,419
5.00% 8/1/34	1,500,000	1,731,495
5.00% 8/1/35	1,160,000	1,337,840
5.00% 8/1/36	500,000	576,145
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/33	1,000,000	1,162,310
Series B 5.00% 9/15/35	1,100,000	1,276,231
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,370,149
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,000,000	1,003,490
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
Series B 5.00% 9/15/24	1,480,000	1,513,640
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	581,076
Series A 4.00% 9/15/37	1,000,000	1,092,860
Series C 5.00% 9/15/42	500,000	577,090
Ketchum City
2.125% 9/15/41	500,000	445,705
Madison County School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 8/15/25	1,080,000	1,213,207
Series B 5.00% 8/15/26	500,000	577,070
Nez Perce County Independent School District
No. 1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	1,159,160
Series B 5.00% 9/15/37	1,000,000	1,158,630

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Owyhee & Canyon Counties Joint School District No.
370 Homedale
4.00% 9/15/25	360,000	$392,069
		19,982,167
Pre-Refunded Bonds – 6.65%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37-22 §	1,250,000	1,253,563
Series A 5.00% 4/1/42-22 §	1,350,000	1,354,927
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33-23 §	1,000,000	1,060,670
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
Series A 5.00% 3/1/47-22	1,500,000	1,500,000
(Trinity Health Credit Group)
Series ID 5.00% 12/1/32-22 §	1,000,000	1,010,890
Idaho State Building Authority Revenue
Series B 5.00% 9/1/40-22 §	250,000	255,385
Nampa Development Corporation Revenue
(Library Square Project)
144A 5.00% 9/1/31-24 #, §	1,000,000	1,113,450
Twin Falls County School District No. 411
(School Board Guaranteed)
Series A 4.75% 9/15/37-24 §	1,000,000	1,087,040
University of Idaho
Series A 5.00% 4/1/41-28 §	660,000	789,070
		9,424,995
Resource Recovery Revenue Bonds – 0.39%
Idawy Solid Waste District
Series A 3.00% 1/1/50	550,000	551,061
		551,061
Special Tax Revenue Bonds – 13.25%
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	6,117,813	5,750,744
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation)
Series A 5.00% 9/1/32	3,565,000	3,635,480

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 4.545% 7/1/46 ^	6,790,000	$2,205,799
Series A-1 4.898% 7/1/51 ^	1,480,000	348,362
(Restructured)
Series A-1 4.55% 7/1/40	875,000	969,334
Series A-1 4.75% 7/1/53	2,735,000	3,024,746
Series A-1 5.00% 7/1/58	1,831,000	2,053,375
Series A-2 4.329% 7/1/40	730,000	799,372
		18,787,212
State General Obligation Bonds – 5.16%
Commonwealth of Puerto Rico
(Custodial Receipts)
144A 5.50% 6/1/22 #	2,270,000	2,312,562
(Public Improvement)
Series A 5.00% 7/1/24 ‡	210,000	210,525
Series A 5.00% 7/1/41 ‡	670,000	611,375
Series A 5.125% 7/1/37 ‡	1,645,000	1,533,963
Series A 5.25% 7/1/34 ‡	880,000	886,600
Series A 5.375% 7/1/33 ‡	365,000	364,540
Series A 8.00% 7/1/35 ‡	150,000	135,188
Series B 5.00% 7/1/35 ‡	345,000	346,294
Series B 5.75% 7/1/38 ‡	460,000	453,670
Series C 6.00% 7/1/39 ‡	465,000	462,675
		7,317,392
Transportation Revenue Bonds – 3.10%
Boise City, Idaho Airport Revenue
(Employee Parking Facilities Project)
Series B 4.00% 9/1/51 (AMT)	1,955,000	2,121,976
(Public Parking Facilities Project)
Series A 5.00% 9/1/51	1,790,000	2,177,768
Idaho Housing & Finance Association
(Federal Highway Trust Fund)
Series A 5.00% 7/15/31	80,000	97,433
		4,397,177

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 0.42%
Coeur d'Alene, Idaho Wastewater Revenue
Series A 4.00% 9/1/33	500,000	$592,450
		592,450
Total Municipal Bonds (cost $136,221,358)		139,928,966

	Number of
	shares
Short-Term Investments – 1.60%
Money Market Mutual Funds – 1.30%
Dreyfus AMT-Free Tax Exempt Cash Management Fund -
Institutional Shares (seven-day effective yield 0.02%)	1,838,687	1,838,687
		1,838,687

	Principal
	amount°
Variable Rate Demand Note – 0.30%¤
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series C 0.10%
3/1/48
(LOC – US Bank, N.A.)	425,000	425,000
		425,000
Total Short-Term Investments (cost $2,263,687)		2,263,687
Total Value of Securities–100.29%
(cost $138,485,045)		$142,192,653

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $9,028,431, which represents 6.37% of the Fund's net assets. See Note 7 in “Notes to financial statements.”

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
GNMA – Government National Mortgage Association
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free New York Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 99.00%
Corporate Revenue Bonds – 5.59%
Erie County Tobacco Asset Securitization
(Asset-Backed)
Series A 144A 1.449% 6/1/60 #, ^	65,000,000	$3,770,650
New York City Industrial Development Agency
(Queens Baseball Stadium Project)
Series A 3.00% 1/1/46 (AGM)	2,000,000	1,966,060
New York Counties Tobacco Trust V Pass-Through
(Subordinate Turbo CABs)
Series S4B 144A 0.548% 6/1/60 #, ◆, ^	10,000,000	417,400
New York Liberty Development
(Goldman Sachs Headquarters Issue)
5.25% 10/1/35	1,000,000	1,304,770
New York Transportation Development Corporation
Special Facilities Revenue
(Delta Air Lines - LaGuardia Airport Terminals C&D
Redevelopment Project)
5.00% 1/1/34 (AMT)	1,000,000	1,127,590
5.00% 1/1/36 (AMT)	1,000,000	1,125,620
TSASC Revenue
(Senior)
Fiscal 2017 Series A 5.00% 6/1/41	900,000	1,002,465
Westchester Tobacco Asset Securitization
Subordinate Series C 5.00% 6/1/45	750,000	768,007
		11,482,562
Education Revenue Bonds – 22.13%
Buffalo & Erie County Industrial Land Development
(Tapestry Charter School Project)
Series A 5.00% 8/1/52	500,000	543,620
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	514,145
Series A 5.50% 4/1/43	500,000	515,385
(Inwood Academy for Leadership Charter School
Project)
Series A 144A 5.50% 5/1/48 #	500,000	556,745
(Manhattan College Project)
5.00% 8/1/47	500,000	572,500
(Metropolitan College of New York Project)
5.50% 11/1/44	600,000	643,038

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC Resource
(Metropolitan Lighthouse Charter School Project)
Series A 144A 5.00% 6/1/52 #	250,000	$269,888
(New Dawn Charter Schools Project)
144A 5.75% 2/1/49 #	500,000	533,630
(New World Preparatory Charter School Project)
Series A 4.00% 6/15/51	315,000	326,368
Series A 4.00% 6/15/56	450,000	463,721
(The Packer Collegiate Institute Project)
5.00% 6/1/40	750,000	801,592
Dutchess County Local Development
(The Culinary Institute of America Project)
Series A-1 5.00% 7/1/46	300,000	326,460
(Vassar College Project)
5.00% 7/1/35	1,000,000	1,160,120
5.00% 7/1/36	1,000,000	1,159,350
5.00% 7/1/37	1,000,000	1,158,760
Hempstead Town Local Development
(Hofstra University Project)
5.00% 7/1/42	500,000	573,840
Madison County Capital Resource Revenue
(Colgate University Refunding Project)
Series A 5.00% 7/1/35	1,000,000	1,107,270
Series B 5.00% 7/1/39	1,000,000	1,108,300
Monroe County Industrial Development Revenue
(St. John Fisher College Project)
Series A 5.50% 6/1/39	300,000	324,543
(True North Rochester Preparatory Charter School
Project)
Series A 144A 5.00% 6/1/40 #	1,000,000	1,134,320
(University of Rochester Project)
Series A 5.00% 7/1/37	1,000,000	1,158,760
Series C 4.00% 7/1/43	500,000	547,085
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation)
Series A 4.00% 7/1/46	1,000,000	1,059,550
New York State Dormitory Authority
(Barnard College)
Series A 5.00% 7/1/35	400,000	441,560
(Fordham University)
5.00% 7/1/44	650,000	702,741

Schedules of investments
Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority
(New York University)
5.50% 7/1/40 (AMBAC)	740,000	$1,048,232
(Touro College & University)
Series A 5.50% 1/1/44	1,000,000	1,066,760
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Columbia University)
Series A 5.00% 10/1/50	1,325,000	1,935,427
(Hudson City School District)
Unrefunded Series A 5.625% 10/1/29 (AGC)	375,000	376,567
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/35	50,000	59,853
Series A 5.00% 7/1/37	2,200,000	2,624,094
Series A 5.00% 7/1/42	1,645,000	1,882,242
(New York University)
Series A 5.00% 7/1/36	2,000,000	2,275,400
Series A 5.00% 7/1/39	2,000,000	2,266,460
(School Districts Financing Program)
Series B 5.00% 10/1/42 (AGM)	3,565,000	4,126,238
(Vaughn College of Aeronautics and Technology)
Series A 144A 5.50% 12/1/46 #	300,000	321,807
Onondaga Civic Development Revenue
(Le Moyne College Project)
Series B 4.00% 7/1/38	255,000	277,517
Series B 4.00% 7/1/39	325,000	353,054
Series B 4.00% 7/1/40	300,000	325,599
Saratoga County Capital Resource Revenue
(Skidmore College Project)
5.00% 7/1/43	3,570,000	4,189,466
5.00% 7/1/48	1,000,000	1,166,400
St. Lawrence County Industrial Development Agency
Civic Development Revenue
(St. Lawrence University Project)
Series A 4.00% 7/1/43	1,000,000	1,079,020
Tompkins County Development
(Ithaca College Project)
5.00% 7/1/34	750,000	828,555
5.00% 7/1/41	500,000	579,100

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Yonkers Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of
Educational Excellence Project)
Series A 5.00% 10/15/49	640,000	$696,992
Series A 5.00% 10/15/50	250,000	274,563
		45,456,637
Electric Revenue Bonds – 8.35%
Build NYC Resource
(Brooklyn Navy Yard Cogeneration Partners, L.P.
Project)
144A 5.25% 12/31/33 (AMT) #	1,000,000	1,046,010
Long Island Power Authority Electric System Revenue
5.00% 9/1/37	450,000	536,175
5.00% 9/1/39	2,000,000	2,372,000
5.00% 9/1/42	2,000,000	2,324,780
5.00% 9/1/47	500,000	577,520
Series A 5.00% 9/1/44	1,950,000	2,114,053
Series B 5.00% 9/1/41	1,000,000	1,134,500
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	1,109,670
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	67,031
Series A 6.75% 7/1/36 ‡	625,000	662,494
Series AAA 5.25% 7/1/25 ‡	35,000	36,269
Series TT 5.00% 7/1/32 ‡	1,120,000	1,155,000
Series WW 5.25% 7/1/33 ‡	195,000	202,069
Series WW 5.50% 7/1/17 ‡	420,000	435,750
Series WW 5.50% 7/1/19 ‡	330,000	342,375
Series XX 4.75% 7/1/26 ‡	40,000	41,100
Series XX 5.25% 7/1/40 ‡	1,430,000	1,481,837
Series ZZ 4.75% 7/1/27 ‡	30,000	30,825
Series ZZ 5.00% 7/1/19 ‡	570,000	586,387
Series ZZ 5.25% 7/1/24 ‡	50,000	51,813
Utility Debt Securitization Authority
(Restructuring Bonds)
5.00% 12/15/37	750,000	843,428
		17,151,086
Healthcare Revenue Bonds – 6.61%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project)
Series N 5.25% 7/1/35	250,000	270,057

Schedules of investments
Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Build NYC Resource
(The Children's Aid Society Project)
4.00% 7/1/49	1,000,000	$1,105,360
Dutchess County Local Development
(Nuvance Health)
Series B 4.00% 7/1/49	1,000,000	1,065,860
Guilderland, Industrial Development Agency
(Albany Place Development Project)
Series A 144A 5.875% 1/1/52 #, ‡	500,000	375,000
Monroe County Industrial Development
(The Rochester General Hospital Project)
5.00% 12/1/36	405,000	458,112
5.00% 12/1/46	540,000	602,332
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated
Group Project)
5.00% 7/1/33	725,000	778,469
New York State Dormitory Authority
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	1,079,520
Series A 4.00% 9/1/50	2,500,000	2,685,450
(NYU Langone Hospitals Obligated Group)
Series A 4.00% 7/1/53	500,000	550,080
New York State Dormitory Authority Revenue Non-State
Supported Debt
(NYU Hospitals Center)
Series A 4.00% 7/1/40	465,000	499,210
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	500,000	574,760
144A 5.00% 12/1/45 #	700,000	773,038
Orange County Funding Assisted Living Residence
Revenue
(The Hamlet at Wallkill Assisted Living Project)
6.50% 1/1/46	300,000	299,961
Southold Local Development Revenue
(Peconic Landing at Southold Project)
5.00% 12/1/45	750,000	793,095
Westchester County Local Development
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/46 #	615,000	638,653
Series A 144A 5.00% 7/1/56 #	1,000,000	1,030,770
		13,579,727

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds – 6.16%
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority)
Series A 5.00% 11/15/56	710,000	$743,029
New York City Industrial Development Agency
(Senior Trips)
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,516,785
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2020 Subordinate Series S-1B 4.00% 7/15/45	445,000	489,544
New York Liberty Development
(4 World Trade Center Project - Green Bonds)
Series A 3.00% 11/15/51	1,620,000	1,554,633
(Class 1 - 3 World Trade Center Project)
144A 5.00% 11/15/44 #	2,000,000	2,130,880
(Class 2 - 3 World Trade Center Project)
144A 5.375% 11/15/40 #	500,000	540,455
New York State Dormitory Authority
(State Sales Tax)
Series A 4.00% 3/15/48	80,000	88,565
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Court Facility)
Series A 5.50% 5/15/27 (AMBAC)	2,500,000	2,989,875
New York State Environmental Facilities Clean Water and
Drinking Water Revenue
(New York City Municipal Water Finance Authority
Projects - Second Resolution)
Series B 5.00% 6/15/43	2,175,000	2,605,215
		12,658,981
Local General Obligation Bonds – 3.35%
New York City
Fiscal 2017 Subordinate Series B-1 5.00% 12/1/34	2,500,000	2,869,475
Fiscal 2018 Subordinate Series E-1 5.25% 3/1/35	500,000	599,890
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/35	1,895,000	2,239,189
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/39	1,000,000	1,174,120
		6,882,674
Pre-Refunded Bonds – 0.77%
Build NYC Resource
(YMCA of Greater New York Project)
5.00% 8/1/40-25 §	450,000	503,172

Schedules of investments
Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Dutchess County Local Development
(Health Quest Systems Project)
Series A 5.00% 7/1/44-24 §	1,000,000	$1,085,000
		1,588,172
Resource Recovery Revenue Bond – 0.74%
Niagara Area Development Revenue
(Covanta Project)
Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,526,250
		1,526,250
Special Tax Revenue Bonds – 22.05%
GDB Debt Recovery Authority of Puerto Rico
(Taxable)
7.50% 8/20/40	5,840,608	5,490,171
Glen Cove, Local Economic Assistance
(Garvies Point Public Improvement Project)
Series A 5.00% 1/1/56	250,000	259,533
Metropolitan Transportation Authority
(Climate Bond Certified)
Subordinate Series B-2 5.00% 11/15/36	3,500,000	4,008,200
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2015 Subordinate Series S-1 5.00% 7/15/43	1,000,000	1,089,680
Fiscal 2019 Subordinate Series S-3A 5.00% 7/15/37	1,000,000	1,193,890
(Future Tax Secured)
Fiscal 2014 Subordinate Series B-1 5.00% 11/1/40	750,000	804,525
Fiscal 2015 Subordinate Series B-1 5.00% 8/1/42	2,000,000	2,157,700
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,092,700
Fiscal 2016 Subordinate Series C-1 4.00% 11/1/42	500,000	554,095
Fiscal 2017 Subordinate Series A-1 4.00% 5/1/42	500,000	538,940
Fiscal 2017 Subordinate Series E-1 5.00% 2/1/43	1,000,000	1,144,180
Series A-1 5.00% 11/1/42	750,000	794,655
New York Convention Center Development Revenue
(Hotel Unit Fee Secured)
5.00% 11/15/35	1,000,000	1,116,010
5.00% 11/15/40	1,000,000	1,112,960
New York State Dormitory Authority Personal Income Tax
Revenue
(General Purpose)
Series A 5.00% 3/15/40	5,000,000	5,961,350
Series D 4.00% 2/15/47	1,000,000	1,103,150

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Urban Development Revenue
(Personal Income Tax)
Series A 4.00% 3/15/36	500,000	$542,190
Puerto Rico Infrastructure Financing Authority
5.00% 7/1/20 ‡	80,000	41,300
Series B 5.00% 7/1/16 ‡	640,000	330,400
Series B 5.00% 7/1/17 ‡	530,000	273,613
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	425,000	470,819
Series A-1 4.59% 7/1/46 ^	2,300,000	747,178
Series A-1 4.75% 7/1/53	5,720,000	6,325,977
Series A-1 4.898% 7/1/51 ^	2,370,000	557,851
Series A-1 5.00% 7/1/58	5,085,000	5,702,573
Series A-2 4.329% 7/1/40	370,000	405,161
Series A-2 4.536% 7/1/53	1,330,000	1,454,554
		45,273,355
State General Obligation Bonds – 5.73%
Commonwealth of Puerto Rico
(Custodial Receipts)
Series A 144A 5.50% 6/1/22 #	4,325,000	4,406,094
(Public Improvement)
Series A 5.00% 7/1/24 ‡	270,000	270,675
Series A 5.00% 7/1/41 ‡	1,185,000	1,081,313
Series A 5.125% 7/1/37 ‡	1,185,000	1,099,387
Series A 5.25% 7/1/34 ‡	945,000	952,088
Series A 5.375% 7/1/33 ‡	665,000	664,162
Series A 8.00% 7/1/35 ‡	1,000,000	901,250
Series B 5.00% 7/1/35 ‡	555,000	557,081
Series B 5.75% 7/1/38 ‡	625,000	616,400
Series C 6.00% 7/1/39 ‡	1,215,000	1,208,925
		11,757,375
Transportation Revenue Bonds – 12.28%
Buffalo & Fort Erie Public Bridge Authority
5.00% 1/1/47	435,000	496,152
Metropolitan Transportation Authority Revenue
Series D 5.00% 11/15/32	500,000	512,965
(Climate Bond Certified - Green Bonds)
Series A-1 4.00% 11/15/46	3,250,000	3,508,375
Series B 4.00% 11/15/50	1,000,000	1,062,310

Schedules of investments
Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds)
Series C-1 5.25% 11/15/55	1,500,000	$1,752,045
Series E 4.00% 11/15/45	1,500,000	1,616,625
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	1,083,690
Series L 5.00% 1/1/35	1,535,000	1,785,727
(Junior Indebtedness Obligation)
Series A 5.25% 1/1/56	1,000,000	1,125,210
New York Transportation Development Corporation
Special Facilities Revenue
(Terminal 4 John F. Kennedy International Airport
Project)
Series A 4.00% 12/1/40 (AMT)	335,000	357,087
Niagara Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/33 (AMT)	715,000	834,312
Series A 5.00% 4/1/35 (AMT)	775,000	902,751
Series A 5.00% 4/1/37 (AMT)	750,000	872,160
Series A 5.00% 4/1/39 (AMT)	350,000	405,734
Port Authority of New York & New Jersey
(Consolidated Bonds - Two Hundred Seventeen
Series)
4.00% 11/1/49	1,000,000	1,097,250
(Consolidated Bonds - Two Hundred Sixteen Series)
4.00% 9/1/49	1,000,000	1,095,360
(Consolidated Bonds - Two Hundredth Series)
5.00% 10/15/42	2,500,000	2,895,275
Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels)
Series A 5.00% 11/15/41	2,000,000	2,261,220
Series A 5.00% 11/15/47	1,000,000	1,155,890
Series A 5.00% 11/15/49	325,000	393,208
		25,213,346
Water & Sewer Revenue Bonds – 5.24%
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
(Second General Resolution)
Fiscal 2015 Series HH 5.00% 6/15/39	2,000,000	2,218,040
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,134,560
Fiscal 2018 Series EE 5.00% 6/15/40	2,500,000	2,945,075

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
(Second General Resolution)
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	$1,098,470
Fiscal 2020 Series AA 4.00% 6/15/40	1,000,000	1,119,620
Fiscal 2021 Subordinate Series BB-1 4.00% 6/15/50	1,000,000	1,115,810
New York State Environmental Facilities Clean Water and
Drinking Water Revenue
(New York City Municipal Water Finance Authority
Projects - Second Resolution)
Series B 4.00% 6/15/49	1,000,000	1,127,560
		10,759,135
Total Municipal Bonds (cost $190,358,714)		203,329,300

Short-Term Investments – 0.44%
Variable Rate Demand Notes – 0.44%¤
New York City
Fiscal 2015 Subordinate Series F-5 0.10% 6/1/44
(SPA - Barclays Bank)	600,000	600,000
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
Subordinate Series A-2 0.07% 6/15/44 (SPA - Mizuho
Bank)	300,000	300,000
Total Short-Term Investments (cost $900,000)		900,000
Total Value of Securities–99.44%
(cost $191,258,714)		$204,229,300

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $20,046,350, which represents 9.76% of the Fund's net assets. See Note 7 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
‡	Non-income producing security. Security is currently in default.

Schedules of investments
Delaware Tax-Free New York Fund

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
L.P. – Limited Partnership
LLC – Limited Liability Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Pennsylvania Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 99.20%
Corporate Revenue Bonds – 6.05%
Allegheny County Industrial Development Authority
Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	2,650,000	$2,830,173
5.125% 5/1/30	750,000	879,405
Pennsylvania Commonwealth Financing Authority
Revenue
(Tobacco Master Settlement Payment Revenue)
4.00% 6/1/39 (AGM)	5,045,000	5,556,967
Pennsylvania Economic Development Financing Authority
(National Gypsum)
5.50% 11/1/44 (AMT)	4,000,000	4,181,840
Pennsylvania Economic Development Financing Authority
Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project)
5.375% 3/1/31 (AMT)	11,000,000	13,914,560
		27,362,945
Education Revenue Bonds – 10.84%
Allegheny County Higher Education Building Authority
Revenue
(Carnegie Mellon University)
Series A 5.00% 3/1/24	1,000,000	1,000,000
(Chatham University)
Series A 5.00% 9/1/30	1,500,000	1,516,995
(Robert Morris University)
5.00% 10/15/47	1,500,000	1,636,965
Bucks County Industrial Development Authority Revenue
(School Lane Charter School Project)
Series A 5.125% 3/15/46	2,500,000	2,758,725
Chester County Industrial Development Authority
Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,280,512
Series A 5.00% 12/15/51	770,000	848,124
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,073,700
5.00% 10/1/39	1,250,000	1,338,313
5.00% 10/1/44	1,000,000	1,067,100
(Westtown School)
Series A 4.00% 1/1/52	2,250,000	2,488,365

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Erie Higher Education Building Authority Revenue
(Gannon University Project - AICUP Financing
Program)
Series TT1 4.00% 5/1/36	300,000	$331,107
Series TT1 4.00% 5/1/41	475,000	518,681
Series TT1 5.00% 5/1/47	475,000	557,750
Delaware County Authority Revenue
(Cabrini University)
5.00% 7/1/47	2,000,000	2,101,100
Huntingdon County General Authority Revenue
(AICUP Financing Program - Juniata College Project)
Series TT3 5.00% 10/1/51	2,500,000	2,866,125
Montgomery County Higher Education and Health
Authority
(Arcadia University)
5.75% 4/1/40	2,000,000	2,117,620
Montgomery County Industrial Development Authority
Revenue
(Germantown Academy Project)
Series A 4.00% 10/1/36	1,000,000	1,068,510
Series A 4.00% 10/1/46	1,550,000	1,695,622
Northeastern Pennsylvania Hospital and Education
Authority Revenue
(King's College Project)
5.00% 5/1/44	1,000,000	1,126,260
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Drexel University)
5.00% 5/1/41	1,000,000	1,153,940
Pennsylvania State University
Series A 5.00% 9/1/45	2,000,000	2,421,040
Series A 5.00% 9/1/47	2,730,000	3,272,751
Philadelphia Authority for Industrial Development
Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,500,000	2,762,725
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	200,000	202,158
Series A 5.75% 6/15/42	2,500,000	2,524,300
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,385,000	1,387,535
Series A 5.625% 6/15/42	3,000,000	3,004,530

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia Authority for Industrial Development
Revenue
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	$1,081,169
Series A-1 7.00% 6/15/43	1,535,000	1,625,028
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	2,201,560
		49,028,310
Electric Revenue Bonds – 3.25%
City of Philadelphia Gas Works Revenue
(1998 General Ordinance)
Sixteenth Series A 4.00% 8/1/45 (AGM)	2,000,000	2,241,840
Sixteenth Series B 4.00% 8/1/37 (AGM)	2,000,000	2,272,240
Sixteenth Series B 4.00% 8/1/38 (AGM)	4,250,000	4,819,373
Sixteenth Series B 4.00% 8/1/39 (AGM)	1,300,000	1,471,444
Puerto Rico Electric Power Authority
Series A 5.00% 7/1/42 ‡	1,110,000	1,144,687
Series A 5.05% 7/1/42 ‡	400,000	412,500
Series WW 5.25% 7/1/33 ‡	1,055,000	1,093,244
Series WW 5.50% 7/1/38 ‡	1,190,000	1,237,600
		14,692,928
Healthcare Revenue Bonds – 33.87%
Allegheny County Hospital Development Authority
Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,350,000	1,463,886
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/36	1,750,000	1,959,720
Series A 4.00% 7/15/37	1,500,000	1,676,505
Berks County Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38	415,000	451,429
5.00% 5/15/43	500,000	541,150
5.00% 5/15/48	1,000,000	1,078,770
Series A 5.00% 5/15/37	1,365,000	1,513,580
Series A 5.00% 5/15/42	500,000	550,090
Series A 5.00% 5/15/47	600,000	656,472
Series C 5.00% 5/15/42	1,000,000	1,073,500
Series C 5.00% 5/15/47	1,000,000	1,070,590

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Bucks County Industrial Development Authority Revenue
(Saint Luke's University Health Network Project)
4.00% 8/15/44	2,400,000	$2,642,496
4.00% 8/15/50	1,400,000	1,532,118
Butler County Hospital Authority Revenue
(Butler Health System Project)
Series A 5.00% 7/1/39	1,625,000	1,779,668
Centre County Hospital Authority Revenue
(Mount Nittany Medical Center Project)
Series A 4.00% 11/15/47	1,400,000	1,520,708
Chester County Health and Education Facilities Authority
(Main Line Health System)
Series A 4.00% 9/1/40	785,000	890,583
Series A 4.00% 9/1/50	2,750,000	3,072,547
Cumberland County Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group)
5.00% 1/1/45	3,000,000	3,216,990
(Diakon Lutheran Social Ministries)
5.00% 1/1/38	995,000	1,067,048
(Penn State Health)
4.00% 11/1/49	9,825,000	10,794,826
DuBois Hospital Authority
(Penn Highlands Healthcare)
4.00% 7/15/48	2,000,000	2,163,700
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A-1 5.00% 2/15/45	5,000,000	5,746,100
General Authority of Southcentral Pennsylvania Revenue
(WellSpan Health Obligated Group)
Series A 5.00% 6/1/39	5,000,000	6,029,900
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center)
Series A 6.00% 6/1/39	1,625,000	1,682,541
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	263,870
5.50% 7/1/45	1,000,000	1,051,050
(Landis Homes Retirement Community Project)
Series A 5.00% 7/1/45	2,000,000	2,106,960
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,146,190
5.00% 11/1/36	510,000	583,822

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lancaster County Hospital Authority Revenue
(Masonic Villages Project)
5.00% 11/1/37	250,000	$285,825
Lehigh County General Purpose Hospital Authority
Revenue
(Lehigh Valley Health Network)
Series A 4.00% 7/1/49	5,000,000	5,425,300
Monroe County Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	1,918,073
5.00% 7/1/41	1,000,000	1,118,160
Monroeville Finance Authority
(University of Pittsburgh Medical Center)
5.00% 2/15/25	1,000,000	1,101,390
Montgomery County Higher Education and Health
Authority
(Thomas Jefferson University)
5.00% 9/1/51	2,000,000	2,321,840
Series A 4.00% 9/1/49	2,500,000	2,701,425
Series B 4.00% 5/1/52	5,000,000	5,484,850
Series B 4.00% 5/1/56	7,500,000	8,137,800
Montgomery County Industrial Development Authority
Revenue
(Waverly Heights Project)
5.00% 12/1/44	500,000	558,370
5.00% 12/1/49	1,250,000	1,392,250
(Whitemarsh Continuing Care Retirement Community
Project)
4.00% 1/1/25	330,000	337,171
5.375% 1/1/50	4,000,000	4,188,120
Series A 5.375% 1/1/51	1,500,000	1,597,230
Moon Industrial Development Authority Revenue
(Baptist Homes Society)
6.125% 7/1/50	4,000,000	4,218,880
Pennsylvania Economic Development Financing Authority
First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	286,000
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	2,160,000

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
Revenue
(University of Pittsburgh Medical Center)
Series A 5.00% 7/1/43	1,265,000	$1,325,973
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	5,000,000	5,469,150
Series A 5.25% 9/1/50	2,500,000	2,756,600
Pennsylvania Higher Educational Facilities Authority
Revenue
(University of Pennsylvania Health System)
4.00% 8/15/49	6,000,000	6,698,280
5.00% 8/15/49	5,000,000	5,975,550
Series A 4.00% 8/15/42	4,000,000	4,369,400
Series A 4.00% 8/15/43	2,000,000	2,236,560
Philadelphia Authority for Industrial Development
Revenue
(Children's Hospital of Philadelphia Project)
5.00% 7/1/34	5,000,000	5,844,700
Series A 5.00% 7/1/32	4,750,000	6,145,645
(Thomas Jefferson University)
Series A 5.00% 9/1/47	2,500,000	2,843,950
(Wesley Enhanced Living Obligated Group)
Series A 5.00% 7/1/49	2,500,000	2,596,900
Pocono Mountains Industrial Park Authority Revenue
(St. Luke's Hospital - Monroe Project)
Series A 5.00% 8/15/40	4,000,000	4,358,240
		153,180,441
Lease Revenue Bonds – 1.07%
Pennsylvania Economic Development Financing Authority
Tax-Exempt Private Activity Revenue
(The Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/29 (AMT)	500,000	555,285
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,432,675
5.00% 4/1/38	1,000,000	1,143,540
5.00% 4/1/39	1,500,000	1,713,750
		4,845,250

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds – 6.73%
Allegheny County
Series C-77 5.00% 11/1/43	4,535,000	$5,410,436
Chester County
4.00% 7/15/32	1,000,000	1,151,250
City of Philadelphia
5.00% 8/1/41	1,260,000	1,454,393
Series A 5.00% 8/1/37	1,750,000	2,028,757
Mechanicsburg Area School District
Series AA 4.00% 5/15/50	2,875,000	3,176,559
Montgomery County
Series A 5.00% 1/1/35	2,000,000	2,519,200
Series A 5.00% 1/1/37	4,705,000	5,908,304
Philadelphia School District
Series A 5.00% 9/1/34	1,090,000	1,349,158
Series F 5.00% 9/1/36	2,000,000	2,271,760
Series F 5.00% 9/1/37	1,500,000	1,701,045
Series F 5.00% 9/1/38	1,995,000	2,258,719
Punxsutawney Area School District
2.00% 10/15/28 (AGM)	325,000	328,439
2.00% 10/15/29 (AGM)	700,000	704,207
2.00% 10/15/30 (AGM)	190,000	190,716
		30,452,943
Pre-Refunded/Escrowed to Maturity Bonds – 5.90%
Allegheny County
Series C-70 5.00% 12/1/33-22 §	2,205,000	2,274,436
City of Philadelphia
Series A 5.25% 7/15/29-24 §	2,500,000	2,688,725
City of Pittsburgh
Series B 5.00% 9/1/26-22 §	3,000,000	3,064,620
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries)
5.00% 1/1/38-25 §	1,005,000	1,105,178
Delaware County Regional Water Quality Control
Authority
5.00% 5/1/32-23 §	2,000,000	2,094,380
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.25% 7/1/42-22 §	1,500,000	1,522,620

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27-22 §	1,740,000	$1,765,091
Series A 5.00% 7/1/41-22 §	1,500,000	1,521,630
(Philadelphia University)
5.00% 6/1/32-23 §	2,000,000	2,099,200
(University of the Arts)
5.20% 3/15/25 (AGC)	3,680,000	3,898,629
Philadelphia Authority for Industrial Development
Revenue
(New Foundations Charter School Project)
6.625% 12/15/41-22 §	1,000,000	1,044,940
Philadelphia School District
Series F 5.00% 9/1/38-26 §	5,000	5,777
Philadelphia Water & Wastewater Revenue
5.00% 11/1/28-22 §	880,000	904,534
Series A 5.00% 7/1/45-24 §	2,500,000	2,715,500
		26,705,260
Special Tax Revenue Bonds – 15.91%
Allentown Neighborhood Improvement Zone
Development Authority Revenue
(Forward Delivery)
5.00% 5/1/35	850,000	1,031,084
5.00% 5/1/36	850,000	1,025,755
5.00% 5/1/42	4,000,000	4,761,960
Chester County Industrial Development Authority Special
Obligation Revenue
(Woodlands at Greystone Project)
144A 5.125% 3/1/48 #	1,000,000	1,094,040
CPR Custodial Receipt
(Taxable)
Series 1 144A 0.649% 1/1/45 #	7,000,000	6,833,680
GDB Debt Recovery Authority
(Taxable)
7.50% 8/20/40	9,419,666	8,854,486
Northampton County Industrial Development Authority
(Route 33 Project)
7.00% 7/1/32	1,700,000	1,784,983
Pennsylvania Turnpike Commission Oil Franchise Tax
Revenue
Series A 5.00% 12/1/48	3,000,000	3,535,890

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Infrastructure Financing Authority Revenue
Series B 5.00% 7/1/16 ‡	10,000	$5,163
Series B 5.00% 7/1/20 ‡	500,000	258,125
Series B 5.00% 7/1/21 ‡	910,000	469,787
Series B 5.00% 7/1/24 ‡	420,000	217,875
Series B 5.00% 7/1/25 ‡	385,000	199,719
Series B 5.00% 7/1/27 ‡	550,000	285,312
Series B 5.00% 7/1/41 ‡	7,000,000	3,631,250
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	7,958,000	8,801,071
Series A-1 4.884% 7/1/51 ^	11,160,000	2,626,841
Series A-1 4.968% 7/1/46 ^	21,450,000	6,968,247
Series A-1 5.00% 7/1/58	10,000,000	11,214,500
Series A-2 4.329% 7/1/40	5,150,000	5,639,404
Series A-2 4.536% 7/1/53	1,000,000	1,093,650
Washington County Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	1,500,000	1,607,850
		71,940,672
State General Obligation Bonds – 4.65%
Commonwealth of Pennsylvania
5.00% 9/15/26	3,340,000	3,858,635
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/24 ‡	890,000	892,225
Series A 5.00% 7/1/41 ‡	1,115,000	1,017,438
Series A 5.125% 7/1/37 ‡	8,195,000	7,641,837
Series A 5.25% 7/1/34 ‡	725,000	730,438
Series A 5.375% 7/1/33 ‡	600,000	599,244
Series A 6.00% 7/1/38 ‡	880,000	894,300
Series B 5.00% 7/1/35 ‡	1,555,000	1,560,831
Series B 5.75% 7/1/38 ‡	2,000,000	1,972,480
Series C 6.00% 7/1/39 ‡	1,880,000	1,870,600
		21,038,028
Transportation Revenue Bonds – 10.35%
Allegheny County Airport Authority Revenue
(Pittsburgh International Airport)
Series A 5.00% 1/1/56 (AMT)	4,500,000	5,230,755

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey)
5.00% 7/1/47	5,000,000	$5,761,950
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,583,825
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,110,700
Pennsylvania Economic Development Financing Authority
Tax-Exempt Private Activity Revenue
(The Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/34 (AMT)	2,115,000	2,332,718
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/23	2,450,000	2,610,818
Series A 5.00% 12/1/49	2,000,000	2,382,340
Series C 5.00% 12/1/44	5,000,000	5,432,900
Subordinate Series A 4.00% 12/1/50	1,000,000	1,098,050
Philadelphia Airport Revenue
5.00% 7/1/51 (AMT)	3,000,000	3,535,380
Series A 5.00% 7/1/47	3,750,000	4,310,288
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,369,120
Susquehanna Area Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	902,944
5.00% 1/1/38 (AMT)	1,000,000	1,125,360
		46,787,148
Water & Sewer Revenue Bond – 0.58%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,640,845
		2,640,845
Total Municipal Bonds (cost $425,961,811)		448,674,770
Total Value of Securities–99.20%
(cost $425,961,811)		$448,674,770

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $10,373,720, which represents 2.29% of the Fund's net assets. See Note 7 in “Notes to financial statements.”

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities	February 28, 2022 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Assets:
Investments, at value*	$89,822,465	$142,271,199	$249,348,322
Cash	504,390	36,971	—
Dividend and interest receivable	626,832	1,348,111	2,320,851
Receivable for fund shares sold	550,441	20,893	464,608
Other assets	617	958	1,742
Total Assets	91,504,745	143,678,132	252,135,523
Liabilities:
Due to custodian	—	—	524,710
Payable for securities purchased	1,085,491	260,000	1,034,790
Payable for fund shares redeemed	89,885	158,006	333,523
Investment management fees
payable to affiliates	20,861	38,496	72,880
Audit and tax fees payable	20,313	20,313	20,313
Accounting and administration
expenses payable to non-affiliates	18,025	20,143	25,150
Distribution fees payable to affiliates	13,537	18,199	35,857
Distribution payable	12,571	45,448	37,062
Dividend disbursing and transfer
agent fees and expenses payable
to non-affiliates	5,926	6,360	14,984
Reports and statements to
shareholders expenses payable to
non-affiliates	5,614	3,579	4,931
Other accrued expenses	5,366	10,249	15,914
Dividend disbursing and transfer
agent fees and expenses payable
to affiliates	623	975	1,737
Accounting and administration
expenses payable to affiliates	520	641	902
Legal fees payable to affiliates	283	361	1,104
Trustees’ fees and expenses
payable to affiliates	232	362	651
Reports and statements to
shareholders expenses payable to
affiliates	65	104	597
Total Liabilities	1,279,312	583,236	2,125,105
Total Net Assets	$90,225,433	$143,094,896	$250,010,418

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Net Assets Consist of:
Paid-in capital	$86,456,688	$137,247,461	$242,715,958
Total distributable earnings (loss)	3,768,745	5,847,435	7,294,460
Total Net Assets	$90,225,433	$143,094,896	$250,010,418

Net Asset Value

Class A:
Net assets	$64,799,117	$83,820,156	$159,553,243
Shares of beneficial interest
outstanding, unlimited authorization,
no par	5,606,377	6,912,333	14,133,478
Net asset value per share	$11.56	$12.13	$11.29
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net
asset value per share / (1 - sales
charge)	$12.10	$12.70	$11.82

Class C:
Net assets	$1,421,554	$3,359,285	$6,554,886
Shares of beneficial interest
outstanding, unlimited authorization,
no par	122,681	276,472	579,194
Net asset value per share	$11.59	$12.15	$11.32

Institutional Class:
Net assets	$24,004,762	$55,915,455	$83,902,289
Shares of beneficial interest
outstanding, unlimited authorization,
no par	2,076,578	4,610,349	7,432,504
Net asset value per share	$11.56	$12.13	$11.29
____________________
*Investments, at cost	$86,331,879	$136,651,918	$240,527,814

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund
Assets:
Investments, at value*	$142,192,653	$204,229,300	$448,674,770
Cash	—	856,800	—
Dividend and interest receivable	1,572,526	1,932,163	4,203,121
Receivable for fund shares sold	449,689	158,719	1,243,767
Other assets	967	1,460	3,180
Total Assets	144,215,835	207,178,442	454,124,838
Liabilities:
Due to custodian	224,361	—	193,078
Payable for securities purchased	1,557,030	981,167	442,000
Payable for fund shares redeemed	517,726	595,651	794,129
Investment management fees
payable to affiliates	41,295	56,201	152,075
Audit and tax fees payable	20,313	20,313	20,313
Accounting and administration
expenses payable to non-affiliates	20,218	23,386	34,268
Distribution fees payable to affiliates	19,105	32,645	78,658
Other accrued expenses	13,551	21,955	23,394
Distribution payable	10,276	59,080	75,189
Dividend disbursing and transfer
agent fees and expenses payable
to non-affiliates	6,140	10,174	25,696
Reports and statements to
shareholders expenses payable to
non-affiliates	4,083	5,261	4,304
Dividend disbursing and transfer
agent fees and expenses payable
to affiliates	981	1,433	3,147
Accounting and administration
expenses payable to affiliates	643	798	1,386
Trustees’ fees and expenses
payable to affiliates	366	541	1,189
Legal fees payable to affiliates	363	470	858
Reports and statements to
shareholders expenses payable to
affiliates	103	149	327
Total Liabilities	2,436,554	1,809,224	1,850,011
Total Net Assets	$141,779,281	$205,369,218	$452,274,827

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund
Net Assets Consist of:
Paid-in capital	$142,367,701	$192,731,728	$428,952,443
Total distributable earnings (loss)	(588,420)	12,637,490	23,322,384
Total Net Assets	$141,779,281	$205,369,218	$452,274,827

Net Asset Value

Class A:
Net assets	$72,367,470	$150,963,950	$362,319,729
Shares of beneficial interest
outstanding, unlimited authorization,
no par	6,268,290	12,975,624	45,100,778
Net asset value per share	$11.55	$11.63	$8.03
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net
asset value per share / (1 - sales
charge)	$12.09	$12.18	$8.41

Class C:
Net assets	$6,698,398	$4,441,511	$13,271,575
Shares of beneficial interest
outstanding, unlimited authorization,
no par	580,685	382,662	1,651,577
Net asset value per share	$11.54	$11.61	$8.04

Institutional Class:
Net assets	$62,713,413	$49,963,757	$76,683,523
Shares of beneficial interest
outstanding, unlimited authorization,
no par	5,431,068	4,295,776	9,552,267
Net asset value per share	$11.55	$11.63	$8.03
____________________
*Investments, at cost	$138,485,045	$191,258,714	$425,961,811

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six months ended February 28, 2022 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$1,441,144	$2,396,842	$4,077,789
Dividends	—	—	61
	1,441,144	2,396,842	4,077,850

Expenses:
Management fees	223,488	377,097	688,471
Distribution expenses — Class A	81,939	103,787	203,541
Distribution expenses — Class C	7,165	18,396	33,580
Dividend disbursing and transfer
agent fees and expenses	30,200	37,577	74,600
Accounting and administration
expenses	26,973	31,068	40,709
Audit and tax fees	20,313	20,163	20,313
Registration fees	9,373	11,338	5,878
Reports and statements to
shareholders expenses	7,574	8,082	14,364
Legal fees	3,133	5,035	8,690
Custodian fees	1,488	2,007	3,686
Trustees’ fees and expenses	1,150	1,740	3,256
Other	11,532	13,889	16,305
	424,328	630,179	1,113,393
Less expenses waived	(71,528)	(117,450)	(162,835)
Less expenses paid indirectly	(10)	(31)	(31)
Total operating expenses	352,790	512,698	950,527
Net Investment Income	1,088,354	1,884,144	3,127,323
Net Realized and Unrealized Gain
(Loss):
Net realized gain on investments	234,158	163,042	158,050
Net change in unrealized
appreciation (depreciation) of
investments	(3,727,757)	(5,729,728)	(9,171,041)
Net Realized and Unrealized Loss	(3,493,599)	(5,566,686)	(9,012,991)
Net Decrease in Net Assets
Resulting from Operations	$(2,405,245)	$(3,682,542)	$(5,885,668)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund
Investment Income:
Interest	$2,142,877	$3,367,082	$7,317,287
Dividends	108	—	—
	2,142,985	3,367,082	7,317,287

Expenses:
Management fees	378,033	582,275	1,270,905
Distribution expenses — Class A	90,770	195,339	457,166
Distribution expenses — Class C	33,038	22,680	67,482
Dividend disbursing and transfer
agent fees and expenses	43,960	59,104	129,881
Accounting and administration
expenses	31,072	37,484	58,689
Audit and tax fees	20,313	20,313	20,313
Registration fees	5,421	12,510	9,622
Reports and statements to
shareholders expenses	8,093	14,244	27,302
Legal fees	4,496	7,644	16,269
Custodian fees	2,071	3,530	9,113
Trustees’ fees and expenses	1,782	2,724	6,102
Other	12,652	17,801	20,014
	631,701	975,648	2,092,858
Less expenses waived	(88,787)	(174,975)	(204,151)
Less expenses paid indirectly	(9)	(82)	(93)
Total operating expenses	542,905	800,591	1,888,614
Net Investment Income	1,600,080	2,566,491	5,428,673
Net Realized and Unrealized Gain
(Loss):
Net realized gain on investments	168,170	80,881	816,404
Net change in unrealized
appreciation (depreciation) of
investments	(4,506,095)	(7,654,229)	(16,599,436)
Net Realized and Unrealized Loss	(4,337,925)	(7,573,348)	(15,783,032)
Net Decrease in Net Assets
Resulting from Operations	$(2,737,845)	$(5,006,857)	$(10,354,359)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,088,354	$2,237,879
Net realized gain	234,158	682,993
Net change in unrealized appreciation (depreciation)	(3,727,757)	3,130,355
Net increase (decrease) in net assets resulting from
operations	(2,405,245)	6,051,227

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,190,601)	(1,730,876)
Class C	(20,364)	(38,579)
Institutional Class	(431,845)	(522,100)
	(1,642,810)	(2,291,555)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,440,661	6,099,220
Class C	123,852	276,688
Institutional Class	5,182,335	8,718,668
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,092,826	1,537,728
Class C	19,343	37,027
Institutional Class	421,564	506,851
	9,280,581	17,176,182

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,497,154)	$(5,997,493)
Class C	(185,087)	(1,441,218)
Institutional Class	(2,708,543)	(2,932,869)
	(5,390,784)	(10,371,580)
Increase in net assets derived from capital share
transactions	3,889,797	6,804,602
Net Increase (Decrease) in Net Assets	(158,258)	10,564,274

Net Assets:
Beginning of period	90,383,691	79,819,417
End of period	$90,225,433	$90,383,691

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free California Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,884,144	$3,475,864
Net realized gain	163,042	538,129
Net change in unrealized appreciation (depreciation)	(5,729,728)	3,306,320
Net increase (decrease) in net assets resulting from
operations	(3,682,542)	7,320,313

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,248,625)	(2,115,156)
Class C	(41,561)	(112,952)
Institutional Class	(817,626)	(1,216,639)
	(2,107,812)	(3,444,747)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,868,871	12,832,211
Class C	230,236	629,708
Institutional Class	17,160,919	16,266,239
Net assets from merger:[1]
Class A	—	34,679,243
Institutional Class	—	1,655,513
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,139,330	1,912,654
Class C	39,858	110,017
Institutional Class	614,623	853,026
	26,053,837	68,938,611

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,807,484)	$(9,752,132)
Class C	(604,228)	(3,919,733)
Institutional Class	(5,654,439)	(8,230,770)
	(13,066,151)	(21,902,635)
Increase in net assets derived from capital share
transactions	12,987,686	47,035,976
Net Increase in Net Assets	7,197,332	50,911,542

Net Assets:
Beginning of period	135,897,564	84,986,022
End of period	$143,094,896	$135,897,564

[1]	See Note 5 in the "Notes to financial statements."

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,127,323	$6,007,335
Net realized gain	158,050	297,584
Net change in unrealized appreciation (depreciation)	(9,171,041)	6,384,297
Net increase (decrease) in net assets resulting from
operations	(5,885,668)	12,689,216

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,988,880)	(4,143,610)
Class C	(56,761)	(129,827)
Institutional Class	(1,087,235)	(1,718,272)
	(3,132,876)	(5,991,709)
Capital Share Transactions:
Proceeds from shares sold:
Class A	5,383,689	12,168,978
Class C	460,503	897,711
Institutional Class	18,191,438	30,007,649
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,803,225	3,824,323
Class C	55,980	130,352
Institutional Class	1,029,102	1,584,582
	26,923,937	48,613,595

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,068,755)	$(19,435,502)
Class C	(477,237)	(2,612,192)
Institutional Class	(8,456,930)	(9,172,538)
	(15,002,922)	(31,220,232)
Increase in net assets derived from capital share
transactions	11,921,015	17,393,363
Net Increase in Net Assets	2,902,471	24,090,870

Net Assets:
Beginning of period	247,107,947	223,017,077
End of period	$250,010,418	$247,107,947

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,600,080	$2,962,255
Net realized gain	168,170	417,531
Net change in unrealized appreciation (depreciation)	(4,506,095)	3,296,257
Net increase (decrease) in net assets resulting from
operations	(2,737,845)	6,676,043

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(821,162)	(1,641,809)
Class C	(49,916)	(135,399)
Institutional Class	(728,633)	(1,164,232)
	(1,599,711)	(2,941,440)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,721,082	11,579,114
Class C	886,595	1,980,826
Institutional Class	17,980,696	18,581,380
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	782,856	1,564,179
Class C	48,286	134,242
Institutional Class	686,096	1,022,029
	26,105,611	34,861,770

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(3,230,473)	$(4,580,947)
Class C	(479,847)	(4,746,986)
Institutional Class	(5,201,208)	(5,888,406)
	(8,911,528)	(15,216,339)
Increase in net assets derived from capital share
transactions	17,194,083	19,645,431
Net Increase in Net Assets	12,856,527	23,380,034

Net Assets:
Beginning of period	128,922,754	105,542,720
End of period	$141,779,281	$128,922,754

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,566,491	$4,511,334
Net realized gain	80,881	272,033
Net change in unrealized appreciation (depreciation)	(7,654,229)	5,957,639
Net increase (decrease) in net assets resulting from
operations	(5,006,857)	10,741,006

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,893,350)	(3,347,685)
Class C	(37,952)	(128,393)
Institutional Class	(682,574)	(1,363,462)
	(2,613,876)	(4,839,540)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,886,520	7,493,592
Class C	324,676	398,690
Institutional Class	8,915,736	14,181,292

Net assets from merger:[1]
Class A	—	119,588,826
Institutional Class	—	2,252,578

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,563,160	2,783,113
Class C	26,337	87,874
Institutional Class	634,473	1,239,511
	14,350,902	148,025,476

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,460,407)	$(15,016,082)
Class C	(464,632)	(3,001,127)
Institutional Class	(8,746,197)	(6,544,242)
	(18,671,236)	(24,561,451)
Increase (decrease) in net assets derived from capital
share transactions	(4,320,334)	123,464,025
Net Increase (Decrease) in Net Assets	(11,941,067)	129,365,491

Net Assets:
Beginning of period	217,310,285	87,944,794
End of period	$205,369,218	$217,310,285

[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Pennsylvania Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,428,673	$12,945,782
Net realized gain	816,404	3,678,994
Net change in unrealized appreciation (depreciation)	(16,599,436)	14,018,485
Net increase (decrease) in net assets resulting from
operations	(10,354,359)	30,643,261

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(5,580,615)	(12,542,265)
Class C	(149,682)	(434,719)
Institutional Class	(1,227,779)	(2,305,167)
	(6,958,076)	(15,282,151)

Capital Share Transactions:
Proceeds from shares sold:
Class A	18,013,189	34,561,794
Class C	1,139,086	1,969,889
Institutional Class	10,886,700	20,875,991

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	5,037,767	11,233,439
Class C	146,455	422,283
Institutional Class	1,177,187	2,035,086
	36,400,384	71,098,482

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(31,700,752)	$(37,976,217)
Class C	(1,545,994)	(7,917,147)
Institutional Class	(4,854,875)	(8,685,397)
	(38,101,621)	(54,578,761)
Increase (decrease) in net assets derived from capital
share transactions	(1,701,237)	16,519,721
Net Increase (Decrease) in Net Assets	(19,013,672)	31,880,831

Net Assets:
Beginning of period	471,288,499	439,407,668
End of period	$452,274,827	$471,288,499

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.09	$11.55	$11.70	$11.24	$11.48	$11.83

0.14	0.31	0.33	0.37	0.36	0.37
(0.45)	0.55	(0.13)	0.46	(0.24)	(0.35)
(0.31)	0.86	0.20	0.83	0.12	0.02

(0.14)	(0.31)	(0.35)	(0.37)	(0.36)	(0.37)
(0.08)	(0.01)	—	—	—	—
(0.22)	(0.32)	(0.35)	(0.37)	(0.36)	(0.37)

$11.56	$12.09	$11.55	$11.70	$11.24	$11.48

(2.64% )	7.51%	1.79%	7.51%	1.11%	0.24%

$64,799	$66,710	$62,186	$62,033	$63,327	$66,839
0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
1.00%	1.00%	1.01%	1.02%	1.00%	0.97%
2.38%	2.60%	2.87%	3.29%	3.23%	3.25%
2.22%	2.44%	2.70%	3.11%	3.07%	3.12%
5%	19%	36%	31%	6%	9%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.12	$11.58	$11.73	$11.27	$11.51	$11.87

0.10	0.22	0.24	0.28	0.28	0.29
(0.45)	0.55	(0.12)	0.46	(0.24)	(0.37)
(0.35)	0.77	0.12	0.74	0.04	(0.08)

(0.10)	(0.22)	(0.27)	(0.28)	(0.28)	(0.28)
(0.08)	(0.01)	—	—	—	—
(0.18)	(0.23)	(0.27)	(0.28)	(0.28)	(0.28)

$11.59	$12.12	$11.58	$11.73	$11.27	$11.51

(2.99% )	6.70%	1.03%	6.70%	0.36%	(0.59% )

$1,421	$1,527	$2,561	$3,100	$3,122	$5,215
1.59%	1.59%	1.59%	1.59%	1.59%	1.59%
1.75%	1.75%	1.76%	1.77%	1.75%	1.72%
1.63%	1.85%	2.12%	2.54%	2.48%	2.50%
1.47%	1.69%	1.95%	2.36%	2.32%	2.37%
5%	19%	36%	31%	6%	9%

Financial highlights
Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.09	$11.55	$11.70	$11.24	$11.48	$11.84

0.16	0.34	0.36	0.39	0.39	0.40
(0.45)	0.55	(0.13)	0.46	(0.24)	(0.36)
(0.29)	0.89	0.23	0.85	0.15	0.04

(0.16)	(0.34)	(0.38)	(0.39)	(0.39)	(0.40)
(0.08)	(0.01)	—	—	—	—
(0.24)	(0.35)	(0.38)	(0.39)	(0.39)	(0.40)

$11.56	$12.09	$11.55	$11.70	$11.24	$11.48

(2.52% )	7.78%	2.05%	7.78%	1.36%	0.40%

$24,005	$22,147	$15,072	$14,136	$10,097	$7,080
0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
0.75%	0.75%	0.76%	0.77%	0.75%	0.72%
2.63%	2.85%	3.12%	3.54%	3.48%	3.50%
2.47%	2.69%	2.95%	3.36%	3.32%	3.37%
5%	19%	36%	31%	6%	9%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.64	$12.18	$12.49	$11.98	$12.26	$12.60

0.17	0.37	0.38	0.40	0.40	0.41
(0.49)	0.46	(0.20)	0.53	(0.28)	(0.34)
(0.32)	0.83	0.18	0.93	0.12	0.07

(0.17)	(0.37)	(0.38)	(0.40)	(0.40)	(0.41)
(0.02)	—	(0.11)	(0.02)	—	—
(0.19)	(0.37)	(0.49)	(0.42)	(0.40)	(0.41)

$12.13	$12.64	$12.18	$12.49	$11.98	$12.26

(2.59% )	6.88%	1.59%	7.99%	1.00%	0.63%

$83,820	$86,059	$44,059	$42,203	$53,171	$54,076
0.82%	0.86%	0.82%	0.82%	0.82%	0.82%
0.99%	1.06%	1.03%	1.03%	1.02%	1.01%
2.68%	2.95%	3.17%	3.36%	3.30%	3.36%
2.51%	2.75%	2.96%	3.15%	3.10%	3.17%
8%	14%	36%	32%	16%	27%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.66	$12.21	$12.52	$12.00	$12.28	$12.62

0.12	0.27	0.29	0.32	0.31	0.32
(0.49)	0.45	(0.20)	0.54	(0.28)	(0.34)
(0.37)	0.72	0.09	0.86	0.03	(0.02)

(0.12)	(0.27)	(0.29)	(0.32)	(0.31)	(0.32)
(0.02)	—	(0.11)	(0.02)	—	—
(0.14)	(0.27)	(0.40)	(0.34)	(0.31)	(0.32)

$12.15	$12.66	$12.21	$12.52	$12.00	$12.28

(2.95% )	5.99%	0.83%	7.26%	0.25%	(0.12% )

$3,359	$3,843	$6,829	$11,551	$13,015	$16,473
1.57%	1.61%	1.57%	1.57%	1.57%	1.57%
1.74%	1.81%	1.78%	1.78%	1.77%	1.76%
1.93%	2.20%	2.42%	2.61%	2.55%	2.61%
1.76%	2.00%	2.21%	2.40%	2.35%	2.42%
8%	14%	36%	32%	16%	27%

Financial highlights
Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.64	$12.18	$12.49	$11.98	$12.26	$12.60

0.18	0.40	0.41	0.43	0.43	0.44
(0.49)	0.46	(0.20)	0.53	(0.28)	(0.34)
(0.31)	0.86	0.21	0.96	0.15	0.10

(0.18)	(0.40)	(0.41)	(0.43)	(0.43)	(0.44)
(0.02)	—	(0.11)	(0.02)	—	—
(0.20)	(0.40)	(0.52)	(0.45)	(0.43)	(0.44)

$12.13	$12.64	$12.18	$12.49	$11.98	$12.26

(2.47% )	7.14%	1.84%	8.25%	1.26%	0.89%

$55,916	$45,996	$34,098	$44,646	$32,953	$28,209
0.57%	0.61%	0.57%	0.57%	0.57%	0.57%
0.74%	0.81%	0.78%	0.78%	0.77%	0.76%
2.93%	3.20%	3.42%	3.61%	3.55%	3.61%
2.76%	3.00%	3.21%	3.40%	3.35%	3.42%
8%	14%	36%	32%	16%	27%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.70	$11.36	$11.48	$11.04	$11.28	$11.65

0.14	0.29	0.33	0.37	0.37	0.39
(0.41)	0.34	(0.12)	0.44	(0.24)	(0.37)
(0.27)	0.63	0.21	0.81	0.13	0.02

(0.14)	(0.29)	(0.33)	(0.37)	(0.37)	(0.39)
(0.14)	(0.29)	(0.33)	(0.37)	(0.37)	(0.39)

$11.29	$11.70	$11.36	$11.48	$11.04	$11.28

(2.33% )	5.64%	1.88%	7.48%	1.22%	0.26%

$159,553	$164,258	$162,955	$167,136	$164,087	$165,554
0.82%	0.83%	0.84%	0.84%	0.84%	0.84%
0.95%	0.96%	0.96%	0.97%	0.97%	0.96%
2.44%	2.54%	2.91%	3.31%	3.36%	3.48%
2.31%	2.41%	2.79%	3.18%	3.23%	3.36%
7%	10%	18%	16%	6%	17%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.73	$11.39	$11.51	$11.07	$11.31	$11.68

0.10	0.21	0.24	0.29	0.29	0.31
(0.41)	0.34	(0.12)	0.44	(0.24)	(0.37)
(0.31)	0.55	0.12	0.73	0.05	(0.06)

(0.10)	(0.21)	(0.24)	(0.29)	(0.29)	(0.31)
(0.10)	(0.21)	(0.24)	(0.29)	(0.29)	(0.31)

$11.32	$11.73	$11.39	$11.51	$11.07	$11.31

(2.68% )	4.85%	1.12%	6.67%	0.47%	(0.48% )

$6,555	$6,758	$8,121	$10,364	$10,923	$15,975
1.57%	1.58%	1.59%	1.59%	1.59%	1.59%
1.70%	1.71%	1.71%	1.72%	1.72%	1.71%
1.69%	1.79%	2.16%	2.56%	2.61%	2.73%
1.56%	1.66%	2.04%	2.43%	2.48%	2.61%
7%	10%	18%	16%	6%	17%

Financial highlights
Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.70	$11.36	$11.48	$11.04	$11.28	$11.65

0.15	0.32	0.36	0.40	0.40	0.42
(0.41)	0.34	(0.12)	0.44	(0.24)	(0.37)
(0.26)	0.66	0.24	0.84	0.16	0.05

(0.15)	(0.32)	(0.36)	(0.40)	(0.40)	(0.42)
(0.15)	(0.32)	(0.36)	(0.40)	(0.40)	(0.42)

$11.29	$11.70	$11.36	$11.48	$11.04	$11.28

(2.20% )	5.91%	2.14%	7.74%	1.47%	0.51%

$83,902	$76,092	$51,941	$42,317	$27,433	$19,788
0.57%	0.58%	0.59%	0.59%	0.59%	0.59%
0.70%	0.71%	0.71%	0.72%	0.72%	0.71%
2.69%	2.79%	3.16%	3.56%	3.61%	3.73%
2.56%	2.66%	3.04%	3.43%	3.48%	3.61%
7%	10%	18%	16%	6%	17%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.91	$11.52	$11.65	$11.21	$11.49	$11.79

0.13	0.30	0.33	0.35	0.34	0.35
(0.36)	0.39	(0.13)	0.44	(0.28)	(0.30)
(0.23)	0.69	0.20	0.79	0.06	0.05

(0.13)	(0.30)	(0.33)	(0.35)	(0.34)	(0.35)
(0.13)	(0.30)	(0.33)	(0.35)	(0.34)	(0.35)

$11.55	$11.91	$11.52	$11.65	$11.21	$11.49

(2.01% )	6.03%	1.77%	7.19%	0.56%	0.47%

$72,368	$71,345	$60,667	$55,480	$59,425	$67,907
0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
0.99%	1.01%	1.02%	1.03%	1.01%	1.00%
2.26%	2.53%	2.87%	3.11%	3.04%	3.03%
2.13%	2.38%	2.71%	2.94%	2.89%	2.89%
7%	17%	22%	14%	11%	10%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.90	$11.51	$11.64	$11.20	$11.48	$11.78

0.09	0.21	0.24	0.27	0.26	0.26
(0.36)	0.39	(0.13)	0.44	(0.28)	(0.30)
(0.27)	0.60	0.11	0.71	(0.02)	(0.04)

(0.09)	(0.21)	(0.24)	(0.27)	(0.26)	(0.26)
(0.09)	(0.21)	(0.24)	(0.27)	(0.26)	(0.26)

$11.54	$11.90	$11.51	$11.64	$11.20	$11.48

(2.29% )	5.24%	1.00%	6.40%	(0.19% )	(0.29% )

$6,698	$6,453	$8,819	$12,875	$17,597	$29,375
1.61%	1.61%	1.61%	1.61%	1.61%	1.61%
1.74%	1.76%	1.77%	1.78%	1.76%	1.75%
1.51%	1.78%	2.12%	2.36%	2.29%	2.28%
1.38%	1.63%	1.96%	2.19%	2.14%	2.14%
7%	17%	22%	14%	11%	10%

Financial highlights
Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.91	$11.52	$11.65	$11.21	$11.49	$11.79

0.15	0.33	0.36	0.38	0.37	0.37
(0.36)	0.39	(0.13)	0.44	(0.28)	(0.29)
(0.21)	0.72	0.23	0.82	0.09	0.08

(0.15)	(0.33)	(0.36)	(0.38)	(0.37)	(0.38)
(0.15)	(0.33)	(0.36)	(0.38)	(0.37)	(0.38)

$11.55	$11.91	$11.52	$11.65	$11.21	$11.49

(1.80% )	6.29%	2.02%	7.46%	0.82%	0.71%

$62,713	$51,125	$36,057	$35,157	$21,310	$12,090
0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
0.74%	0.76%	0.77%	0.78%	0.76%	0.75%
2.51%	2.78%	3.12%	3.36%	3.29%	3.28%
2.38%	2.63%	2.96%	3.19%	3.14%	3.14%
7%	17%	22%	14%	11%	10%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.06	$11.66	$11.86	$11.33	$11.62	$11.98

0.14	0.29	0.33	0.36	0.36	0.35
(0.43)	0.45	(0.14)	0.53	(0.29)	(0.35)
(0.29)	0.74	0.19	0.89	0.07	— [3]

(0.14)	(0.29)	(0.33)	(0.36)	(0.36)	(0.36)
—	(0.05)	(0.06)	—	—	—
(0.14)	(0.34)	(0.39)	(0.36)	(0.36)	(0.36)

$11.63	$12.06	$11.66	$11.86	$11.33	$11.62

(2.40% )	6.46%	1.68%	8.00%	0.60%	0.05%

$150,964	$161,593	$42,514	$36,058	$38,139	$40,647
0.80%	0.83%	0.80%	0.80%	0.80%	0.80%
0.97%	1.01%	1.05%	1.07%	1.08%	1.03%
2.38%	2.47%	2.86%	3.12%	3.10%	3.04%
2.21%	2.29%	2.61%	2.85%	2.82%	2.81%
9%	13%	31%	21%	10%	14%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.03	$11.63	$11.83	$11.30	$11.59	$11.95

0.10	0.21	0.24	0.27	0.27	0.26
(0.42)	0.45	(0.14)	0.53	(0.29)	(0.35)
(0.32)	0.66	0.10	0.80	(0.02)	(0.09)

(0.10)	(0.21)	(0.24)	(0.27)	(0.27)	(0.27)
—	(0.05)	(0.06)	—	—	—
(0.10)	(0.26)	(0.30)	(0.27)	(0.27)	(0.27)

$11.61	$12.03	$11.63	$11.83	$11.30	$11.59

(2.68% )	5.68%	0.92%	7.20%	(0.16% )	(0.71% )

$4,441	$4,720	$7,037	$13,459	$14,941	$17,073
1.55%	1.58%	1.55%	1.55%	1.55%	1.55%
1.72%	1.76%	1.80%	1.82%	1.83%	1.78%
1.63%	1.72%	2.11%	2.37%	2.35%	2.29%
1.46%	1.54%	1.86%	2.10%	2.07%	2.06%
9%	13%	31%	21%	10%	14%

Financial highlights
Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.06	$11.66	$11.85	$11.33	$11.61	$11.97

0.16	0.32	0.36	0.38	0.39	0.38
(0.43)	0.45	(0.13)	0.52	(0.28)	(0.35)
(0.27)	0.77	0.23	0.90	0.11	0.03

(0.16)	(0.32)	(0.36)	(0.38)	(0.39)	(0.39)
—	(0.05)	(0.06)	—	—	—
(0.16)	(0.37)	(0.42)	(0.38)	(0.39)	(0.39)

$11.63	$12.06	$11.66	$11.85	$11.33	$11.61

(2.27% )	6.73%	2.03%	8.17%	0.93%	0.29%

$49,964	$50,997	$38,394	$39,363	$32,981	$32,192
0.55%	0.58%	0.55%	0.55%	0.55%	0.55%
0.72%	0.76%	0.80%	0.82%	0.83%	0.78%
2.63%	2.72%	3.11%	3.37%	3.35%	3.29%
2.46%	2.54%	2.86%	3.10%	3.07%	3.06%
9%	13%	31%	21%	10%	14%

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$8.34	$8.06	$8.25	$7.93	$8.14	$8.39

0.10	0.23	0.25	0.28	0.28	0.28
(0.28)	0.32	(0.11)	0.32	(0.20)	(0.25)
(0.18)	0.55	0.14	0.60	0.08	0.03

(0.10)	(0.23)	(0.25)	(0.28)	(0.28)	(0.28)
(0.03)	(0.04)	(0.08)	—	(0.01)	—
(0.13)	(0.27)	(0.33)	(0.28)	(0.29)	(0.28)

$8.03	$8.34	$8.06	$8.25	$7.93	$8.14

(2.27% )	7.04%	1.72%	7.72%	0.93%	0.48%

$362,320	$384,915	$364,480	$376,965	$378,038	$399,001
0.84%	0.83%	0.83%	0.85%	0.88%	0.88%
0.93%	0.92%	0.92%	0.93%	0.93%	0.94%
2.33%	2.86%	3.09%	3.49%	3.48%	3.51%
2.24%	2.77%	3.00%	3.41%	3.43%	3.45%
13%	32%	40%	23%	19%	15%

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$8.34	$8.06	$8.25	$7.93	$8.14	$8.39

0.06	0.17	0.19	0.22	0.22	0.22
(0.27)	0.32	(0.11)	0.32	(0.20)	(0.25)
(0.21)	0.49	0.08	0.54	0.02	(0.03)

(0.06)	(0.17)	(0.19)	(0.22)	(0.22)	(0.22)
(0.03)	(0.04)	(0.08)	—	(0.01)	—
(0.09)	(0.21)	(0.27)	(0.22)	(0.23)	(0.22)

$8.04	$8.34	$8.06	$8.25	$7.93	$8.14

(2.52% )	6.24%	0.95%	6.91%	0.16%	(0.27% )

$13,272	$14,040	$19,009	$25,065	$26,376	$33,298
1.59%	1.59%	1.59%	1.61%	1.64%	1.64%
1.68%	1.68%	1.68%	1.69%	1.69%	1.70%
1.58%	2.10%	2.33%	2.73%	2.72%	2.75%
1.49%	2.01%	2.24%	2.65%	2.67%	2.69%
13%	32%	40%	23%	19%	15%

Financial highlights
Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$8.33	$8.05	$8.25	$7.92	$8.13	$8.38

0.10	0.25	0.27	0.30	0.30	0.30
(0.27)	0.32	(0.12)	0.33	(0.20)	(0.25)
(0.17)	0.57	0.15	0.63	0.10	0.05

(0.10)	(0.25)	(0.27)	(0.30)	(0.30)	(0.30)
(0.03)	(0.04)	(0.08)	—	(0.01)	—
(0.13)	(0.29)	(0.35)	(0.30)	(0.31)	(0.30)

$8.03	$8.33	$8.05	$8.25	$7.92	$8.13

(2.04% )	7.31%	1.84%	8.12%	1.16%	0.73%

$76,683	$72,333	$55,919	$47,241	$41,427	$33,373
0.59%	0.59%	0.59%	0.61%	0.64%	0.64%
0.68%	0.68%	0.68%	0.69%	0.69%	0.70%
2.58%	3.10%	3.33%	3.73%	3.72%	3.75%
2.49%	3.01%	3.24%	3.65%	3.67%	3.69%
13%	32%	40%	23%	19%	15%

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds	February 28, 2022 (Unaudited)

Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each referred to as a Trust, or collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each a Fund, or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, or Delaware Tax-Free Pennsylvania Fund prior to December 2, 2019, or for shares of Delaware Tax-Free California Fund or Delaware Tax-Free New York Fund prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, or Delaware Tax-Free Pennsylvania Fund on or after December 2, 2019, or for shares of Delaware Tax-Free California Fund or Delaware Tax-Free New York Fund on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund's tax positions taken or expected to be taken on each Fund's federal income tax returns through the six months ended February 28, 2022, and for all open tax years (years ended August 31, 2019–August 31, 2021), and has concluded that no provision for federal income tax is required in each Fund's financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended February 28, 2022, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds)

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

1. Significant Accounting Policies (continued) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended February 28, 2022 for each Fund.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2022, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Tax-Free Arizona Fund	$10
Delaware Tax-Free California Fund	31
Delaware Tax-Free Colorado Fund	31
Delaware Tax-Free Idaho Fund	9
Delaware Tax-Free New York Fund	82
Delaware Tax-Free Pennsylvania Fund	93

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware	Delaware	Delaware		Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Delaware	Tax-Free	Tax-Free
	Arizona	California	Colorado	Tax-Free	New York	Pennsylvania
	Fund	Fund	Fund	Idaho Fund	Fund	Fund
On the first $500 million	0.5000%	0.5500%	0.5500%	0.5500%	0.5500%	0.5500%
On the next $500 million	0.4750%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from September 1, 2021 through February 28, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Operating expense
limitation as
a percentage
of average
daily net assets
Fund	(per annum)
Delaware Tax-Free Arizona Fund	0.59%
Delaware Tax-Free California Fund	0.57%
Delaware Tax-Free Colorado Fund	0.57%
Delaware Tax-Free Idaho Fund	0.61%
Delaware Tax-Free New York Fund	0.55%
Delaware Tax-Free Pennsylvania Fund	0.59%

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2022, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$3,646
Delaware Tax-Free California Fund	4,624
Delaware Tax-Free Colorado Fund	6,809
Delaware Tax-Free Idaho Fund	4,626
Delaware Tax-Free New York Fund	6,075
Delaware Tax-Free
Pennsylvania Fund	10,879

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended February 28, 2022, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$3,851
Delaware Tax-Free California Fund	5,905
Delaware Tax-Free Colorado Fund	10,818
Delaware Tax-Free Idaho Fund	5,906
Delaware Tax-Free New York Fund	9,176
Delaware Tax-Free Pennsylvania Fund	19,985

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by each Fund and are also included on the

“Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Delaware Tax-Free Pennsylvania Fund). The Board for Delaware Tax-Free Pennsylvania Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2022, each Fund was charged for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$1,996
Delaware Tax-Free California Fund	3,003
Delaware Tax-Free Colorado Fund	5,486
Delaware Tax-Free Idaho Fund	2,925
Delaware Tax-Free New York Fund	4,780
Delaware Tax-Free
Pennsylvania Fund	10,403

For the six months ended February 28, 2022, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Delaware Tax-Free Arizona Fund	$880
Delaware Tax-Free California Fund	1,395
Delaware Tax-Free Colorado Fund	752
Delaware Tax-Free Idaho Fund	5,602
Delaware Tax-Free New York Fund	2,446
Delaware Tax-Free Pennsylvania Fund	5,667

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended February 28, 2022, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free California Fund	$67	$—
Delaware Tax-Free Colorado Fund	3,642	37
Delaware Tax-Free New York Fund	568	—
Delaware Tax-Free Pennsylvania Fund	7,711	617

Delaware Tax-Free Arizona Fund and Delaware Tax-Free Idaho Fund did not receive gross commissions on redemptions of each Fund's Class A and Class C shares.

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended February 28, 2022, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended February 28, 2022, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free Arizona
Fund	$3,023,619	$3,145,604	$87,613
Delaware Tax-Free California
Fund	11,275,431	5,919,130	(19,495)
Delaware Tax-Free Colorado
Fund	2,875,147	3,230,042	—
Delaware Tax-Free Idaho Fund	1,410,167	425,000	—
Delaware Tax-Free New York
Fund	3,050,051	10,525,411	95,529
Delaware Tax-Free
Pennsylvania Fund	9,560,811	8,403,741	369,847

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
____________________
*	The aggregate contractual waiver period covering this report is from December 29, 2020 through December 29, 2022.

3. Investments

For the six months ended February 28, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free Arizona Fund	$6,393,126	$4,603,769
Delaware Tax-Free California Fund	17,955,994	10,388,217
Delaware Tax-Free Colorado Fund	29,854,704	17,504,986
Delaware Tax-Free Idaho Fund	25,427,622	9,621,903
Delaware Tax-Free New York Fund	17,696,128	26,916,825
Delaware Tax-Free Pennsylvania Fund	59,792,745	68,958,474

At February 28, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2022, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

		Aggregate	Aggregate
		unrealized	unrealized	Net unrealized
	Cost of	appreciation	depreciation	appreciation
Fund	investments	of investments	of investments	of investments
Delaware Tax-Free
Arizona Fund	$86,293,148	$4,584,035	$(1,054,718)	$3,529,317
Delaware Tax-Free
California Fund	136,591,642	7,263,974	(1,584,417)	5,679,557
Delaware Tax-Free
Colorado Fund	240,502,559	10,481,054	(1,635,291)	8,845,763
Delaware Tax-Free
Idaho Fund	138,419,323	5,940,987	(2,167,657)	3,773,330
Delaware Tax-Free
New York Fund	191,214,807	13,882,188	(867,695)	13,014,493
Delaware Tax-Free
Pennsylvania
Fund	425,961,811	28,942,173	(6,229,214)	22,712,959

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

3. Investments (continued)

At August 31, 2021, capital loss carryforwards available to offset future realized capital gains, are as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free
Colorado Fund	$2,013,448	$—	$2,013,448
Delaware Tax-Free
Idaho Fund	2,289,541	2,213,776	4,503,317
Delaware Tax-Free
New York Fund	467,227	—	467,227

At August 31, 2021, there were no capital loss carryforwards for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, and Delaware Tax-Free Pennsylvania Fund.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2022:

Delaware Tax-Free Arizona Fund
Level 2
Securities
Assets:
Municipal Bonds	$87,707,465
Short-Term Investments	2,115,000
Total Value of Securities	$89,822,465

Delaware Tax-Free California Fund
Level 2
Securities
Assets:
Municipal Bonds	$139,971,199
Short-Term Investments	2,300,000
Total Value of Securities	$142,271,199

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$245,287,603	$245,287,603
Short-Term Investments[1]	880,719	3,180,000	4,060,719
Total Value of Securities	$880,719	$248,467,603	$249,348,322

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$139,928,966	$139,928,966
Short-Term Investments[1]	1,838,687	425,000	2,263,687
Total Value of Securities	$1,838,687	$140,353,966	$142,192,653

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

3. Investments (continued)

Delaware Tax-Free New York Fund
Level 2
Securities
Assets:
Municipal Bonds	$203,329,300
Short-Term Investments	900,000
Total Value of Securities	$204,229,300

Delaware Tax-Free Pennsylvania Fund
Level 2
Securities
Assets:
Municipal Bonds	$448,674,770

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Delaware Tax-Free
	Colorado Fund
	Level 1	Level 2	Total
Short-Term Investments	21.69%	78.31%	100.00%

	Delaware Tax-Free
	Idaho Fund
	Level 1	Level 2	Total
Short-Term Investments	81.23%	18.77%	100.00%

During the six months ended February 28, 2022, there were no transfers into or out of Level 3 investments. Each Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund's net assets. During the six months ended February 28, 2022, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/28/22	8/31/21	2/28/22	8/31/21	2/28/22	8/31/21
Shares sold:
Class A	204,979	513,124	558,052	1,023,677	464,865	1,050,651
Class C	10,452	23,292	18,525	50,194	39,597	77,408
Institutional Class	437,477	733,558	1,378,393	1,301,732	1,573,104	2,586,555

Shares from merger:[1]
Class A	—	—	—	2,796,713	—	—
Institutional Class	—	—	—	133,509	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	92,099	129,794	91,753	153,210	156,542	331,105
Class C	1,625	3,131	3,201	8,850	4,848	11,269
Institutional Class	35,546	42,741	49,519	68,426	89,362	137,029
	782,178	1,445,640	2,099,443	5,536,311	2,328,318	4,194,017

Shares redeemed:
Class A	(210,297)	(505,741)	(546,954)	(780,314)	(525,086)	(1,684,720)
Class C	(15,461)	(121,492)	(48,748)	(315,080)	(41,327)	(225,450)
Institutional Class	(228,609)	(248,526)	(456,305)	(663,751)	(732,966)	(791,630)
	(454,367)	(875,759)	(1,052,007)	(1,759,145)	(1,299,379)	(2,701,800)
Net increase	327,811	569,881	1,047,436	3,777,166	1,028,939	1,492,217

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

4. Capital Shares (continued)

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund		Pennsylvania Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/28/22	8/31/21	2/28/22	8/31/21	2/28/22	8/31/21
Shares sold:
Class A	484,126	981,935	241,253	627,672	2,193,882	4,204,401
Class C	74,997	169,886	27,167	33,490	138,638	240,336
Institutional Class	1,522,304	1,578,301	749,546	1,191,983	1,319,789	2,547,206

Shares from merger:[1]
Class A	—	—	—	10,151,853	—	—
Institutional Class	—	—	—	191,220	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	66,597	133,396	131,661	233,817	614,360	1,375,466
Class C	4,111	11,485	2,224	7,458	17,848	51,827
Institutional Class	58,375	87,070	53,468	104,568	143,729	249,015
	2,210,510	2,962,073	1,205,319	12,542,061	4,428,246	8,668,251

Shares redeemed:
Class A	(273,970)	(389,583)	(794,895)	(1,260,818)	(3,865,681)	(4,647,494)
Class C	(40,792)	(405,039)	(39,013)	(253,594)	(188,100)	(967,055)
Institutional Class	(442,222)	(501,800)	(736,569)	(551,930)	(591,490)	(1,059,421)
	(756,984)	(1,296,422)	(1,570,477)	(2,066,342)	(4,645,271)	(6,673,970)
Net increase
(decrease)	1,453,526	1,665,651	(365,158)	10,475,719	(217,025)	1,994,281

[1]	See Note 5.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the previous page and on the “Statements of changes in net assets.” For the six months ended February 28, 2022 and the year ended August 31, 2021, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Arizona Fund
Six months ended
2/28/22	5,852	4,736	—	—	10,596	$127,616
Year ended
8/31/21	—	17,945	—	517	17,475	212,441

Delaware Tax-Free California Fund
Year ended
8/31/21	41	9,178	—	9,199	41	115,246

Delaware Tax-Free Colorado Fund
Year ended
8/31/21	363	23,555	—	23,639	363	277,845

Delaware Tax-Free Idaho Fund
Six months ended
2/28/22	—	1,906	—	—	1,906	22,678
Year ended
8/31/21	17,257	39,913	—	30,392	26,800	675,359

Delaware Tax-Free New York Fund
Six months ended
2/28/22	2,825	143	—	143	2,833	35,491
Year ended
8/31/21	—	4,465	8,571	13,029	—	156,853

Delaware Tax-Free Pennsylvania Fund
Six months ended
2/28/22	26,604	5,570	—	5,571	26,626	267,452
Year ended
8/31/21	42,470	104,699	647	89,432	58,557	1,214,761

Delaware Tax-Free California Fund and Delaware Tax-Free Colorado Fund did not have any exchange transactions for the six months ended February 28, 2022.

5. Reorganization

On August 12, 2020, the Board approved a proposal to reorganize (the "Reorganization") Delaware Tax-Free California II Fund and Delaware Tax-Free New York II Fund (the "Acquired Funds"), each a series of Delaware Group® Limited-Term Government Funds, with and into Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund (the “Acquiring Funds”), each a series of the Trust, respectively. Pursuant to an Agreement and Plan of

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

5. Reorganization (continued)

Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Funds were acquired by the Acquiring Funds, and (ii) the Trust, on behalf of the Acquiring Funds, assumed the liabilities of the Acquired Funds, in exchange for shares of the Acquiring Funds. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Funds to own shares of the Acquiring Funds, a fund with a similar investment objective and style as, and potentially lower net expenses than the Acquired Funds. The Reorganization was accomplished by a tax-free exchange of shares on December 4, 2020. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with the merger are as follows:

			Shares
	Acquired	Acquired	Converted	Acquiring
	Funds	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
	Delaware Tax-Free California II		Delaware Tax-Free California
	Fund		Fund
Class A	$34,679,243	2,710,905	2,796,713	$44,625,207	1.0317
Class C	—	—	—	6,281,715	—
Institutional
Class	1,655,513	129,715	133,509	34,207,309	1.0292

	Delaware Tax-Free New York II		Delaware Tax-Free New York
	Fund		Fund
Class A	119,588,826	8,207,503	10,151,853	42,891,574	1.2369
Institutional
Class	—	—	—	6,850,309	—
Class R6	2,252,578	154,568	191,220	40,282,693	1.2371

The net assets of the Acquiring Funds before the Reorganization were $85,114,231 and $90,024,576 for Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund, respectively. The net assets of the Acquiring Funds immediately following the Reorganization were $121,448,987 and $211,865,980 for Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund, respectively.

Assuming the Reorganization had been completed on September 1, 2020, the Acquiring Funds’ pro forma results of operations for the year ended August 31, 2021, would have been as follows:

	Delaware Tax-Free California Fund	Delaware Tax-Free New York Fund
Net investment income	$4,467,220	$7,736,030
Net realized gain on
investments	1,105,213	1,210,748
Net change in unrealized
appreciation
(depreciation)	2,876,395	6,857,850
Net increase in net assets
resulting from
operations	$8,448,828	$15,804,628

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Funds’ Statement of Operations since the Reorganization was consummated on December 4, 2020.

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 1, 2021.

On November 1, 2021, each Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described above and operates in substantially the same manner as the original Agreement. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

Each Fund had no amounts outstanding as of February 28, 2022, or at any time during the period then ended.

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

7. Geographic, Credit, and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-today functions of determining whether individual securities are liquid for purposes of each Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund's 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

8. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in the Funds' financial statements.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP
Detroit, MI

John A. Fry
President
Drexel University
Philadelphia, PA

Joseph Harroz, Jr.
President
University of Oklahoma
Norman, OK

Sandra A.J. Lawrence
Former Chief Administrative
Officer
Children's Mercy Hospitals
and Clinics
Kansas City, MO

Frances A. Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International
Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group
Pittsburgh, PA

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.
Golden, CO

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

February 28, 2022

Carefully consider the Funds' investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds' prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online
●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions
●	Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (''Macquarie Bank''), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of February 28, 2022, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from September 1, 2021 to February 28, 2022 (Unaudited)

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2021 to February 28, 2022.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from September 1, 2021 to February 28, 2022 (Unaudited)

Delaware Tax-Free USA Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$962.10	0.81%	$3.94
Class C	1,000.00	959.30	1.56%	7.58
Institutional Class	1,000.00	963.70	0.56%	2.73
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.78	0.81%	$4.06
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$965.00	0.68%	$3.31
Class C	1,000.00	961.00	1.50%	7.29
Institutional Class	1,000.00	965.50	0.50%	2.44
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.42	0.68%	$3.41
Class C	1,000.00	1,017.36	1.50%	7.50
Institutional Class	1,000.00	1,022.32	0.50%	2.51

2

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$975.60	0.85%	$4.16
Class C	1,000.00	971.30	1.60%	7.82
Institutional Class	1,000.00	976.30	0.60%	2.94
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

*	“Expenses Paid During Period” are equal to the relevant Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

3

Security type / sector / state / territory allocations
Delaware Tax-Free USA Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.73%
Corporate Revenue Bonds	10.95%
Education Revenue Bonds	7.13%
Electric Revenue Bonds	3.15%
Healthcare Revenue Bonds	11.50%
Housing Revenue Bond	0.06%
Lease Revenue Bonds	7.62%
Local General Obligation Bonds	4.65%
Pre-Refunded/Escrowed to Maturity Bonds	1.57%
Resource Recovery Revenue Bond	0.17%
Special Tax Revenue Bonds	16.99%
State General Obligation Bonds	15.68%
Transportation Revenue Bonds	16.77%
Water & Sewer Revenue Bonds	1.49%
Short-Term Investments	3.56%
Total Value of Securities	101.29%
Liabilities Net of Receivables and Other Assets	(1.29%)
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	2.03%
Arizona	4.37%
California	13.51%
Colorado	3.40%
Connecticut	0.81%
District of Columbia	0.70%
Florida	4.13%
Georgia	0.42%
Guam	0.20%
Idaho	0.05%
Illinois	9.22%
Indiana	0.36%
Kansas	0.28%
Louisiana	0.21%
Maine	0.61%
Maryland	0.99%

4

State / territory	Percentage of net assets
Massachusetts	1.91%
Michigan	0.77%
Minnesota	0.82%
Mississippi	0.33%
Missouri	0.54%
Nebraska	0.52%
New Jersey	4.46%
New York	11.07%
North Carolina	2.67%
Ohio	3.27%
Oregon	0.28%
Pennsylvania	2.53%
Puerto Rico	19.67%
Rhode Island	0.12%
Tennessee	0.66%
Texas	6.89%
Utah	1.28%
Virginia	0.40%
Washington	1.62%
Wisconsin	0.19%
Total Value of Securities	101.29%

5

Security type / sector / state / territory allocations
Delaware Tax-Free USA Intermediate Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.47%
Corporate Revenue Bonds	10.96%
Education Revenue Bonds	5.67%
Electric Revenue Bonds	4.32%
Healthcare Revenue Bonds	8.45%
Industrial Development Revenue/Pollution Control Revenue	0.60%
Lease Revenue Bonds	7.70%
Local General Obligation Bonds	4.16%
Pre-Refunded/Escrowed to Maturity Bonds	4.71%
Special Tax Revenue Bonds	17.67%
State General Obligation Bonds	17.62%
Transportation Revenue Bonds	15.61%
Water & Sewer Revenue Bonds	2.00%
Short-Term Investments	2.29%
Total Value of Securities	101.76%
Liabilities Net of Receivables and Other Assets	(1.76%)
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	0.61%
Arizona	7.94%
California	11.61%
Colorado	2.82%
Connecticut	0.57%
District of Columbia	0.72%
Florida	3.56%
Georgia	1.68%
Guam	0.24%
Hawaii	0.26%
Idaho	0.62%
Illinois	10.60%
Iowa	0.04%
Kansas	0.09%
Kentucky	0.84%
Louisiana	1.29%
Maine	0.26%

6

State / territory	Percentage of net assets
Maryland	0.34%
Massachusetts	2.22%
Michigan	1.35%
Minnesota	0.61%
Mississippi	0.03%
Missouri	0.46%
Montana	0.04%
Nebraska	0.02%
New Hampshire	0.19%
New Jersey	4.50%
New York	16.54%
North Carolina	0.29%
Ohio	1.62%
Oklahoma	0.59%
Oregon	0.77%
Pennsylvania	4.94%
Puerto Rico	14.78%
South Carolina	0.30%
Tennessee	0.18%
Texas	3.56%
Utah	2.05%
Virginia	1.81%
Washington	0.67%
Wisconsin	0.15%
Total Value of Securities	101.76%

7

Security type / sector / state / territory allocations
Delaware National High-Yield Municipal Bond Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.33%
Corporate Revenue Bonds	21.79%
Education Revenue Bonds	16.12%
Electric Revenue Bonds	4.36%
Healthcare Revenue Bonds	16.67%
Housing Revenue Bond	0.04%
Lease Revenue Bonds	2.91%
Local General Obligation Bonds	1.81%
Pre-Refunded/Escrowed to Maturity Bonds	2.56%
Resource Recovery Revenue Bonds	0.51%
Special Tax Revenue Bonds	14.49%
State General Obligation Bonds	13.80%
Transportation Revenue Bonds	2.37%
Water & Sewer Revenue Bonds	1.90%
Short-Term Investments	0.48%
Total Value of Securities	99.81%
Receivables and Other Assets Net of Liabilities	0.19%
Total Net Assets	100.00%

*	As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	2.58%
Arizona	6.34%
California	11.06%
Colorado	1.59%
Delaware	0.07%
District of Columbia	1.29%
Florida	4.38%
Georgia	0.70%
Guam	0.15%
Hawaii	0.17%
Idaho	0.69%
Illinois	5.67%
Indiana	0.61%
Iowa	0.23%
Kansas	0.26%
Kentucky	0.51%

8

State / territory	Percentage of net assets
Louisiana	1.19%
Maine	0.58%
Maryland	0.41%
Massachusetts	1.39%
Michigan	1.18%
Minnesota	0.69%
Mississippi	0.09%
Missouri	1.05%
Montana	0.08%
Nevada	0.61%
New Hampshire	0.25%
New Jersey	3.04%
New York	5.36%
North Carolina	1.46%
Ohio	4.69%
Oklahoma	0.11%
Oregon	0.48%
Pennsylvania	2.97%
Puerto Rico	23.33%
South Carolina	0.59%
Tennessee	0.39%
Texas	5.36%
Utah	0.64%
Virginia	4.28%
Washington	0.72%
West Virginia	0.15%
Wisconsin	2.42%
Total Value of Securities	99.81%

9

Schedules of investments
Delaware Tax-Free USA Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 97.73%
Corporate Revenue Bonds – 10.95%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 7.75% 7/1/50 #	7,420,000	$8,687,781
Buckeye, Ohio Tobacco Settlement Financing
Authority
(Senior)
Series A-2 3.00% 6/1/48	7,085,000	6,377,988
Series A-2 4.00% 6/1/48	7,205,000	7,571,518
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/31	2,490,000	3,011,057
Series A 5.00% 9/1/35	1,915,000	2,404,283
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment)
5.00% 6/1/34	85,000	99,539
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed)
Series A 144A 1.49% 6/1/60 #, ^	73,230,000	4,248,072
Finance Authority of Maine Revenue
(Go Lab Madison, LLC Project)
144A 8.00% 12/1/51 (AMT) #	6,560,000	6,335,648
Florida Development Finance Surface Transportation
Facilities Revenue
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	8,205,000	8,846,795
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.50% 1/1/49 (AMT) #, ●	2,960,000	2,987,735
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project)
5.75% 10/1/49 (AMT)	4,430,000	5,107,569
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 0.941% 6/1/57 #, ^	133,885,000	8,902,014
Series F 144A 1.387% 6/1/57 #, ^	87,685,000	4,726,221
Liberty New York Development Corporation Revenue
(Goldman Sachs Headquarters)
5.25% 10/1/35	155,000	202,239
Lower Alabama Gas District
Series A 5.00% 9/1/34	3,985,000	4,956,145
Series A 5.00% 9/1/46	2,630,000	3,402,694
Michigan Finance Authority Revenue
Series B-1 5.00% 6/1/49	830,000	944,515

10

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Monroe County, Michigan Economic Development
Revenue
(The Detroit Edison Company Project)
Series AA 6.95% 9/1/22 (NATL)	440,000	$453,416
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,580,000	1,883,091
Series B 6.50% 11/1/39	4,655,000	6,876,785
Series C 6.50% 11/1/39	2,210,000	3,264,811
New York Transportation Development Corporation
Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	2,655,000	2,993,752
Public Authority for Colorado Energy Natural Gas
Revenue
6.50% 11/15/38	5,505,000	7,936,338
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,550,000	1,975,506
Shoals, Indiana
(National Gypsum Co. Project)
7.25% 11/1/43 (AMT)	1,830,000	1,934,072
Southern Ohio Port Authority
(Purecycle Project)
Series A 144A 7.00% 12/1/42 (AMT) #	880,000	902,986
Tennessee Energy Acquisition Commodity Project
Revenue
(Commodity Project)
Series A 5.00% 5/1/52 ●	1,625,000	1,956,061
Tobacco Securitization Authority of Southern
California
(Capital Appreciation-2nd Subordinate Lien)
Series C 0.545% 6/1/46 ^	15,025,000	2,839,875
(Capital Appreciation-3rd Subordinate Lien)
Series D 0.299% 6/1/46 ^	2,475,000	417,112
Valparaiso, Indiana
(Pratt Paper, LLC Project)
7.00% 1/1/44 (AMT)	1,580,000	1,721,537
		113,967,155
Education Revenue Bonds – 7.13%
Arizona Industrial Development Authority Revenue
(GreatHearts Arizona Projects)
Series A 2.25% 7/1/46	1,500,000	1,273,785

11

Schedules of investments
Delaware Tax-Free USA Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(GreatHearts Arizona Projects)
Series A 2.375% 7/1/52	1,500,000	$1,255,305
Auburn University, Alabama General Fee Revenue
Series A 5.00% 6/1/33	1,525,000	1,810,785
Bibb County, Georgia Development Authority
Revenue
(Macon State College Student Housing Project)
Series A 5.75% 7/1/40 (AGM)	2,210,000	2,218,619
California Educational Facilities Authority Revenue
(Loma Linda University)
Series A 5.00% 4/1/47	880,000	993,828
(Stanford University)
Series T-1 5.00% 3/15/39	7,085,000	9,673,221
Series V-1 5.00% 5/1/49	7,325,000	10,621,177
Series V-2 2.25% 4/1/51	2,125,000	1,813,432
District of Columbia Revenue
5.00% 6/1/50	880,000	988,433
(KIPP DC Issue)
4.00% 7/1/44	440,000	473,678
4.00% 7/1/49	705,000	754,308
Idaho Housing & Finance Association
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	490,000	534,433
Illinois Finance Authority Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	1,645,000	1,810,191
Series A 5.00% 2/15/50	480,000	527,443
Massachusetts Development Finance Agency
Revenue
Series V 5.00% 7/1/55	3,000,000	4,297,800
New Jersey Economic Development Authority
(Provident Group - Montclair State University)
5.00% 6/1/42 (AGM)	1,105,000	1,282,474
New York State Dormitory Authority Revenue
(Columbia University)
Series A 5.00% 10/1/50	1,000,000	1,460,700
Rhode Island Health and Educational Building
Revenue
(University of Rhode Island)
Series B 5.25% 9/15/29 (AGC)	1,255,000	1,259,857

12

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Town of Davie, Florida
(Nova Southeastern University Project)
5.00% 4/1/38	2,655,000	$3,093,367
University of North Carolina at Chapel Hill
Series B 5.00% 12/1/36	3,855,000	4,963,737
Series B 5.00% 12/1/38	6,765,000	8,689,710
University of Texas System Board of Regents
Series B 5.00% 8/15/49	9,850,000	14,096,138
Virginia College Building Authority Revenue
(The Washington and Lee University Project)
5.75% 1/1/34	270,000	374,625
		74,267,046
Electric Revenue Bonds – 3.15%
Electric and Gas Systems Revenue San Antonio,
Texas
5.25% 2/1/24	2,210,000	2,378,844
Long Island, New York Power Authority Electric
System Revenue
5.00% 9/1/47	1,430,000	1,651,707
Series B 5.00% 9/1/41	2,655,000	3,012,098
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	4,250,000	4,382,812
Series A 5.05% 7/1/42 ‡	115,000	118,594
Series A 6.75% 7/1/36 ‡	2,005,000	2,125,280
Series AAA 5.25% 7/1/25 ‡	70,000	72,538
Series CCC 5.25% 7/1/27 ‡	2,325,000	2,409,281
Series TT 5.00% 7/1/32 ‡	2,800,000	2,887,500
Series WW 5.25% 7/1/33 ‡	2,880,000	2,984,400
Series XX 4.75% 7/1/26 ‡	235,000	241,462
Series XX 5.25% 7/1/40 ‡	3,345,000	3,466,256
Series ZZ 4.75% 7/1/27 ‡	185,000	190,088
Series ZZ 5.25% 7/1/24 ‡	90,000	93,263
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
(Salt River Project Electric System)
Series A 5.00% 1/1/30	5,315,000	6,349,618
Utah Associated Municipal Power Systems Revenue
(San Juan Project)
5.50% 6/1/22	440,000	441,698
		32,805,439

13

Schedules of investments
Delaware Tax-Free USA Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds – 11.50%
Alachua County, Florida Health Facilities Authority
(Oak Hammock at the University of Florida, Inc.
Project)
4.00% 10/1/46	655,000	$683,519
4.00% 10/1/46	1,750,000	1,782,427
Allegheny County, Pennsylvania Hospital
Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	45,000	48,796
Series A 5.00% 4/1/47	1,640,000	1,880,063
Apple Valley Senior Living Revenue
(Minnesota Senior Living LLC Project)
Series B 5.00% 1/1/47	2,105,000	1,525,114
Series D 7.25% 1/1/52	2,295,000	1,671,380
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC
Project 2nd Tier)
Series B 5.00% 1/1/49	350,000	278,373
(Great Lakes Senior Living Communities LLC
Project 4th Tier)
144A 7.75% 1/1/54 #	225,000	166,088
(Phoenix Children's Hospital)
Series A 4.00% 2/1/50	5,815,000	6,353,876
California Health Facilities Financing Authority
Revenue
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	10,345,000	14,378,205
(Sutter Health)
Series A 5.00% 11/15/38	880,000	1,029,662
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	2,350,000	2,704,310
Chester County Industrial Development Authority,
Pennsylvania
(Longwood Gardens, Inc. Project)
4.00% 12/1/46	1,330,000	1,510,082
4.00% 12/1/51	2,655,000	2,972,219
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 4.00% 11/15/43	2,655,000	2,951,723
Series A 4.00% 11/15/50	5,000,000	5,641,650

14

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(American Baptist)
8.00% 8/1/43	1,925,000	$2,022,213
(CommonSpirit Health)
Series A-2 4.00% 8/1/49	2,880,000	3,103,430
Series A-2 5.00% 8/1/44	2,655,000	3,082,933
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	1,660,000	1,748,677
Cuyahoga County, Ohio
(The Metro Health System)
5.25% 2/15/47	1,985,000	2,291,980
5.50% 2/15/57	2,655,000	3,096,288
Glendale, Arizona Industrial Development Authority
Revenue
(Royal Oaks Inspirata Pointe Project)
Series A 5.00% 5/15/56	2,210,000	2,409,386
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center)
Series CC 5.00% 11/15/49	3,620,000	5,032,958
Harris County Cultural Education Facilities Finance
(Texas Children's Hospital)
Series A 4.00% 10/1/42	5,755,000	6,576,008
Louisiana Local Government Environmental Facilities
& Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	2,210,000	2,209,845
Maricopa County, Arizona Industrial Development
Authority Senior Living Facility Revenue Bonds
(Christian Care Surprise, Inc. Project)
144A 6.00% 1/1/48 #	1,060,000	936,340
Maryland Health & Higher Educational Facilities
Authority Revenue
(Adventist Healthcare Obligated)
Series A 5.50% 1/1/46	1,775,000	2,065,763
Miami-Dade County, Florida Health Facilities Authority
Revenue
(Nicklaus Children's Hospital Project)
5.00% 8/1/42	1,330,000	1,528,556
Montgomery County, Pennsylvania Industrial
Development Authority Revenue
(Foulkeways At Gwynedd Project)
5.00% 12/1/46	830,000	882,398

15

Schedules of investments
Delaware Tax-Free USA Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation)
6.125% 7/1/50	2,000,000	$2,109,440
New Hope, Texas Cultural Education Facilities
Finance
(Cardinal Bay, Inc. - Village on the Park/Carriage
Inn Project)
Series A1 5.00% 7/1/46 ‡	110,000	83,600
(Legacy Midtown Park Project)
Series A 5.50% 7/1/54	2,000,000	2,042,380
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	459,808
144A 5.00% 12/1/35 #	1,095,000	1,256,764
144A 5.00% 12/1/37 #	695,000	796,950
Norfolk Economic Development Authority Revenue,
Virginia
(Sentara Healthcare)
Series B 5.00% 11/1/43	880,000	902,150
Orange County, New York Funding Corporation
Assisted Living Residence Revenue
6.50% 1/1/46	2,475,000	2,474,678
Pennsylvania Higher Educational Facilities Authority
Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	1,775,000	1,941,548
(University Of Pennsylvania Health System)
4.00% 8/15/49	4,430,000	4,945,564
Rochester, Minnesota
(The Homestead at Rochester)
Series A 6.875% 12/1/48	2,080,000	2,173,683
Sacramento County, California Sanitation Districts
Financing Authority Revenue
Series A 5.00% 12/1/45	2,500,000	3,077,900
Salem Hospital Facility Authority Revenue
(Capital Manor Project)
4.00% 5/15/40	750,000	805,222
4.00% 5/15/47	1,000,000	1,061,070
4.00% 5/15/57	1,000,000	1,046,040
Seminole County, Florida Industrial Development
Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	3,540,000	3,782,278

16

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tarrant County, Texas Cultural Education Facilities
Finance Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project)
6.625% 11/15/37	970,000	$1,070,250
Tempe, Arizona Industrial Development Authority
Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/52 #	1,620,000	1,712,551
University of North Carolina at Chapel Hill
5.00% 2/1/46	440,000	497,015
Washington State Housing Finance Commission
(Heron's Key Senior Living)
Series A 144A 7.00% 7/1/45 #	4,510,000	4,905,617
		119,708,770
Housing Revenue Bond – 0.06%
Massachusetts Housing Finance Agency
Series A 5.25% 12/1/35 (FHA)	615,000	619,957
		619,957
Lease Revenue Bonds – 7.62%
Arizona Industrial Development Authority Revenue
(Lincoln South Beltway Project)
5.00% 2/1/30	130,000	160,562
Columbus City, Ohio
Series A 5.00% 4/1/36	6,000,000	7,529,580
Kansas City, Missouri
(Downtown Streetcar Project)
Series A 5.00% 9/1/34	3,540,000	3,614,234
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 12/15/42	12,520,000	13,309,386
Series A 4.00% 6/15/50 (BAM)	1,775,000	1,867,673
Series A 4.00% 6/15/52	12,230,000	12,811,414
Series A 5.00% 6/15/50 (BAM)	2,525,000	2,856,381
Series A 5.00% 6/15/57	1,430,000	1,564,906
Series B 2.809% 12/15/54 (BAM) ^	33,065,000	9,712,513
Minnesota Housing Finance Agency
(State Appropriation)
5.00% 8/1/31	225,000	225,812
New Jersey Transportation Trust Fund Authority
(Federal Highway Reimbursement Revenue)
Series A 5.00% 6/15/31	85,000	96,232

17

Schedules of investments
Delaware Tax-Free USA Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Transportation Trust Fund Authority
(Transportation Program)
Series AA 4.00% 6/15/50 (BAM)	10,675,000	$11,492,278
(Transportation System)
Series A 2.451% 12/15/39 (BAM) ^	7,890,000	4,622,120
New York City, New York Transitional Finance
Authority Building Aid Revenue
Series S-1 5.00% 7/15/37	4,430,000	4,497,070
New York Liberty Development Corporate
(4 World Trade Center Project)
Series A 3.00% 11/15/51	3,150,000	3,022,897
New York State Thruway Authority Revenue
Series A-1 4.00% 3/15/52	1,775,000	1,969,185
		79,352,243
Local General Obligation Bonds – 4.65%
Arlington Independent School District, Texas
5.00% 2/15/36 (PSF)	2,500,000	3,132,575
Chicago, Illinois
Series A 5.25% 1/1/29	1,795,000	1,912,501
Series A 5.50% 1/1/49	880,000	1,013,470
Series A 6.00% 1/1/38	465,000	539,353
Chicago, Illinois Board of Education
5.00% 4/1/42	1,025,000	1,131,569
5.00% 4/1/46	1,050,000	1,155,556
Dallas Independent School District, Texas
2.75% 2/15/52 (PSF)	3,000,000	2,903,490
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,210,000	2,482,935
Mecklenburg County, North Carolina
Series A 5.00% 4/1/25	2,210,000	2,461,984
Series A 5.00% 9/1/25	7,085,000	7,992,447
New York City, New York
Fiscal 2021 Series C 5.00% 8/1/43	1,330,000	1,610,989
Series E 5.00% 3/1/41	85,000	99,332
Series E-1 5.00% 3/1/44	4,430,000	5,159,665
Series F-1 5.00% 4/1/45	4,745,000	5,528,400
Subseries B-1 5.00% 12/1/37	3,985,000	4,554,377
Subseries B-1 5.00% 12/1/41	4,430,000	5,041,340
Subseries D-1 4.00% 12/1/42	1,505,000	1,667,013
Subseries D-1 5.00% 10/1/36	20,000	20,069
		48,407,065

18

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds – 1.57%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	880,000	$933,152
Broward County, Florida Airport System Revenue
Series C 5.25% 10/1/30-23 §	4,430,000	4,718,437
Massachusetts School Building Authority Revenue
Series C 5.00% 8/15/31-25 §	1,315,000	1,476,850
New Jersey Economic Development Authority
Revenue
(Cigarette Tax)
5.00% 6/15/28-22 §	2,385,000	2,415,075
Palm Beach County, Florida Health Facilities Authority
Revenue
(Sinai Residences Boca Raton Project)
Series A 7.50% 6/1/49	540,000	559,726
Richmond, Virginia Public Utility Revenue
Series A 5.00% 1/15/38-23 §	440,000	455,897
Rockwall Independent School District, Texas
5.00% 2/15/46-25 (PSF) §	1,775,000	1,966,505
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/43-23 §	1,775,000	1,947,459
University of Massachusetts Building Authority
Revenue
Senior Series 2013-1 5.00% 11/1/39-22 §	880,000	904,825
Waterbury, Connecticut
Lot A 5.00% 12/1/32-23 §	880,000	939,506
		16,317,432
Resource Recovery Revenue Bond – 0.17%
Union County, New Jersey Improvement Authority
Revenue
(Aries Linden, LLC Project)
144A 6.75% 12/1/41 (AMT) #	1,730,000	1,743,702
		1,743,702
Special Tax Revenue Bonds – 16.99%
Bullhead City, Arizona Excise Taxes Revenue
2.55% 7/1/46	4,500,000	4,071,330
City & County of San Francisco CA Special Tax
District No 2020-1
Series B 144A 5.25% 9/1/49 #	4,000,000	3,820,320

19

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	1,955,000	$2,009,427
CPR Custodial Receipt
(Taxable)
Series 2021-1 144A 0.649% 1/1/45 #	12,000,000	11,714,880
GDB Debt Recovery Authority of Puerto Rico
(Taxable)
7.50% 8/20/40	19,697,988	18,516,109
Illinois State
First Series 6.00% 6/15/26 (NATL)	880,000	1,035,214
Massachusetts School Building Authority Revenue
Series C 5.00% 8/15/31	900,000	1,003,716
Metropolitan Transportation Authority Revenue, New
York
(Climate Bond Certified)
Series B-2 5.00% 11/15/36	1,775,000	2,032,730
New York City, New York Transitional Finance
Authority
(Future Tax Secured Fiscal 2014)
Series A-1 5.00% 11/1/42	8,855,000	9,382,227
New York City, New York Transitional Finance
Authority Building Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/37	2,210,000	2,638,497
New York Convention Center Development Corporate
Senior Lien
(Hotel Unit Fee Secured)
Series B 2.873% 11/15/55 (BAM) ^	2,995,000	905,299
New York Convention Center Development Corporate
Senior Lien
(Hotel Unit Fee Secured)
Series B 3.03% 11/15/55 ^	5,000	1,462
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/39	3,540,000	4,081,230
Series A 5.00% 3/15/42	1,775,000	2,040,842
Series B 5.00% 3/15/34	4,430,000	4,446,081
(General Purpose)
Series A 5.00% 2/15/31	85,000	98,338
New York State Urban Development Revenue
(General Purpose)
Series A 5.00% 3/15/37	2,655,000	3,166,273

20

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	1,910,000	$2,005,214
Puerto Rico Infrastructure Financing Authority
Series B 5.00% 7/1/41 ‡	6,455,000	3,348,531
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,291,000	1,430,183
Series A-1 4.75% 7/1/53	16,348,000	18,079,907
Series A-1 4.79% 7/1/46 ^	87,925,000	28,563,316
Series A-1 4.903% 7/1/51 ^	38,540,000	9,071,545
Series A-1 5.00% 7/1/58	19,132,000	21,455,581
Series A-2 4.329% 7/1/40	6,379,000	6,985,196
Series A-2 4.329% 7/1/40	3,799,000	4,160,019
Series A-2 4.784% 7/1/58	7,025,000	7,769,510
Sales Tax Securitization, Illinois
Series A 5.00% 1/1/40	130,000	149,874
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and
2A)
Series 2015A 5.75% 9/1/32	2,935,000	2,905,415
		176,888,266
State General Obligation Bonds – 15.68%
California State
4.00% 10/1/36	2,655,000	3,026,594
5.00% 9/1/32	2,140,000	2,743,373
(Various Purpose)
4.00% 3/1/36	4,430,000	5,070,799
5.00% 8/1/27	2,210,000	2,542,892
5.00% 3/1/30	4,430,000	4,889,391
5.00% 4/1/32	1,285,000	1,664,345
5.00% 4/1/37	4,430,000	4,618,984
5.00% 10/1/37	8,855,000	11,313,591
5.00% 10/1/41	2,970,000	3,728,271
5.00% 10/1/47	1,900,000	2,141,794
Commonwealth of Massachusetts
Series A 5.50% 8/1/30 (AMBAC)	880,000	1,126,602
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/24 ‡	1,690,000	1,694,225

21

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/41 ‡	3,865,000	$3,526,813
Series A 5.125% 7/1/37 ‡	12,230,000	11,404,475
Series A 5.25% 7/1/22 ‡	1,610,000	1,618,050
Series A 5.25% 7/1/27 ‡	45,000	45,225
Series A 5.25% 7/1/30 ‡	5,315,000	5,348,219
Series A 5.25% 7/1/31 ‡	1,120,000	1,138,200
Series A 5.25% 7/1/34 ‡	1,390,000	1,400,425
Series A 5.375% 7/1/33 ‡	780,000	779,017
Series A 144A 5.50% 6/1/22 #	9,570,000	9,749,437
Series A 5.50% 7/1/39 ‡	2,515,000	2,389,250
Series A 5.75% 7/1/28 ‡	1,725,000	1,645,219
Series A 6.00% 7/1/38 ‡	485,000	492,881
Series A 8.00% 7/1/35 ‡	5,480,000	4,938,850
Series B 5.00% 7/1/35 ‡	3,035,000	3,046,381
Series C 6.00% 7/1/39 ‡	5,505,000	5,477,475
Connecticut State
Series B 5.00% 6/15/35	2,190,000	2,422,819
Series E 5.00% 9/15/35	2,210,000	2,640,397
Series E 5.00% 9/15/37	2,000,000	2,387,860
Florida State
(Department Of Transportation Right-of-Way
Acquisition and Bridge Construction)
Series A 4.00% 7/1/33	2,210,000	2,516,041
Series A 4.00% 7/1/34	3,240,000	3,677,465
Illinois State
5.00% 5/1/36	425,000	451,669
5.00% 11/1/36	1,580,000	1,762,395
5.00% 2/1/39	1,795,000	1,892,720
5.25% 2/1/30	3,095,000	3,300,167
5.25% 2/1/32	1,045,000	1,111,880
5.25% 2/1/33	650,000	691,288
5.50% 5/1/39	4,430,000	5,291,325
Series A 4.00% 12/1/33	890,000	950,288
Series A 5.00% 4/1/38	785,000	814,163
Series D 5.00% 11/1/27	3,095,000	3,559,467
(Rebuild Illinois Program)
Series B 4.00% 11/1/39	9,475,000	10,129,154
Maryland State
Series A 5.00% 3/15/26	4,430,000	5,070,180

22

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Maryland State
Series A 5.00% 3/15/28	2,655,000	$3,197,735
Texas State
(Transportation Commission Mobility)
Series A 5.00% 10/1/33	1,555,000	1,837,637
Washington State
(Bid Group)
Series C 5.00% 2/1/28	10,000,000	11,972,900
		163,238,328
Transportation Revenue Bonds – 16.77%
Broward County, Florida Airport System Revenue
Series A 4.00% 10/1/49 (AMT)	4,430,000	4,746,214
Series A 5.00% 10/1/33 (AMT)	85,000	100,507
Central Florida Expressway Authority Senior Lien
Revenue
Series A 5.00% 7/1/33	85,000	102,793
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,800,000	1,905,714
Chicago, Illinois O'Hare International Airport
Series A 5.00% 1/1/37 (AMT)	1,495,000	1,730,582
Series A 5.00% 1/1/38 (AMT)	530,000	612,574
Series B 5.00% 1/1/33	2,075,000	2,254,675
Series D 5.25% 1/1/42	1,775,000	2,044,640
Chicago, Illinois Transit Authority Revenue
Series A 4.00% 12/1/50	1,775,000	1,967,765
Series A 5.00% 12/1/45	1,775,000	2,116,900
Dallas, Texas Fort Worth International Airport
Revenue
Series F 5.25% 11/1/30	4,430,000	4,711,128
Denver City & County, Colorado Airport System
Revenue
Series A 5.00% 12/1/43 (AMT)	5,315,000	6,163,115
Georgia State Road & Tollway Authority Revenue
(Managed Lane System)
Series A 4.00% 7/15/46	1,930,000	2,225,985
Harris County, Texas Toll Road Authority
Senior Lien Series A 5.00% 8/15/27	3,315,000	3,925,292
Love Field Airport Modernization, Texas General
Airport Revenue Bonds
5.00% 11/1/35 (AMT)	880,000	996,266
5.00% 11/1/36 (AMT)	880,000	996,468

23

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/37 (AMT)	3,540,000	$4,208,210
Series A 5.00% 7/1/39 (AMT)	2,605,000	3,086,717
Series A 5.00% 7/1/40 (AMT)	1,615,000	1,910,916
Metropolitan Nashville, Tennessee Airport Authority
Series A 5.00% 7/1/45	4,450,000	4,919,697
Metropolitan Transportation Authority Revenue, New
York
Series D 5.00% 11/15/33	1,320,000	1,516,693
(Green Bonds)
Series A-1 5.00% 11/15/47	1,330,000	1,537,467
Series C-1 5.25% 11/15/55	80,000	93,442
Metropolitan Washington, D.C. Airports Authority
Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement
Projects)
Series B 4.00% 10/1/49	3,790,000	4,098,013
Montgomery County, Texas Toll Road Authority
Revenue
(Senior Lien)
5.00% 9/15/37	1,550,000	1,696,987
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	4,430,000	4,793,747
Series E 5.00% 1/1/45	5,315,000	5,765,978
New York Transportation Development Corporation
Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project)
4.375% 10/1/45 (AMT)	11,335,000	12,150,667
North Carolina Turnpike Authority Revenue
5.00% 1/1/36 (AGM)	2,655,000	3,180,000
North Texas Tollway Authority Revenue
(1st Tier) Series B 5.00% 1/1/40	1,775,000	1,833,096
(2nd Tier) Series A 5.00% 1/1/34	4,430,000	4,827,681
Series A 4.00% 1/1/38	200,000	209,174
Series A 5.00% 1/1/43	6,200,000	7,229,200
Ohio Turnpike & Infrastructure Commission
(Infrastructure Projects)
Series A-1 5.00% 2/15/28	270,000	280,514
Pennsylvania State Turnpike Commission Revenue
Series A 5.00% 12/1/48	2,500,000	2,946,575

24

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Revenue
Series A-2 5.00% 12/1/43	1,775,000	$2,090,879
Series C 5.00% 12/1/44	880,000	956,190
Philadelphia City, Pennsylvania Airport Revenue
4.00% 7/1/46 (AGM) (AMT)	3,625,000	3,939,179
Phoenix City, Arizona Civic Improvement Airport
Revenue
Series B 5.00% 7/1/49 (AMT)	4,430,000	5,109,030
Port Authority of New York & New Jersey
Series 227 2.00% 10/1/34 (AMT)	1,190,000	1,108,687
Regional Transportation District, Colorado
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/40	2,370,000	2,824,495
Riverside County Transportation Commission Toll
Revenue Senior Lien
Series B-1 4.00% 6/1/46	1,775,000	1,965,546
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/36 (AMT)	3,540,000	4,098,470
Series A 5.00% 7/1/51 (AMT)	4,430,000	5,248,531
Series B 5.00% 7/1/42	3,055,000	3,519,513
San Diego County Regional Airport Authority
Series A 5.00% 7/1/56	5,715,000	6,875,316
San Diego, County Regional Airport Authority
Series B 4.00% 7/1/56 (AMT) (BAM)	5,000,000	5,416,150
San Francisco, California City International Airport
Commission
Series A 5.00% 5/1/44 (AMT)	4,430,000	5,125,200
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series A 5.00% 1/1/49	395,000	439,915
Series B 5.00% 1/1/42 (AMT)	1,285,000	1,424,551
Series B 5.00% 1/1/48 (AMT)	5,345,000	5,902,644
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment
3A and 3B Facility)
6.75% 6/30/43 (AMT)	2,205,000	2,387,067
7.00% 12/31/38 (AMT)	1,620,000	1,760,519
(NTE Mobility Partners Segments 3 LLC Segment
3C Project)
5.00% 6/30/58 (AMT)	4,430,000	5,065,129

25

Schedules of investments
Delaware Tax-Free USA Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Triborough Bridge & Tunnel Authority Revenue,
New York
(MTA Bridges and Tunnels)
Series A 5.00% 11/15/49	80,000	$96,790
Virginia Small Business Financing Authority Revenue
(95 Express Lanes, LLC Project)
4.00% 1/1/48 (AMT)	1,000,000	1,083,500
(Transform 66 P3 Project)
5.00% 12/31/56 (AMT)	1,075,000	1,227,682
Washington, Metropolitan Area Transit Authority
Revenue, Columbia
5.00% 7/1/43	880,000	1,015,546
Wayne County, Michigan Airport Authority
(Detroit Metropolitan Wayne County Airport)
Series A 5.00% 12/1/42	2,210,000	2,273,692
Series D 5.00% 12/1/45 (AGM)	660,000	737,385
		174,576,998
Water & Sewer Revenue Bonds – 1.49%
Broward County, Florida Water & Sewer Utility
Revenue
Series A 4.00% 10/1/47	2,500,000	2,861,650
Carefree Utilities Community Facilities District,
Arizona
4.00% 7/1/41	1,195,000	1,368,765
4.00% 7/1/46	1,195,000	1,353,839
Decatur City, Alabama Water & Sewer Revenue
Series A 4.00% 8/15/50	5,290,000	5,967,385
Guam Government Waterworks Authority
Series A 5.00% 1/1/50	1,775,000	2,074,531
Mississippi Development Bank
(Jackson Water and Sewer System Revenue Bond
Project)
6.75% 12/1/30 (AGM)	880,000	953,735
Toledo, Ohio Water System Revenue
5.00% 11/15/38	880,000	917,471
		15,497,376
Total Municipal Bonds (cost $968,566,203)		1,017,389,777

26

	Principal
	amount°	Value (US $)
Short-Term Investments – 3.56%
Variable Rate Demand Notes – 3.56%¤
Massachusetts Development Finance Agency
Revenue
(Boston University) Series U-6E 0.02% 10/1/42
(LOC - TD Bank N.A.)	1,250,000	$1,250,000
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.09%
11/15/48
(LOC – Wells Fargo Bank N.A.)	900,000	900,000
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Allina Health System)
Series B-1 0.02% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	800,000	800,000
Series B-2 0.02% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
Mississippi Business Finance Corporation Gulf
Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project)
Series A 0.08% 11/1/35	850,000	850,000
Series B 0.05% 12/1/30	700,000	700,000
Series B 0.05% 11/1/35	1,000,000	1,000,000
New Jersey Health Care Facilities Financing Authority
Revenue
(Virtua Health Issue) Series B 0.01% 7/1/43
(LOC – JPMorgan Chase Bank N.A.)	6,300,000	6,300,000
New York City, New York
Subseries B-4 and B-5 0.05% 10/1/46 (SPA -
Barclays Bank)	3,900,000	3,900,000
Subseries F-5 0.05% 6/1/44 (SPA - Barclays
Bank)	5,400,000	5,400,000
Subseries G-6 0.03% 4/1/42 (LOC - Mizuho Bank)	565,000	565,000
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
Subseries A-2 0.05% 6/15/44
(SPA - Mizuho Bank)	2,400,000	2,400,000
(Second General Resolution) Subseries AA-
3 0.04% 6/15/49
(SPA - TD Bank N.A.)	5,200,000	5,200,000
New York City, New York Transitional Finance
Authority Future Tax Secured Revenue
Subseries A-4 0.04% 11/1/29
(SPA - TD Bank N.A.)	665,000	665,000

27

Schedules of investments
Delaware Tax-Free USA Fund

	Principal
	amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Phoenix Industrial Development Authority
(Mayo Clinic) Series B 0.06% 11/15/52
(SPA - Northern Trust Company)	2,300,000	$2,300,000
University of Michigan Revenue
(General Revenue) Series D-1 0.03% 12/1/24	3,675,000	3,675,000
Total Short-Term Investments (cost $37,104,988)		37,105,000
Total Value of Securities–101.29%
(cost $1,005,671,191)		$1,054,494,777

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $84,904,923, which represents 8.16% of the Fund's net assets. See Note 8 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation

28

Summary of abbreviations: (continued)
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

29

Schedules of investments
Delaware Tax-Free USA Intermediate Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 99.47%
Corporate Revenue Bonds – 10.96%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 7.75% 7/1/50 #	5,520,000	$6,463,147
Black Belt Energy Gas District, Alabama
(Project No. 4)
Series A 4.00% 6/1/25	1,655,000	1,773,167
Buckeye, Ohio Tobacco Settlement Financing
Authority
Series A-2 5.00% 6/1/32	1,270,000	1,509,928
Series A-2 5.00% 6/1/33	850,000	1,008,049
(Asset-Backed Senior)
Series B-2 5.00% 6/1/55	1,750,000	1,906,433
(Senior)
Series A-2 3.00% 6/1/48	2,425,000	2,183,009
Series A-2 4.00% 6/1/48	7,810,000	8,207,295
California Pollution Control Financing Authority
Revenue
(Calplant I Project)
144A 8.00% 7/1/39 (AMT) #, ‡	1,250,000	750,000
Central Plains Energy Project Nebraska
(Project No. 3)
Series A 5.00% 9/1/42	250,000	322,563
Chandler, Arizona Industrial Development Authority
Revenue
(Intel Corporation Project)
2.70% 12/1/37 (AMT) ●	2,700,000	2,758,563
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment)
5.00% 6/1/27	2,000,000	2,332,460
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed)
Series A 144A 1.495% 6/1/60 #, ^	36,000,000	2,088,360
Florida Development Finance Corporation Surface
Transportation Facility Revenue
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	5,435,000	5,860,125
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.50% 1/1/49 (AMT) #, ●	1,710,000	1,726,023
George L Smith II Georgia World Congress Center
Authority
Series A 4.00% 1/1/54	2,210,000	2,259,195

30

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 1.33% 6/1/57 #, ^	62,600,000	$4,162,274
Series F 144A 0.396% 6/1/57 #, ^	74,090,000	3,993,451
Jefferson County, Texas Industrial Development
(TRP Crude Marketing LLC Project)
144A 7.75% 4/1/39 #	1,375,000	1,362,034
Kentucky Public Energy Authority
(Gas Supply Revenue Bonds)
Series C-1 4.00% 12/1/49 ●	5,000,000	5,331,000
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	6,031,945
Maine, Finance Authority Revenue
(Go Lab Madison Project, Green Bonds)
144A 8.00% 12/1/51 (AMT) #	3,490,000	3,370,642
Michigan Finance Authority
Series A Class 1 4.00% 6/1/49	2,000,000	2,155,980
Monroe County, Michigan Economic Development
(The Detroit Edison Company Project)
Series AA 6.95% 9/1/22 (NATL)	4,500,000	4,637,205
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines Project)
Series B 5.625% 11/15/30 (AMT)	1,890,000	2,029,633
New Jersey Tobacco Settlement Financing
Subordinate Series B 5.00% 6/1/46	1,965,000	2,189,639
New York Counties Tobacco Trust V
(Capital Appreciation - Pass Through)
Series 4B 144A 0.587% 6/1/60 #, ^	20,000,000	834,800
New York Liberty Development Revenue
5.50% 10/1/37	1,320,000	1,804,242
(Goldman Sachs Headquarters)
5.25% 10/1/35	3,405,000	4,442,742
New York Transportation Development Special
Facilities Revenue
Series B 6.50% 11/1/39	3,485,000	5,148,356
(Delta Airlines, Inc.-LaGuardia Airport Terminals
C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	7,210,000	8,129,924
Public Authority for Colorado Energy Natural Gas
Revenue
6.50% 11/15/38	3,000,000	4,324,980

31

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	4,000,000	$5,098,080
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue
5.00% 12/1/32	3,850,000	4,704,777
5.25% 12/1/24	3,050,000	3,327,550
South Carolina Jobs - Economic Development
Authority Educational Facilities Revenue
(AAC East LLC Project - Green Bonds)
Series A 144A 7.00% 5/1/39 (AMT) #	1,500,000	1,355,880
(Jasper Pellets, LLC Project - Green Bonds)
Series A 144A 7.00% 11/1/38 (AMT) #	1,250,000	1,019,687
St. John Baptist Parish, Louisiana
(Marathon Oil Corporation Project)
Series B-2 2.125% 6/1/37 ●	2,250,000	2,262,983
Tennessee Energy Acquisition Commodity Project
Revenue
Series A 5.00% 5/1/52 ●	1,910,000	2,299,124
Tobacco Securitization Authority of Southern
California
(Capital Appreciation-2nd Subordinate Lien)
Series C 0.511% 6/1/46 ^	9,040,000	1,708,650
(Capital Appreciation-3rd Subordinate Lien)
Series D 0.288% 6/1/46 ^	1,490,000	251,110
TSASC, New York
Series A 5.00% 6/1/30	475,000	539,738
Series A 5.00% 6/1/31	475,000	537,942
Series A 5.00% 6/1/41	1,000,000	1,113,850
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation Asset-Backed)
Series B 5.20% 6/1/46 ●	1,250,000	1,250,650
Series C 2.388% 6/1/47 ^	52,780,000	13,320,088
Series D 2.161% 6/1/47 ^	6,955,000	1,474,182
		141,361,455
Education Revenue Bonds – 5.67%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,420,000	1,645,013
(Empower College Prep Project)
144A 6.00% 7/1/49 #	875,000	936,687

32

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Macombs Facility Project)
Series A 4.00% 7/1/61	2,000,000	$2,099,820
(Odyssey Preparatory Academy Project)
Series A 144A 5.50% 7/1/52 #	875,000	932,243
Bucks County, Pennsylvania Industrial Development
Authority Revenue
(School Lane Charter School Project)
5.125% 3/15/36	2,000,000	2,231,720
California Municipal Finance Authority
Series A 144A 5.50% 6/1/53 #	1,000,000	1,078,640
(Creative Center of Los Altos Project - Pinewood
School & Oakwood School)
Series B 144A 4.50% 11/1/46 #	500,000	504,365
California School Finance Authority
(View Park Elementary & Middle Schools)
Series A 4.75% 10/1/24	175,000	182,943
California State University
(Systemwide)
Series A 5.00% 11/1/31	2,000,000	2,333,540
California Statewide Communities Development
Authority Charter School Revenue
(Green Dot Public Schools - Animo Inglewood
Charter High School Project)
Series A 7.25% 8/1/41	500,000	502,045
California Statewide Communities Development
Authority Revenue
(California Baptist University)
Series A 6.125% 11/1/33	2,215,000	2,371,268
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project)
Series A 5.00% 8/1/40	300,000	343,308
Series A 5.00% 8/1/55	800,000	899,080
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/43 #	2,000,000	2,236,640
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,387,251
4.00% 7/1/44	740,000	796,640
Fulton County, Georgia Development Authority
Revenue
(Georgia Institute of Technology)
5.00% 6/15/44	3,100,000	3,714,606

33

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association
(Alturas International Academy Project)
4.00% 5/1/52	1,400,000	$1,478,722
(Gem Prep: Meridian South Charter School
Project)
144A 4.00% 5/1/46 #	710,000	661,954
(Sage International School of Boise Project)
Series A 4.00% 5/1/29	205,000	228,042
Series A 4.00% 5/1/30	160,000	179,512
Series A 4.00% 5/1/35	450,000	501,642
Series A 4.00% 5/1/40	1,330,000	1,471,087
Series A 4.00% 5/1/50	1,500,000	1,636,020
Illinois Finance Authority Revenue
(University of Illinois at Chicago)
Series A 5.00% 2/15/26	400,000	442,972
Series A 5.00% 2/15/27	200,000	225,738
Series A 5.00% 2/15/29	400,000	451,324
Series A 5.00% 2/15/31	365,000	409,063
Maricopa County, Arizona Industrial Development
Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	280,052
Series A 144A 5.00% 7/1/50 #	175,000	193,382
(Highland Prep Project)
Series A 4.00% 7/1/29	315,000	355,695
Series A 4.00% 7/1/30	330,000	375,834
Series A 4.00% 7/1/31	345,000	396,343
Series A 4.00% 7/1/32	360,000	412,085
Series A 4.00% 7/1/33	375,000	427,766
Series A 4.00% 7/1/34	390,000	443,691
Series A 4.00% 7/1/35	405,000	459,857
Series A 4.00% 7/1/36	425,000	480,896
Series A 4.00% 7/1/37	440,000	495,488
Series A 4.00% 7/1/38	460,000	516,539
Series A 4.00% 7/1/39	480,000	537,490
Series A 4.00% 7/1/40	500,000	558,000
Series A 4.00% 7/1/41	520,000	577,127
Series A 4.00% 7/1/46	740,000	811,107
Massachusetts Development Finance Agency
Revenue
(Harvard University)
Series A 5.00% 7/15/40	5,000,000	6,785,900

34

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Massachusetts School Building Authority
Series C 5.00% 8/15/37	2,500,000	$2,782,825
Miami-Dade County, Florida Educational Facilities
Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	570,705
Series A 5.00% 4/1/31	1,090,000	1,194,509
New York State Dormitory Authority Revenue
(New York University)
Series A 5.75% 7/1/27 (NATL)	8,800,000	9,889,792
(Touro College & University System)
Series A 5.25% 1/1/34	1,335,000	1,428,223
Newark, Texas Higher Education Finance
(Village Tech Schools)
Series A 5.125% 8/15/47	1,250,000	1,251,288
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/39 #	500,000	528,065
Series A 144A 5.00% 6/15/49 #	500,000	521,660
Phoenix, Arizona Industrial Development Authority
Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona
State University Project)
Series A 5.00% 7/1/30	350,000	405,142
Series A 5.00% 7/1/32	235,000	269,637
South Carolina Jobs - Economic Development
Authority Educational Facilities Revenue
(High Point Academy Project)
Series A 144A 5.75% 6/15/39 #	1,345,000	1,507,409
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	4,032,558
University of Texas System Board of Regents
Series B 5.00% 8/15/49	1,075,000	1,538,411
University of Washington
Series A 4.00% 4/1/35	1,000,000	1,171,670
		73,081,031
Electric Revenue Bonds – 4.32%
Guam Power Authority Revenue
Series A 5.00% 10/1/40	1,000,000	1,113,350
Long Island, New York Power Authority
5.00% 9/1/33	250,000	293,883

35

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Long Island, New York Power Authority
5.00% 9/1/35	1,000,000	$1,172,660
Series A 5.00% 9/1/34	500,000	620,620
Municipal Electric Authority of Georgia
(Plant Vogtle Units 3&4 Project)
Series A 5.00% 1/1/39	6,250,000	7,271,000
New York State Utility Debt Securitization Authority
(Restructuring Bonds)
5.00% 12/15/33	1,500,000	1,694,535
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	1,575,100
Series TT 5.00% 7/1/32 ‡	1,555,000	1,603,594
Series WW 5.25% 7/1/33 ‡	1,015,000	1,051,794
Series WW 5.50% 7/1/17 ‡	2,200,000	2,282,500
Series WW 5.50% 7/1/19 ‡	1,710,000	1,774,125
Series XX 5.25% 7/1/40 ‡	4,630,000	4,797,837
Series ZZ 5.00% 7/1/19 ‡	2,990,000	3,075,962
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,443,520
Series A 5.00% 1/1/38	5,000,000	5,777,850
(Salt River Project Electric System)
5.00% 1/1/30	5,000,000	5,973,300
Utility Debt Securitization Authority
(Restructuring Bonds)
5.00% 12/15/37	10,000,000	11,245,700
		55,767,330
Healthcare Revenue Bonds – 8.45%
Apple Valley, Minnesota
(Minnesota Senior Living LLC Project)
Series B 5.25% 1/1/37	915,000	757,538
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project)
5.00% 12/1/30	5,000,000	5,473,800
Arizona Industrial Development Authority Revenue
(Phoenix Children's Hospital)
Series A 4.00% 2/1/50	2,240,000	2,447,581
California Health Facilities Financing Authority
(Children's Hospital of Orange County)
Series A 2.125% 11/1/41	5,000,000	4,441,600
Series A 3.00% 11/1/39	2,750,000	2,903,862

36

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority
(Kaiser Permanente)
Series A-1 5.00% 11/1/27	4,100,000	$4,876,171
Series A-2 5.00% 11/1/47	3,970,000	5,517,784
California Health Facilities Financing Authority Senior
Living Revenue
(Lucile Salter Packard Children's Hospital At
Stanford)
Series A 5.00% 5/15/23	25,000	25,937
California Statewide Communities Development
Authority
(Loma Linda University Medical Center)
Series A 144A 5.00% 12/1/41 #	1,685,000	1,887,436
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 4.00% 11/15/50	5,000,000	5,641,650
(CommonSpirit Health)
Series A 4.00% 8/1/37	500,000	550,195
Series A 4.00% 8/1/38	1,500,000	1,647,795
Series A-2 4.00% 8/1/49	2,000,000	2,155,160
Series A-2 5.00% 8/1/37	1,105,000	1,300,883
County of Hamilton, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center)
Series CC 5.00% 11/15/49	3,540,000	4,921,733
Cumberland County, Pennsylvania Municipal
Authority Revenue
(Penn State Health)
Series A 4.00% 11/1/44	2,000,000	2,211,580
Cuyahoga County, Ohio
(The Metrohealth System)
5.00% 2/15/37	1,000,000	1,144,460
Escambia County, Health Facilities Authority Revenue
(Baptist Health Care Corporation Obligated Group)
Series A 4.00% 8/15/50	2,605,000	2,778,206
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.25% 11/15/46	875,000	776,554
(The Terraces of Phoenix Project)
Series A 5.00% 7/1/48	875,000	900,908
37

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority
Revenue
(Royal Oaks Life Care Community)
4.00% 5/15/28	1,000,000	$1,051,740
4.00% 5/15/30	1,385,000	1,450,843
4.00% 5/15/31	500,000	522,780
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
Series A 3.00% 3/1/51	1,800,000	1,751,706
Illinois Finance Authority Revenue
(The Admiral at the Lake Project)
5.50% 5/15/54	875,000	891,537
Iowa Finance Authority Senior Housing Revenue
Bonds
(PHS Council Bluffs, Inc. Project)
5.00% 8/1/33	500,000	507,650
Kalispell, Montana
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/32	435,000	465,911
Lancaster County, Pennsylvania Hospital Authority
(Brethren Village Project)
5.00% 7/1/31	440,000	474,483
(St. Anne's Retirement Community, Incorporated
Project)
5.00% 4/1/27	1,425,000	1,427,679
(University of Pennsylvania Health System
Obligation)
Series A 5.00% 8/15/33	2,430,000	2,775,206
Maricopa County, Arizona Industrial Development
Authority Revenue
(Banner Health Obligation Group)
Series A 5.00% 1/1/32	3,000,000	3,456,150
(Christian Care Surprise, Inc. Project)
144A 5.75% 1/1/36 #	1,540,000	1,401,477
Maryland Health & Higher Educational Facilities
Authority Revenue
(Adventist Healthcare Obligated)
Series A 5.50% 1/1/36	2,000,000	2,348,020
Massachusetts Development Finance Agency
Revenue
Series A-2 4.00% 7/1/41	875,000	984,874

38

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/35	1,500,000	$1,790,520
Monroe County, New York Industrial Development
Revenue
(Rochester Regional Health Project)
Series D 3.00% 12/1/40	1,000,000	924,590
Series D 4.00% 12/1/38	1,450,000	1,626,726
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation)
5.625% 7/1/30	2,440,000	2,582,618
National Finance Authority Revenue, New Hampshire
(Springpoint Senior Living Project)
4.00% 1/1/51	1,330,000	1,381,511
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,000,000	1,025,340
New Hope Cultural Education Facilities Finance
(Sanctuary LTC Project)
Series A-1 5.50% 1/1/57	1,615,000	1,570,943
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,153,130
144A 5.00% 12/1/32 #	1,100,000	1,266,155
144A 5.00% 12/1/33 #	1,000,000	1,150,340
Northampton County, Philadelphia, Pennsylvania
Industrial Development Authority Revenue
(MorningStar Senior Living Project)
5.00% 7/1/32	1,275,000	1,283,020
5.00% 11/1/44	1,000,000	1,093,600
Oklahoma Development Finance Authority Health
System Revenue
(OU Medicine Project)
Series B 5.25% 8/15/43	1,790,000	2,118,895
Pennsylvania Economic Development Financing
Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	400,000
Series A 144A 6.75% 12/1/53 #, ‡	875,000	350,000
Prince George's County, Maryland
(Collington Episcopal Life Care Community)
5.00% 4/1/31	2,000,000	2,079,860

39

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Salem, Oregon Hospital Facility Authority Revenue
(Salem Health Projects)
Series A 4.00% 5/15/49	500,000	$547,340
Seminole County, Florida Industrial Development
Authority
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	5,340,000	5,672,896
Series B-1 4.25% 11/15/26	3,000,000	3,002,040
Tempe, Arizona Industrial Development Authority
(Mirabella at ASU Project)
Series A 144A 6.00% 10/1/37 #	1,200,000	1,280,592
Virginia Small Business Financing Authority
(Lifespire of Virginia)
4.00% 12/1/36	1,210,000	1,299,685
4.00% 12/1/41	2,500,000	2,660,900
Washington State Housing Finance Commission
(Heron's Key Senior Living)
Series A 144A 7.00% 7/1/45 #	800,000	870,176
		109,001,766
Industrial Development Revenue/Pollution Control Revenue – 0.60%
Kentucky Public Energy Authority
Series A-1 4.00% 8/1/52 ●	5,000,000	5,587,900
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/52 (BAM)	2,000,000	2,197,700
		7,785,600
Lease Revenue Bonds – 7.70%
California Statewide Communities Development
Authority Revenue
(Lancer Plaza Project)
5.125% 11/1/23	185,000	192,507
Hudson Yards New York Infrastructure Revenue
Series A 4.00% 2/15/44	2,875,000	3,097,726
Los Angeles County, California
(Disney Concert Hall Parking)
5.00% 3/1/23	2,395,000	2,487,974
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 3.192% 12/15/56 (BAM) ^	12,000,000	3,248,760
Series A 4.00% 12/15/42	13,500,000	14,351,175
Series A 4.00% 6/15/52	8,770,000	9,186,926

40

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series B 2.962% 12/15/54 (BAM) ^	25,445,000	$7,474,214
New Jersey State Economic Development Authority
(NJ Transit Transportation Project)
Series A 4.00% 11/1/38	1,000,000	1,081,490
Series A 4.00% 11/1/39	1,000,000	1,079,690
New Jersey State Transportation Trust Fund Authority
Series A 4.00% 6/15/36	1,810,000	1,992,158
(Capital Appreciation)
Series A 2.451% 12/15/39 (BAM) ^	9,190,000	5,383,686
(Highway Reimbursement)
Series A 5.00% 6/15/30	2,415,000	2,738,079
(Transportation Program Bonds)
Series BB 4.00% 6/15/50	5,000,000	5,375,250
(Transportation System Bonds)
Series A 5.00% 12/15/25	5,000,000	5,594,750
New York City, New York Transitional Finance
Authority Building Aid Revenue
Series S-1 5.00% 7/15/31	5,000,000	5,494,150
New York Liberty Development
(4 World Trade Center Project)
Series A 2.875% 11/15/46	10,000,000	9,380,600
Series A 3.00% 11/15/51	3,675,000	3,526,714
New York State Dormitory Authority Revenue
(Health Facilities Improvement Program)
Series 1 5.00% 1/15/28	750,000	890,108
Series 1 5.00% 1/15/29	3,100,000	3,672,818
Phoenix, Arizona Civic Improvement Corporation
Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/45	4,430,000	5,494,750
Puerto Rico Public Buildings Authority Revenue
Series C 5.75% 7/1/17 ‡	1,025,000	1,146,719
Series D 5.25% 7/1/36 ‡	2,060,000	2,253,125
Series M-1 5.75% 7/1/17 ‡	2,790,000	3,121,312
Series Q 5.50% 7/1/37 ‡	930,000	1,029,975
		99,294,656
Local General Obligation Bonds – 4.16%
Arlington Independent School District, Texas
4.00% 2/15/38 (PSF)	1,500,000	1,754,940

41

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Arlington Independent School District, Texas
4.00% 2/15/40 (PSF)	1,000,000	$1,162,970
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	681,894
Series A 5.50% 1/1/35	1,980,000	2,326,738
Series C 5.00% 1/1/26	1,280,000	1,415,808
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	918,481
5.00% 4/1/36	320,000	355,549
(Dedicated Revenues)
Series C 5.00% 12/1/34	2,160,000	2,418,854
Series D 5.00% 12/1/31	2,160,000	2,425,054
City & County of San Francisco, California
Series D-1 4.00% 6/15/39	1,330,000	1,500,679
Series D-1 4.00% 6/15/40	1,385,000	1,558,984
Series D-1 4.00% 6/15/41	1,440,000	1,619,049
Mida Golf and Equestrian Center Public Infrastructure
District
144A 4.125% 6/1/36 #	1,790,000	1,690,100
144A 4.25% 6/1/41 #	2,210,000	2,061,157
New York City, New York
Fiscal 2021 Series C 5.00% 8/1/33	2,000,000	2,466,800
Fiscal 2021 Series C 5.00% 8/1/43	3,500,000	4,239,445
Series D-1 5.00% 10/1/30	2,260,000	2,267,887
Series D-4 0.04% 8/1/40 ●	400,000	400,000
Series E 5.00% 8/1/23	3,685,000	3,891,102
Series F-1 5.00% 6/1/34	5,000,000	5,549,350
Subseries D-1 4.00% 12/1/42	4,300,000	4,762,895
San Francisco, California Bay Area Rapid Transit
District
(Election 2004)
Series D 5.00% 8/1/31	4,000,000	4,469,800
Wake County, North Carolina
Series A 5.00% 3/1/27	3,200,000	3,763,168
		53,700,704
Pre-Refunded/Escrowed to Maturity Bonds – 4.71%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/35-25 §	5,000,000	5,567,750
California State Department of Water Resources
(Water System)
Series AS 5.00% 12/1/29-24 §	15,000	16,486

42

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
California State Department of Water Resources
(Water System)
Unrefunded Series AS 5.00% 12/1/29-24 §	2,680,000	$2,953,038
Denton Independent School District, Texas
(School Building)
Series A 5.00% 8/15/40-25 (PSF) §	4,000,000	4,477,920
East Hempfield Township, Pennsylvania Industrial
Development Authority
(Student Services - Student Housing Project at
Millersville University)
5.00% 7/1/39-24 §	875,000	949,375
5.00% 7/1/46-24 §	1,425,000	1,546,125
Fort Worth, Texas Independent School District
(School Building)
5.00% 2/15/27-24 (PSF) §	2,000,000	2,147,860
Golden State, California Tobacco Securitization
Corporate Settlement Revenue
(Asset-Backed Bonds)
Series A-1 5.00% 6/1/26	850,000	972,936
Series A-1 5.00% 6/1/34-28 §	100,000	120,032
Series A-1 5.25% 6/1/47-22 §	750,000	758,730
(Asset-Backed Enhanced)
Series A 5.00% 6/1/35-25 §	3,000,000	3,345,780
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29-24 §	5,195,000	5,641,562
New Jersey Economic Development Authority
Revenue
(Cigarette Tax)
5.00% 6/15/23-22 §	1,250,000	1,265,763
New Jersey State Turnpike Authority Turnpike
Revenue
Series A 5.00% 1/1/30-22 §	5,000,000	5,072,950
Series A 5.00% 1/1/43-22 §	1,860,000	1,887,137
Pennsylvania State Turnpike Commission Revenue
Series C 5.00% 12/1/43-23 §	4,555,000	4,863,009
Philadelphia, Pennsylvania Water & Waste Water
Revenue
5.00% 11/1/28-22 §	5,000,000	5,139,400
Pima County, Arizona Industrial Development
Authority Education Revenue
(Facility American Leadership Academy Project)
144A 5.00% 6/15/47 #	745,000	754,178

43

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio)
144A 5.00% 10/1/23-22 (AMT) #, §	845,000	$865,542
Sacramento, California Water Revenue
5.00% 9/1/26-23 §	3,160,000	3,347,388
Southwestern Illinois Development Authority
(Memorial Group)
7.125% 11/1/30-23 §	2,190,000	2,402,780
Texas State
(Transportation Commission Highway
Improvement)
5.00% 4/1/29-24 §	3,000,000	3,236,070
Virginia Commonwealth Transportation Board
(Gans-Garvee)
5.00% 3/15/24-23 §	3,250,000	3,388,288
		60,720,099
Special Tax Revenue Bonds – 17.67%
Allentown, Pennsylvania Neighborhood Improvement
Zone Development Authority Revenue
(Forward Delivery)
5.00% 5/1/24	170,000	181,608
5.00% 5/1/25	500,000	547,155
5.00% 5/1/26	500,000	557,950
5.00% 5/1/27	550,000	625,630
5.00% 5/1/29	600,000	702,978
5.00% 5/1/31	670,000	806,439
5.00% 5/1/33	765,000	930,163
5.00% 5/1/34	750,000	911,670
Bullhead City, Arizona Excise Taxes Revenue
2.55% 7/1/46	3,000,000	2,714,220
Camden County, New Jersey Improvement Authority
Revenue
(County Capital Program)
Series A 5.00% 1/15/40	5,000,000	5,445,500
Celebration Pointe, Florida Community Development
District
4.75% 5/1/24	290,000	304,836
5.00% 5/1/34	830,000	865,375
Connecticut State Transportation Infrastructure
Series B 5.00% 10/1/30	3,375,000	4,055,839

44

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Dallas, Texas Convention Center Hotel Development
Revenue
Series A 5.00% 1/1/24	3,420,000	$3,422,804
Series A 5.25% 1/1/23	5,375,000	5,381,558
Denver, Colorado Convention Center Hotel Authority
5.00% 12/1/26	2,500,000	2,835,275
5.00% 12/1/29	600,000	674,016
5.00% 12/1/31	900,000	1,007,460
5.00% 12/1/32	1,800,000	2,013,336
5.00% 12/1/34	1,500,000	1,674,315
5.00% 12/1/35	1,200,000	1,337,556
5.00% 12/1/36	900,000	1,002,078
Ernest N Morail-New Orleans, Louisiana Exhibition
Hall Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,366,255
GDB Debt Recovery Authority of Puerto Rico
(Taxable)
7.50% 8/20/40	42,917,902	40,342,828
Harris County-Houston, Texas Sports Authority
(Senior Lien)
Series A 5.00% 11/15/30	1,805,000	1,963,226
Illinois State, Sales Tax Revenue
(Junior Obligation)
Series A 4.00% 6/15/30 (BAM)	5,000,000	5,736,900
Series A 4.00% 6/15/31 (BAM)	10,000,000	11,592,100
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	1,820,824
Metropolitan Transportation Authority Revenue, New
York
(Climate Bond Certified)
Series B-2 5.00% 11/15/36	5,000,000	5,726,000
New York City, New York Transitional Finance
Authority Building Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/28	4,400,000	5,307,016
New York City, New York Transitional Finance
Authority Future Tax Secured
Subseries A-1 5.00% 11/1/23	2,865,000	3,050,280
Subseries B-1 5.00% 8/1/42	5,000,000	5,394,250
Subseries C 5.00% 11/1/27	4,150,000	4,478,472
Subseries E-1 5.00% 2/1/26	4,020,000	4,034,512
Subseries E-1 5.00% 2/1/35	5,000,000	5,761,450

45

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/31	1,000,000	$1,103,350
Series D 5.00% 2/15/32	3,000,000	3,692,280
(General Purpose)
Series B 5.00% 3/15/35	5,000,000	5,018,000
New York State Urban Development Revenue
(General Purpose)
Series B 5.00% 3/15/35	5,000,000	5,593,400
Series E 5.00% 3/15/33	2,000,000	2,466,660
Orange County, California Local Transportation
Authority
5.00% 2/15/39	4,000,000	4,859,440
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	1,010,000	1,060,349
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 4.579% 7/1/46 ^	34,350,000	11,158,941
(Restructured)
Series A-1 4.55% 7/1/40	6,015,000	6,663,477
Series A-1 4.75% 7/1/53	8,180,000	9,046,589
Series A-1 4.911% 7/1/51 ^	17,000,000	4,001,460
Series A-1 5.00% 7/1/58	3,820,000	4,283,939
Series A-2 4.329% 7/1/40	19,996,000	21,896,220
Series A-2 4.329% 7/1/40	5,636,000	6,171,589
Series A-2 4.784% 7/1/58	1,460,000	1,614,731
Richmond Heights, Missouri Tax Increment &
Transaction Sales Tax Revenue Refunding &
Improvement
(Francis Place Redevelopment Project)
5.625% 11/1/25	710,000	710,227
Sedona, Arizona Excise Tax Revenue
4.00% 7/1/40 (BAM)	825,000	947,166
4.00% 7/1/41 (BAM)	850,000	974,177
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and
2A)
Series 2015A 5.00% 9/1/27	1,155,000	1,135,954
		227,969,823

46

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds – 17.62%
California State
(School Facilities)
5.00% 11/1/30	5,000,000	$5,316,500
(Various Purpose)
4.00% 3/1/36	6,000,000	6,867,900
4.00% 10/1/41	0	0
5.00% 8/1/26	3,120,000	3,592,836
5.00% 10/1/26	2,500,000	2,891,575
5.00% 8/1/28	3,000,000	3,621,900
5.00% 9/1/30	1,715,000	1,975,251
5.00% 4/1/32	1,410,000	1,826,246
5.00% 9/1/32	4,100,000	4,718,321
5.00% 8/1/33	5,000,000	5,499,500
5.00% 9/1/35	8,000,000	9,187,760
5.00% 10/1/41	3,535,000	4,437,521
5.25% 9/1/30	5,000,000	5,308,850
Series C 5.00% 9/1/30	5,985,000	6,699,190
Commonwealth of Massachusetts
Series A 5.00% 1/1/35	7,500,000	9,043,350
Series A 5.00% 7/1/37	5,000,000	5,596,200
Commonwealth of Pennsylvania
5.00% 9/15/26	2,500,000	2,888,200
5.00% 7/15/28	3,870,000	4,658,048
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/24 ‡	1,070,000	1,072,675
Series A 5.00% 7/1/31 ‡	1,100,000	1,089,000
Series A 5.00% 7/1/34 ‡	2,900,000	2,907,250
Series A 5.00% 7/1/41 ‡	2,940,000	2,682,750
Series A 5.125% 7/1/37 ‡	9,840,000	9,175,800
Series A 5.25% 7/1/27 ‡	3,410,000	3,427,050
Series A 5.25% 7/1/34 ‡	970,000	977,275
Series A 144A 5.50% 6/1/22 #	9,000,000	9,168,750
Series A 144A 5.50% 6/1/22 #	5,570,000	5,674,437
Series A 5.50% 7/1/39 ‡	5,550,000	5,272,500
Series A 5.75% 7/1/41 ‡	4,715,000	4,679,637
Series A 8.00% 7/1/35 ‡	1,595,000	1,437,494
Series B 5.00% 7/1/35 ‡	5,205,000	5,224,519
Series C 5.75% 7/1/36 ‡	1,215,000	1,125,382
Series D 6.00% 7/1/29 ‡	3,600,000	3,654,000
Series PIB 144A 4.018% 6/1/22 #, ●	2,025,000	2,009,813

47

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Connecticut State
Series F 5.00% 9/15/27	2,790,000	$3,301,909
District of Columbia Revenue
Series C 5.00% 6/1/34	5,000,000	5,401,700
Hawaii State
Series FW 4.00% 1/1/34	3,010,000	3,419,119
Illinois State
5.00% 1/1/28	1,630,000	1,811,321
5.00% 3/1/36	960,000	962,554
5.00% 11/1/36	1,965,000	2,191,840
5.25% 2/1/30	2,410,000	2,569,759
5.25% 2/1/32	1,015,000	1,079,960
5.25% 2/1/33	480,000	510,490
5.50% 5/1/39	2,500,000	2,986,075
Series A 4.00% 3/1/41	1,860,000	2,001,137
Series A 5.00% 3/1/30	2,000,000	2,377,900
Series A 5.00% 3/1/34	1,000,000	1,183,380
Series A 5.00% 3/1/35	2,800,000	3,304,728
Series A 5.125% 12/1/29	4,440,000	5,097,297
Series B 4.00% 11/1/34	5,000,000	5,411,100
Series B 4.00% 10/1/35	8,830,000	9,567,040
Series B 4.00% 11/1/35	2,200,000	2,365,902
Series C 4.00% 10/1/37	1,710,000	1,847,894
Series C 4.00% 10/1/41	3,655,000	3,915,309
Series D 5.00% 11/1/25	1,220,000	1,355,152
New Jersey State
Series A 4.00% 6/1/31	3,440,000	3,979,770
Oregon State
(Article XI-Q State Projects)
Series A 5.00% 5/1/28	2,000,000	2,411,980
Series A 5.00% 5/1/44	5,000,000	6,016,450
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/38 ‡	1,925,000	2,002,000
Washington State
Series E 5.00% 7/1/31	3,000,000	3,291,150
(Various Purpose)
Series 2015-A-1 5.00% 8/1/30	3,000,000	3,265,620
		227,336,016

48

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 15.61%
Bay Area, California Toll Authority
(San Francisco Bay Area)
Series S-7 4.00% 4/1/34	1,000,000	$1,108,230
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,905,000	2,016,881
Chicago, Illinois O'Hare International Airport Revenue
Series A 5.00% 1/1/37 (AMT)	5,000,000	5,787,900
Series B 5.00% 1/1/32	1,000,000	1,086,590
Series B 5.00% 1/1/33	1,520,000	1,651,617
(General-Airport-Senior Lien)
Series B 5.00% 1/1/36	2,500,000	2,967,925
Series B 5.00% 1/1/37	3,000,000	3,547,170
Dallas Fort Worth International Airport, Texas
Series A 4.00% 11/1/34	2,500,000	2,858,775
Series A 4.00% 11/1/35	1,000,000	1,138,130
Florida Development Finance Corporation Surface
Transportation Facility Revenue
(Brightline Passenger Rail Project)
Series A-1 144A 6.75% 12/1/56 (AMT) #, ●	5,980,000	5,848,859
Georgia State Road & Tollway Authority Revenue
(Managed Lane System)
Series A 4.00% 7/15/46	2,500,000	2,883,400
Hillsborough County, Florida Port District
(Tampa Port Authority Project)
Series B 5.00% 6/1/28 (AMT)	375,000	442,301
Kansas City, Missouri Industrial Development
Authority Revenue
(Kansas City International Airport Terminal
Modernization Project)
Series D 5.00% 3/1/33 (AMT)	3,100,000	3,683,327
Lee County, Florida Airport Revenue
5.00% 10/1/33	4,305,000	4,764,559
Los Angeles, California Department of Airports
Series D 5.00% 5/15/34	4,750,000	6,091,400
Metropolitan Transportation Authority Revenue, New
York
Series G-1 0.05% 11/1/32 ●	3,200,000	3,200,000
Metropolitan Washington D.C. Airports Authority
Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Project)
Series B 4.00% 10/1/37	1,500,000	1,653,660

49

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Miami-Dade County, Florida Aviation Revenue
Series B 5.00% 10/1/37	5,700,000	$6,147,279
M-S-R Energy Authority, California Gas Revenue
(JFK International Air Terminal Project)
Series C 4.00% 12/1/41	730,000	790,320
New Jersey State Turnpike Authority Turnpike
Revenue
Series A 5.00% 1/1/33	1,770,000	2,035,571
Series E 5.00% 1/1/32	5,050,000	5,958,798
New Orleans, Louisiana Aviation Board
(North Terminal Project)
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,149,429
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,148,588
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	6,084,896
Series J 5.00% 1/1/32	5,000,000	5,326,400
Series K 5.00% 1/1/31	5,000,000	5,476,450
New York Transportation Development Special
Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project)
4.00% 10/1/30 (AMT)	1,950,000	2,136,400
5.00% 1/1/33 (AMT)	790,000	891,539
5.00% 10/1/35 (AMT)	1,125,000	1,315,474
(JFK International Air Terminal Project)
Series A 5.00% 12/1/33 (AMT)	1,000,000	1,168,780
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,167,220
Oklahoma State Turnpike Authority Revenue
Series A 5.00% 1/1/42	5,000,000	5,611,550
Pennsylvania State Turnpike Commission Revenue
Series A 5.00% 12/1/48	2,500,000	2,946,575
Series B 4.00% 12/1/51	1,200,000	1,329,432
Series B 4.00% 12/1/51 (BAM)	3,285,000	3,669,115
Series B 5.00% 12/1/45	5,000,000	5,568,900
Series C 5.00% 12/1/43	1,445,000	1,535,963
Subordinate Series A-1 5.00% 12/1/29	3,590,000	3,941,425
Philadelphia, Pennsylvania Airport Revenue
Series C 5.00% 7/1/29 (AMT)	365,000	433,565
Series C 5.00% 7/1/31 (AMT)	800,000	961,896
Series C 5.00% 7/1/32 (AMT)	845,000	1,013,476

50

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Phoenix, Arizona Civic Improvement Corporation
Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/33	3,355,000	$3,718,346
Series B 5.00% 7/1/49 (AMT)	10,900,000	12,570,752
Port Authority of Guam Revenue
(Governmental)
Series A 5.00% 7/1/48	1,750,000	1,979,232
Port Authority of New York & New Jersey
2.00% 10/1/34 (AMT)	1,160,000	1,080,737
5.00% 9/15/25 (AMT)	7,000,000	7,779,660
5.00% 10/15/29 (AMT)	3,105,000	3,461,516
(194th Series)
5.00% 10/15/32	2,500,000	2,795,450
Regional Transportation District, Colorado
(Denver Transit Partners Eagle P3 Project)
Series B 4.00% 7/15/34	1,250,000	1,402,662
Series B 5.00% 1/15/29	600,000	709,896
Series B 5.00% 7/15/30	700,000	847,840
Series B 5.00% 7/15/31	1,050,000	1,280,412
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/36 (AMT)	10,000,000	11,577,600
Series A 5.00% 7/1/38 (AMT)	5,000,000	5,777,050
Series A 5.00% 7/1/51 (AMT)	2,500,000	2,961,925
Series B 5.00% 7/1/31	500,000	580,560
Series B 5.00% 7/1/32	600,000	694,830
Series B 5.00% 7/1/33	1,000,000	1,158,390
San Diego, County Regional Airport Authority
Series B 4.00% 7/1/46 (AMT) (BAM)	2,260,000	2,481,051
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/24 (AMT)	180,000	191,682
Series B 5.00% 1/1/25 (AMT)	390,000	423,193
Series B 5.00% 1/1/30 (AMT)	230,000	261,706
Series B 5.00% 1/1/32 (AMT)	215,000	243,223
Series B 5.00% 1/1/33 (AMT)	705,000	795,797
Series B 5.00% 1/1/34 (AMT)	880,000	991,549
Series B 5.00% 1/1/35 (AMT)	675,000	759,766
Series B 5.00% 1/1/36 (AMT)	660,000	740,758
Series B 5.00% 1/1/37 (AMT)	430,000	481,376

51

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(NTE Mobility Partners Segments 3 LLC Segment
3A and 3B Facility)
7.00% 12/31/38 (AMT)	3,750,000	$4,075,275
Wayne County, Michigan Airport Authority
Series D 5.00% 12/1/45 (AGM)	6,300,000	7,038,675
		201,400,674
Water & Sewer Revenue Bonds – 2.00%
Broward County, Florida Water & Sewer Utility
Revenue
Series A 4.00% 10/1/47	2,975,000	3,405,364
City & County of Denver, Colorado Board of Water
Commissioners
Series A 5.00% 12/15/33	3,000,000	3,895,230
Dominion, Colorado Water & Sanitation District
5.25% 12/1/27	395,000	404,010
Great Lakes, Michigan Water Authority Water Supply
System Revenue
(Senior Lien Bond)
Series C 5.00% 7/1/31	3,000,000	3,452,400
Kansas City, Missouri Water Revenue
Series A 5.00% 12/1/33	1,200,000	1,548,108
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
(General Resolution Revenue Bonds)
Series EE 5.00% 6/15/39	5,000,000	5,618,950
Sacramento County Sanitation Districts Financing
Authority Revenue
Series A 5.00% 12/1/45	2,500,000	3,077,900
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,749,240
Series A 5.00% 5/15/33	2,250,000	2,620,192
		25,771,394
Total Municipal Bonds (cost $1,238,895,896)		1,283,190,548

Short-Term Investments – 2.29%
Variable Rate Demand Notes – 2.29%¤
Arizona Health Facilities Authority Revenue
(Banner Health) Series C 0.06% 1/1/46
(LOC - Bank Of America, N.A.)	2,850,000	2,850,000

52

	Principal
	amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
California Public Finance Authority Revenue
(Sharp Healthcare) Series C 0.06% 8/1/52 (LOC -
Barclays Bank)	3,600,000	$3,600,000
Colorado Health Facilities Authority Revenue
(Children's Hospital Colorado Project)
Series A 0.06% 12/1/52
(LOC - TD Bank N.A.)	1,500,000	1,500,000
Los Angeles Department of Water & Power System
Revenue
Subordinate Series B-3 0.03% 7/1/34 (SPA -
Barclays Bank)	900,000	900,000
Massachusetts Development Finance Agency
Revenue
(Boston university Issue) Series U-6E 0.06%
10/1/42
(LOC - TD Bank N.A.)	1,500,000	1,500,000
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.09%
11/15/48
(LOC – Wells Fargo Bank N.A.)	3,000,000	3,000,000
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Facilities Revenue
(Allina Health System) Series B-2 0.06% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	2,300,000	2,300,000
Mississippi Business Finance Corporation Gulf
Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project) Series A 0.08%
11/1/35	230,000	230,000
(Chevron USA Project) Series C 0.08% 12/1/30	135,000	135,000
New York City, New York
Fiscal 2012 Series G 0.07% 4/1/42 (LOC - Mizuho
Bank)	3,000,000	3,000,000
Fiscal 2015 Series F 0.01% 6/1/44 (SPA -
Barclays Bank)	2,700,000	2,700,000
Fiscal 2015 Series F 0.08% 6/1/44
(LOC – JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
Fiscal 2019 Series D 0.01% 12/1/47 (SPA -
Barclays Bank)	1,500,000	1,500,000
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
Fiscal 2014 Series AA 0.08% 6/15/50
(SPA – JPMorgan Chase Bank N.A.)	1,900,000	1,900,000

53

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
New York City, New York Transitional Finance
Authority Future Tax Secured
(Adjustable Rate Bonds)
Fiscal 2011 Subordinate Series A-4 0.01%
8/1/39 (SPA - Barclays Bank)	300,000	$300,000
Fiscal 2013 Subordinate Series A 0.08% 8/1/39
(SPA – JPMorgan Chase Bank N.A.)	1,440,000	1,440,000
Phoenix Industrial Development Authority
(Mayo Clinic) Series B 0.06% 11/15/52
(SPA - Northern Trust Company)	1,600,000	1,600,000
Total Short-Term Investments (cost $29,555,000)		29,555,000
Total Value of Securities–101.76%
(cost $1,268,450,896)		$1,312,745,548

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $83,930,364, which represents 6.51% of the Fund's net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

54

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
BB – Barclays Bank
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

55

Schedules of investments
Delaware National High-Yield Municipal Bond Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 99.33%
Corporate Revenue Bonds – 21.79%
Allegheny County, Pennsylvania Industrial
Development Authority Revenue
(Environmental Improvement - US Steel Corp.
Project)
5.75% 8/1/42 (AMT)	2,000,000	$2,022,240
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #	1,250,000	1,354,387
Series A 144A 7.75% 7/1/50 #	15,330,000	17,949,284
Buckeye, Ohio Tobacco Settlement Financing
Authority
(Asset-Backed Senior)
Series B-2 5.00% 6/1/55	48,040,000	52,334,295
(Senior)
Series A-2 3.00% 6/1/48	1,775,000	1,597,873
Calhoun County Navigation Industrial Development
Authority
(Max Midstream Texas, LLC Project)
Series A 144A 3.625% 7/1/26 (AMT) #	3,285,000	3,349,189
California County Tobacco Securitization Agency
Settlement Revenue
(Capital Appreciation Bond - Fresno County
Tobacco Funding Corporation)
0.83% 6/1/55 ^	100,000,000	7,984,000
California Pollution Control Financing Authority
Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #	1,600,000	1,360,000
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	3,150,000
Children's Trust Fund, Puerto Rico
(Asset-Backed)
Series B 0.485% 5/15/57 ^	3,420,000	188,511
District of Columbia Tobacco Settlement Financing
(Capital Appreciation-Asset-Backed)
Series D 0.122% 6/15/55 ^	250,000,000	22,072,500
Erie, New York Tobacco Asset Securitization
(Asset-Backed)
Series A 144A 1.536% 6/1/60 #, ^	192,305,000	11,155,613
Florida Development Finance Corporation Surface
Transportation Facility Revenue
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	14,040,000	15,138,209

56

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Florida Development Finance Corporation Surface
Transportation Facility Revenue
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.25% 1/1/49 (AMT) #, ●	4,000,000	$4,042,840
Series A 144A 6.50% 1/1/49 (AMT) #, ●	8,905,000	8,988,440
George L Smith II Georgia World Congress Center
Authority
(Convention Center Hotel First)
Series A 4.00% 1/1/54	4,000,000	4,089,040
(Convention Center Hotel Second)
Series B 144A 5.00% 1/1/54 #	5,000,000	5,099,200
Golden State Tobacco Securitization Settlement
Revenue
Series B-2 0.075% 6/1/66 ^	32,500,000	4,861,675
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project)
5.75% 10/1/49 (AMT)	10,250,000	11,817,738
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	3,212,940
(Special Facilities Continental Airlines, Inc.
Terminal Improvements Projects)
Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,010,780
(United Airlines Inc.)
5.00% 7/1/29 (AMT)	1,150,000	1,211,709
Idaho State Board of Correction
(Management & Training Corporation)
5.50% 8/1/29	4,145,294	4,166,683
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond)
144A 7.00% 3/1/39 (AMT) #	7,035,000	5,816,397
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Asset-Backed)
Series E 144A 0.967% 6/1/57 #, ^	351,610,000	23,378,549
Series F 144A 1.403% 6/1/57 #, ^	188,290,000	10,148,831
Main Street Natural Gas Project Revenue, Georgia
Series A 5.50% 9/15/23	40,000	42,470
Maine, Finance Authority Revenue
(Go Lab Madison, LLC Project)
144A 8.00% 12/1/51 (AMT) #	10,950,000	10,575,510

57

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development
Authority
(Commercial Metals Company Project)
144A 4.00% 10/15/47 (AMT) #	3,750,000	$3,890,325
Michigan Finance Authority Limited Obligation
Revenue
Series B-2 4.97% 6/1/65 ^	10,000,000	1,273,500
Monroe, New York Tobacco Asset Securitization
(4th Subordinate - Capital Appreciation -
Asset-Backed)
Series A 144A 0.186% 6/1/61 #, ^	487,500,000	22,298,250
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project)
144A 6.25% 12/15/37 (AMT) #	2,500,000	2,600,375
New Jersey Economic Development Authority Special
Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	4,098,400
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,363,828
New Jersey Tobacco Settlement Financing
Corporation
Series B 5.00% 6/1/46	4,440,000	4,947,581
New York City, New York Industrial Development
Agency
(Queens Baseball Stadium Project)
Series A 2.00% 1/1/38 (AGM)	500,000	428,545
New York Liberty Development Revenue
(Goldman Sachs Headquarters)
5.25% 10/1/35	360,000	469,717
New York Transportation Development
(American Airlines Inc. John F. Kennedy
International Airport Project)
5.375% 8/1/36 (AMT)	1,000,000	1,178,670
Pennsylvania Economic Development Financing
Authority
(National Gypsum)
5.50% 11/1/44 (AMT)	4,500,000	4,704,570
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines)
5.00% 4/1/30 (AMT)	2,000,000	2,067,260

58

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Public Authority for Colorado Energy Natural Gas
Revenue
Series 28 6.50% 11/15/38	2,000,000	$2,883,320
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	11,789,310
5.25% 12/1/27	2,235,000	2,605,339
5.25% 12/1/28	1,050,000	1,243,137
5.50% 12/1/29	765,000	931,403
Shoals, Indiana
(National Gypsum Co. Project)
7.25% 11/1/43 (AMT)	1,860,000	1,965,778
Southern Ohio Port Authority
(PureCycle Project)
Series A 144A 7.00% 12/1/42 (AMT) #	4,500,000	4,617,540
St. James Parish, Louisiana
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, ●	1,000,000	1,251,500
144A 6.35% 7/1/40 #	3,600,000	4,511,016
Series B 144A 6.10% 12/1/40 #, ●	1,630,000	2,039,945
Tennessee State Energy Acquisition Gas Revenue
Series C 5.00% 2/1/27	2,940,000	3,332,872
TSASC, New York
Series A 5.00% 6/1/41	705,000	785,264
Tulsa, Oklahoma Municipal Airports Improvement
Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,086,340
Valparaiso, Indiana
(Pratt Paper LLC Project)
7.00% 1/1/44 (AMT)	3,065,000	3,339,563
Virginia Tobacco Settlement Financing Corporation
Series B-1 5.00% 6/1/47	2,000,000	2,014,540
Series C 3.004% 6/1/47 ^	93,420,000	23,576,405
Series D 2.225% 6/1/47 ^	176,985,000	37,513,741
Washington Economic Development Finance
Authority Revenue
(Columbia Pulp I, LLC Project)
Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	3,120,000
		398,046,937

59

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds – 16.12%
Arizona Industrial Development Authority Revenue
(ACCEL Schools Project)
Series A 144A 5.25% 8/1/48 #	3,200,000	$3,478,880
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,205,000	1,395,944
144A 6.00% 7/1/47 #	4,735,000	5,423,090
(Basis Schools Projects)
Series A 144A 5.125% 7/1/37 #	750,000	832,575
(Empower College Prep Project)
144A 6.00% 7/1/49 #	1,000,000	1,070,500
(Kaizen Education Foundation Project)
144A 5.80% 7/1/52 #	4,000,000	4,461,800
(Pinecrest Academy Nevada-Horizon, Inspirada)
Series A 144A 5.75% 7/15/48 #	2,250,000	2,501,528
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,063,200
(Inwood Academy for Leadership Charter School
Project)
Series A 144A 5.125% 5/1/38 #	575,000	636,784
Series A 144A 5.50% 5/1/48 #	1,500,000	1,670,235
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,382,093
144A 5.75% 2/1/49 #	2,700,000	2,881,602
Burbank, Illinois
(Intercultural Montessori Language)
144A 6.25% 9/1/45 #	4,000,000	4,250,760
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	24,445,000	35,445,006
Series V-2 2.25% 4/1/51	3,975,000	3,392,185
California Municipal Finance Authority Revenue
(California Baptist University)
Series A 144A 5.50% 11/1/45 #	4,000,000	4,420,440
(Julian Charter School Project)
Series A 144A 5.625% 3/1/45 #	5,250,000	5,400,517
(Partnership Uplift Community Project)
Series A 5.25% 8/1/42	1,700,000	1,712,784
(Santa Rosa Academy Project)
Series A 6.00% 7/1/42	1,250,000	1,265,025
California Public Finance Authority
(Crossroads Christian School Project)
144A 5.00% 1/1/56 #	2,000,000	2,026,960

60

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	$643,968
Series A 144A 5.00% 8/1/40 #	605,000	663,292
(Encore Education Obligated Group)
Series A 144A 5.00% 6/1/52 #	1,000,000	889,040
(Escuela Popular Project)
144A 6.50% 7/1/50 #	2,500,000	2,719,625
(New Designs Charter School)
Series A 5.50% 6/1/42	1,750,000	1,760,063
(Sonoma County Junior College District Project)
Series A 4.00% 11/1/36	2,830,000	2,973,509
Series A 4.00% 11/1/55	2,500,000	2,556,275
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	1,075,490
Series A 6.00% 10/1/49	720,000	775,087
California Statewide Communities Development
Authority Charter School Revenue
(Green Dot Public Schools)
Series A 7.25% 8/1/41	1,915,000	1,922,832
California Statewide Communities Development
Authority Revenue
(Lancer Educational Student Housing Project)
Series A 144A 5.00% 6/1/46 #	1,500,000	1,638,120
Capital Trust Agency, Florida
(Pineapple Cove Classical Academy Inc. Project)
Series A 144A 5.375% 7/1/54 #	6,000,000	6,481,020
(River City Education Services Project)
Series A 5.375% 2/1/35	870,000	904,348
Series A 5.625% 2/1/45	1,500,000	1,557,570
(The Pepin Academies Inc. Project)
Series A 5.75% 7/1/55	2,625,000	2,763,075
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/58 #	8,000,000	8,834,240
Chester County, Pennsylvania Industrial Development
Authority Student Housing Revenue
(University Student Housing, LLC Project at West
Chester University of Pennsylvania)
Series A 5.00% 8/1/30	2,200,000	2,253,328

61

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority
Revenue
(Charter School - Community Leadership
Academy)
7.45% 8/1/48	2,000,000	$2,124,800
(Charter School - Loveland Classical School)
144A 5.00% 7/1/46 #	1,500,000	1,582,815
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/40 #	1,110,000	1,171,039
144A 5.00% 12/1/55 #	1,720,000	1,778,979
(Skyview Charter School)
144A 5.375% 7/1/44 #	500,000	522,150
Hawaii State Department of Budget & Finance
(Hawaii Pacific University)
Series A 6.875% 7/1/43	2,000,000	2,091,940
Henderson, Nevada Public Improvement Trust
(Touro College & University System)
Series A 5.50% 1/1/39	560,000	597,122
Series A 5.50% 1/1/44	2,000,000	2,124,180
Idaho Housing & Finance Association
(Compass Public Charter School)
Series A 144A 5.00% 7/1/54 #	860,000	925,558
(Idaho Arts Charter School)
144A 5.00% 12/1/36 #	710,000	773,794
(North Star Charter School)
Capital Appreciation Subordinate Series B
144A 4.88% 7/1/49 #, ^	2,888,155	738,992
Series A 6.75% 7/1/48	529,150	581,292
(Xavier Charter School Project)
Series A 5.00% 6/1/50	1,000,000	1,070,620
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project)
5.00% 12/1/47	2,965,000	3,287,651
Illinois Finance Authority Revenue
(Acero Charter Schools)
144A 4.00% 10/1/42 #	2,245,000	2,374,941
(Lake Forest College)
Series A 6.00% 10/1/48	1,000,000	1,011,420
(Rogers Park Montessori)
6.00% 2/1/34	675,000	706,968
6.125% 2/1/45	1,800,000	1,876,464

62

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Student Housing &
Academic Facility Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	3,640,000	$4,005,529
Kent County, Delaware Student Housing and Dining
Facilities Revenue
(Delaware State University Project)
Series A 5.00% 7/1/58	1,250,000	1,341,238
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation
Project)
8.00% 12/15/41	1,500,000	1,505,025
(Lincoln Preparatory School Project)
Series A 144A 5.25% 6/1/60 #	2,000,000	2,077,000
Macomb County, Michigan State Public School
Academy Revenue
(Academy Of Warren)
Series A 144A 5.50% 5/1/50 #	1,810,000	1,826,018
Macon-Bibb County, Georgia Urban Development
Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,864,934
Series A 144A 6.00% 6/15/52 #	1,530,000	1,703,655
Massachusetts Development Finance Agency
Revenue
Series V 5.00% 7/1/55	9,500,000	13,609,700
Miami-Dade County, Florida Industrial Development
Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,068,370
Series A 144A 6.00% 9/15/45 #	1,000,000	1,064,460
Michigan Finance Authority Limited Obligation
Revenue
(Landmark Academy Project)
5.00% 6/1/45	2,000,000	2,091,960
(Public School Academy Old Redford)
Series A 6.50% 12/1/40	900,000	900,837
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,723,126
Series A 144A 5.125% 12/15/45 #	2,515,000	2,686,196

63

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New Jersey State Higher Education Student
Assistance Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	$1,284,700
New York State Dormitory Authority
(Touro College & University System)
Series A 5.50% 1/1/44	2,875,000	3,066,935
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(1st Philadelphia Preparatory)
Series A 7.25% 6/15/43	1,230,000	1,359,261
(Green Woods Charter School Project)
Series A 5.75% 6/15/42	1,600,000	1,615,552
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,630,321
Phoenix, Arizona Industrial Development Authority
Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	4,294,960
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,148,140
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,010,740
5.625% 9/1/42	600,000	606,462
(Eagle College Preparatory Project)
Series A 5.00% 7/1/43	450,000	452,308
Pima County, Arizona Industrial Development
Authority Education Revenue
(American Leadership Academy Project)
144A 4.00% 6/15/51 #	4,000,000	4,007,520
144A 4.00% 6/15/57 #	500,000	502,030
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	525,595
144A 5.75% 5/1/50 #	2,530,000	2,663,382
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #	2,500,000	2,642,225
144A 5.00% 7/1/55 #	2,500,000	2,630,850
Pottsboro, Texas Higher Education Finance Authority
Revenue
Series A 5.00% 8/15/36	755,000	806,763
Series A 5.00% 8/15/46	1,000,000	1,053,320
Public Finance Authority Revenue, Wisconsin
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	2,553,247

64

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Public Finance Authority Revenue, Wisconsin
(Goodwill Industries of Southern Nevada Project)
Series A 5.75% 12/1/48	2,576,272	$2,541,853
(Minnesota College of Osteopathic Medicine)
Series A-1 144A 5.50% 12/1/48 #, ‡	125,528	62,764
Subordinate Series B 144A 7.75% 12/1/48 #, •	2,500,000	250,000
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	470,000	494,149
Series A 144A 5.00% 6/15/39 #	500,000	539,495
Series A 144A 5.00% 6/15/49 #	1,100,000	1,176,384
South Carolina Jobs-Economic Development
Authority Educational Facilities Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/36 #	1,000,000	1,029,490
Series A 144A 4.00% 6/1/46 #	1,150,000	1,167,744
Series A 144A 4.00% 6/1/56 #	1,530,000	1,543,403
(High Point Academy Project)
Series A 144A 5.75% 6/15/49 #	5,000,000	5,542,600
St. Paul, Minnesota Housing & Redevelopment
Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	2,560,000	2,631,347
University of Texas System Board of Regents
Series B 5.00% 8/15/49	25,425,000	36,385,209
University of Virginia
Series A 2.18% 11/1/51	10,000,000	8,590,600
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	1,074,310
Series A 144A 5.00% 6/15/50 #	2,200,000	2,333,430
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory)
144A 5.50% 3/1/45 #	3,460,000	3,720,192
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	2,008,420
Yonkers, New York Economic Development
Corporation Education Revenue
(Lamartine/Warburton LLC - Charter School of
Educational Excellence Project)
Series A 5.00% 10/15/54	465,000	504,795
		294,382,059

65

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds – 4.36%
Build NYC Resource, New York
(Brooklyn Navy Yard Cogeneration Partners, L.P.
Project)
144A 5.25% 12/31/33 (AMT) #	4,520,000	$4,727,965
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	8,615,000	8,884,219
Series A 5.05% 7/1/42 ‡	4,590,000	4,733,437
Series A 6.75% 7/1/36 ‡	1,500,000	1,589,985
Series AAA 5.25% 7/1/25 ‡	925,000	958,531
Series AAA 5.25% 7/1/26 ‡	1,030,000	1,067,338
Series AAA 5.25% 7/1/27 ‡	5,330,000	5,523,212
Series AAA 5.25% 7/1/28 ‡	1,205,000	1,248,681
Series CCC 5.25% 7/1/27 ‡	5,525,000	5,725,281
Series WW 5.00% 7/1/28 ‡	3,405,000	3,511,406
Series WW 5.25% 7/1/25 ‡	1,530,000	1,585,463
Series WW 5.25% 7/1/33 ‡	830,000	860,088
Series WW 5.50% 7/1/38 ‡	9,325,000	9,698,000
Series XX 4.75% 7/1/26 ‡	920,000	945,300
Series XX 5.25% 7/1/40 ‡	9,795,000	10,150,069
Series XX 5.75% 7/1/36 ‡	5,840,000	6,095,500
Series ZZ 4.75% 7/1/27 ‡	760,000	780,900
Series ZZ 5.25% 7/1/24 ‡	1,275,000	1,321,219
Series ZZ 5.25% 7/1/26 ‡	7,005,000	7,258,931
Salt River Project Agricultural Improvement & Power
District, Arizona
(Salt River Project)
Series A 5.00% 1/1/31	2,520,000	3,002,001
		79,667,526
Healthcare Revenue Bonds – 16.67%
Apple Valley, Minnesota
(Senior Living, LLC Project 2nd Tier)
Series B 5.00% 1/1/47	2,375,000	1,720,735
Series B 5.25% 1/1/37	420,000	347,722
(Senior Living, LLC Project 4th Tier)
Series D 7.25% 1/1/52	7,410,000	5,396,481
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC
Project 1st Tier)
Series A 5.00% 1/1/54	2,595,000	2,301,687

66

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC
Project 2nd Tier)
Series B 5.00% 1/1/49	975,000	$775,466
Series B 5.125% 1/1/54	1,130,000	900,814
(Great Lakes Senior Living Communities LLC
Project 3rd Tier)
Series C 144A 5.00% 1/1/49 #	1,000,000	727,540
(Great Lakes Senior Living Communities LLC
Project 4th Tier)
Series D 144A 7.25% 1/1/54 #	2,500,000	1,842,075
Berks County, Pennsylvania Industrial Development
Authority Revenue
(Tower Health Project)
5.00% 11/1/50	5,105,000	5,358,055
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project)
Series 2010 5.875% 7/1/30	80,000	80,238
Birmingham, Alabama Special Care Facilities
Financing Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,926,460
5.75% 6/1/35	1,500,000	1,570,455
5.75% 6/1/45	2,500,000	2,600,775
6.00% 6/1/50	2,650,000	2,774,921
California Educational Facilities Authority Revenue
(Stanford University)
Series V-2 5.00% 4/1/51	2,500,000	3,652,200
California Health Facilities Financing Authority
Revenue
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	4,870,000	6,768,667
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25%
1/1/45	1,295,000	1,196,774
(Goodwill Industry Sacramento Valley and Northern
Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	500,500
Series A 144A 6.875% 1/1/42 #	1,500,000	1,501,140
(Northbay Healthcare Group)
Series A 5.25% 11/1/47	500,000	562,550

67

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development
Authority Revenue
(Loma Linda University Medical Center)
Series A 144A 5.25% 12/1/56 #	4,500,000	$5,058,945
Series A 144A 5.50% 12/1/58 #	5,000,000	5,855,550
Camden County, New Jersey Improvement Authority
Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,050,000	2,127,121
Capital Trust Agency, Florida
(Elim Senior Housing Inc. Project)
144A 5.875% 8/1/52 #	2,500,000	2,201,350
Clackamas County, Oregon Hospital Facility Authority
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	1,069,860
Series A 5.375% 11/15/55	1,000,000	1,072,340
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge)
Series A 5.00% 5/15/58	500,000	506,215
(American Baptist)
8.00% 8/1/43	2,500,000	2,626,250
(Capella of Grand Junction Project)
144A 5.00% 12/1/54 #	1,985,000	1,834,894
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	500,000	526,710
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	714,390
Series A 144A 5.75% 12/1/35 #	1,150,000	1,086,232
Series A 144A 6.125% 12/1/45 #	1,200,000	1,127,844
Series A 144A 6.25% 12/1/50 #	560,000	528,226
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	4,000,000	4,618,600
5.50% 2/15/52	4,655,000	5,440,717
5.50% 2/15/57	6,365,000	7,422,927
Decatur, Texas Hospital Authority Revenue
(Wise Regional Health System)
Series C 4.00% 9/1/29	491,000	527,742
Series C 4.00% 9/1/34	987,000	1,090,309
Series C 4.00% 9/1/44	2,036,000	2,203,929

68

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority
Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	$763,293
5.25% 11/15/51	1,350,000	1,178,374
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	4,500,000
Hawaii State Department of Budget & Finance
Special Purpose Senior Living Revenue
(Kahala Nui)
5.25% 11/15/37	1,000,000	1,021,840
Hospital Facilities Authority of Multnomah County,
Oregon
(Mirabella at South Waterfront)
5.50% 10/1/49	2,400,000	2,518,584
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
Series A 5.00% 3/1/33	485,000	575,841
(Valley Vista Care Corporation)
Series A 5.00% 11/15/32	455,000	464,464
Illinois Finance Authority Revenue
(The Admiral at the Lake Project)
5.25% 5/15/42	900,000	914,238
5.25% 5/15/54	5,600,000	5,642,560
5.50% 5/15/54	375,000	382,087
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,285,300
Series A 144A 5.60% 1/1/56 #	2,630,000	2,346,618
Iowa Finance Authority
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	1,736,140
5.25% 8/1/55	2,500,000	2,499,875
Kalispell, Montana
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/47	1,400,000	1,478,428
Kentucky Economic Development Finance Authority
Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,324,724
5.75% 11/15/45	3,000,000	3,038,550
5.75% 11/15/50	1,600,000	1,616,272

69

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kentwood, Michigan Economic Development
Corporation Revenue
(Limited Obligation - Holland Home)
5.625% 11/15/41	1,250,000	$1,262,588
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights)
Series A 5.25% 5/15/50	5,000,000	5,257,050
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,703,300
Series A 5.75% 8/15/55	1,500,000	1,614,405
Louisiana Local Government Environmental Facilities
& Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	2,500,000	2,499,825
Series A 5.00% 1/1/55	2,635,000	2,593,024
Maricopa County, Arizona Industrial Development
Authority
(Christian Care Surprise Project)
Series 2016 144A 6.00% 1/1/48 #	5,645,000	4,986,454
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes)
5.50% 6/1/47	2,750,000	2,759,708
Montgomery County, Pennsylvania Industrial
Development Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,627,113
5.375% 1/1/50	6,250,000	6,543,937
Series A 5.375% 1/1/51	2,000,000	2,129,640
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation)
6.125% 7/1/50	8,500,000	8,965,120
National Finance Authority Revenue, New Hampshire
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,515,000	1,553,390
Series A 144A 5.625% 7/1/46 #	1,000,000	1,036,220
Series A 144A 5.75% 7/1/54 #	2,000,000	2,077,080
New Hope, Texas Cultural Education Facilities
Finance
(Buckingham Senior Living Community, Inc.
Project)
Series A-1 7.50% 11/15/37	120,000	113,863
70

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities
Finance
(Buckingham Senior Living Community, Inc.
Project)
Series A-2 7.50% 11/15/36	745,000	$716,533
Series B 2.00% 11/15/61 ●	3,000,000	1,710,390
(Cardinal Bay - Village on the Park)
Series A1 5.00% 7/1/46 ‡	660,000	501,600
Series A1 5.00% 7/1/51 ‡	1,575,000	1,197,000
Series B 4.00% 7/1/31	635,000	349,250
Series B 4.75% 7/1/51	1,915,000	1,053,250
Series C 5.00% 7/1/31	250,000	125,000
Series C 5.25% 7/1/36	350,000	175,000
Series C 5.75% 7/1/51	2,250,000	1,125,000
Series D 6.00% 7/1/26	90,000	40,500
Series D 7.00% 7/1/51	1,350,000	607,500
(Legacy Midtown Park Project)
Series A 5.50% 7/1/54	5,000,000	5,105,950
(Sanctuary LTC Project)
Series A-1 5.50% 1/1/57	8,830,000	8,589,118
New Jersey Economic Development Authority
(Black Horse EHT Urban Renewal LLC Project)
Series A 144A 5.00% 10/1/39 #	3,125,000	3,039,375
(Lions Gate Project)
5.25% 1/1/44	2,000,000	2,011,840
New Jersey Health Care Facilities Financing Authority
Revenue
(St. Peters University Hospital)
6.25% 7/1/35	2,700,000	2,707,857
New York State Dormitory Authority
(Garnet Health Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,214,103
Northampton County, Pennsylvania Industrial
Development Authority Revenue
(Morningstar Senior Living)
5.00% 7/1/36	2,000,000	2,011,780
5.00% 11/1/49	1,830,000	1,995,450
Orange County, New York Funding Corporation
Assisted Living Residence Revenue
6.50% 1/1/46	3,600,000	3,599,532

71

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Payne County, Oklahoma Economic Development
Authority
(Epworth Living at the Ranch)
Series A 7.00% 11/1/51 ‡	961,600	$2,404
Pennsylvania Economic Development Financing
Authority
(Tapestry Moon Senior Housing Project)
Series 2018A 144A 6.75% 12/1/53 #, ‡	10,495,000	4,198,000
Prince George's County, Maryland
(Collington Episcopal Life Care Community)
5.25% 4/1/47	2,000,000	2,065,520
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	1,026,883
Series A 144A 5.125% 6/1/48 #	1,375,000	1,461,281
Rochester, Minnesota
(The Homestead at Rochester)
Series A 6.875% 12/1/48	2,500,000	2,612,600
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor)
6.00% 5/15/47	1,500,000	1,516,515
Seminole County, Florida Industrial Development
Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	2,000,000	2,136,880
Series A 5.75% 11/15/54	6,000,000	6,465,540
Shelby County, Tennessee Health Educational &
Housing Facilities Board Revenue
(The Farms at Bailey Station Project)
5.75% 10/1/59	3,670,000	3,769,494
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	836,717
5.50% 12/1/43	1,250,000	1,323,900
St. Louis County, Missouri Industrial Development
Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	626,238
Series A 5.125% 8/15/45	1,800,000	1,861,956

72

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tarrant County, Texas Cultural Education Facilities
Finance
(Buckner Senior Living - Ventana Project)
6.75% 11/15/47	2,250,000	$2,468,092
6.75% 11/15/52	3,300,000	3,611,916
Tempe, Arizona Industrial Development Authority
Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	2,278,162
Series A 144A 6.125% 10/1/52 #	2,570,000	2,716,824
University of North Carolina Board of Governors
5.00% 2/1/49	19,355,000	26,768,352
Washington State Housing Finance Commission
(Heron's Key)
Series A 144A 7.00% 7/1/45 #	1,000,000	1,087,720
Series A 144A 7.00% 7/1/50 #	3,625,000	3,937,113
Westchester County, New York Local Development
(Purchase Senior Learning Community, Inc.
Project)
Series A 144A 5.00% 7/1/56 #	4,250,000	4,380,773
Westminster, Maryland
(Lutheran Village Millers Grant)
Series A 5.00% 7/1/24	910,000	946,900
Series A 6.00% 7/1/34	1,000,000	1,068,850
Series A 6.125% 7/1/39	750,000	801,113
Series A 6.25% 7/1/44	2,500,000	2,669,775
Wisconsin Health & Educational Facilities Authority
(Covenant Communities Project)
Series B 5.00% 7/1/48	1,000,000	885,230
Series B 5.00% 7/1/53	945,000	816,877
Series C 7.00% 7/1/43	1,000,000	662,050
Series C 7.50% 7/1/53	1,000,000	670,640
(St. Camillus Health System)
Series A 5.00% 11/1/46	2,000,000	2,149,240
Series A 5.00% 11/1/54	2,500,000	2,676,500
Wisconsin Public Finance Authority
(Rose Villa Project)
Series A 144A 5.75% 11/15/44 #	2,000,000	2,105,980
Yamhill County Hospital Authority
(Friendsview)
Series A 5.00% 11/15/51	100,000	111,329

73

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Yamhill County Hospital Authority
(Friendsview)
Series A 5.00% 11/15/56	1,500,000	$1,658,460
		304,407,163
Housing Revenue Bond – 0.04%
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	791,003
		791,003
Lease Revenue Bonds – 2.91%
California Statewide Communities Development
Authority Revenue
(Lancer Plaza Project)
5.875% 11/1/43	1,875,000	1,980,263
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	1,015,110
5.375% 2/1/41	1,300,000	1,326,975
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/52	6,980,000	7,311,829
Series A 5.00% 6/15/50	4,135,000	4,602,627
Series A 5.00% 6/15/57	3,975,000	4,350,002
New Jersey Transportation Trust Fund Authority
Series AA 4.00% 6/15/50	2,945,000	3,151,032
(Federal Highway Reimbursement Revenue)
Series A 5.00% 6/15/31	5,450,000	6,170,163
(Transportation Program)
Series AA 5.00% 6/15/25	1,000,000	1,105,020
Series AA 5.00% 6/15/44	2,900,000	3,102,768
New York Liberty Development Revenue
(4 World Trade Center Project)
Series A 3.00% 11/15/51	5,750,000	5,517,987
(Class 3-3 World Trade Center Project)
144A 7.25% 11/15/44 #	8,000,000	8,622,960
Phoenix, Arizona Civic Improvement
(Junior Lien)
Series A 5.00% 7/1/45	4,000,000	4,961,400
		53,218,136
Local General Obligation Bonds – 1.81%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,500,841

74

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois
Series 2005D 5.50% 1/1/40	3,000,000	$3,288,540
Series 2007E 5.50% 1/1/42	1,900,000	2,078,885
Series 2007F 5.50% 1/1/42	1,250,000	1,371,825
Series A 5.50% 1/1/49	770,000	886,786
Series C 5.00% 1/1/26	500,000	553,050
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	3,060,300
Series G 5.00% 12/1/44	2,545,000	2,823,627
Series H 5.00% 12/1/46	4,225,000	4,679,187
Maricopa County, Arizona Special Health Care District
Series D 4.00% 7/1/35	3,000,000	3,466,080
Mida Golf and Equestrian Center Public Infrastructure
District
144A 4.50% 6/1/51 #	4,835,000	4,438,675
144A 4.625% 6/1/57 #	4,190,000	3,827,774
		32,975,570
Pre-Refunded/Escrowed to Maturity Bonds – 2.56%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,060,400
Series A 8.00% 10/1/46	1,500,000	1,590,600
Blythe Township, Pennsylvania Solid Waste Authority
Revenue
7.75% 12/1/37-27 (AMT) §	2,900,000	3,748,598
District of Columbia Revenue
(KIPP Charter School)
6.00% 7/1/48-23 §	1,450,000	1,544,931
East Hempfield Township, Pennsylvania Industrial
Development Authority
(Student Services Income - Student Housing
Project)
5.00% 7/1/30-23 §	1,000,000	1,051,880
Florida Development Finance
(UF Health - Jacksonville Project)
Series A 6.00% 2/1/33-23 §	490,000	523,188
Foothill-Eastern Transportation Corridor Agency,
California
Series A 6.00% 1/15/49-24 §	7,690,000	8,372,334
Kanawha, West Virginia
(West Virginia University Foundation Project)
6.75% 7/1/45-23 §	2,500,000	2,683,200

75

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Kentucky Public Transportation Infrastructure
Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49-23 §	1,800,000	$1,911,168
Series A 6.00% 7/1/53-23 §	1,290,000	1,373,566
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31-24 #, §	2,940,000	3,273,543
New Jersey Economic Development Authority Special
Facility Revenue
Series WW 5.25% 6/15/30-25 §	5,000,000	5,628,250
New Jersey Health Care Facilities Financing Authority
Revenue
(Barnabas Health Services)
Series A 4.00% 7/1/26-22 §	980,000	990,898
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	425,000	440,266
Series A 7.50% 6/1/49	2,920,000	3,026,667
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(New Foundation Charter School Project)
6.625% 12/15/41-22 §	1,000,000	1,044,940
Pima County, Arizona Industrial Development
Authority Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	1,630,000	1,650,082
144A 5.00% 6/15/52 #	1,400,000	1,417,248
Riverside County, California Transportation Senior
Lien
Series A 5.75% 6/1/48-23 §	1,000,000	1,059,650
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23 §	1,420,000	1,557,967
7.125% 11/1/43-23 §	2,500,000	2,742,900
		46,692,276
Resource Recovery Revenue Bonds – 0.51%
South Carolina Jobs-Economic Development
Authority Educational Facilities Revenue
(Last Step Recycling Project)
Series A 144A 6.50% 6/1/51 (AMT) #	1,500,000	1,448,505

76

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds (continued)
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project)
144A 6.75% 12/1/41 (AMT) #	7,800,000	$7,861,776
		9,310,281
Special Tax Revenue Bonds – 14.49%
Celebration Pointe, Florida Community Development
District No 1
5.125% 5/1/45	1,915,000	1,993,017
Cherry Hill, Virginia Community Development
Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,043,950
144A 5.40% 3/1/45 #	2,000,000	2,084,660
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	5,200,000	5,344,768
CPR Custodial Receipt
(Taxable)
Series 2021-1 144A 0.649% 1/1/45 #	15,000,000	14,643,600
Detroit, Michigan
(Taxable)
Series A 4.813% 6/15/20 ‡	6,734,474	5,774,811
Series B 0.543% 6/15/34 ‡	7,085,031	5,792,013
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland)
Series A 5.50% 11/1/44	3,750,000	3,845,812
GDB Debt Recovery Authority of Puerto Rico
(Taxable)
7.50% 8/20/40	72,464,118	68,116,271
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project)
Series A 5.00% 1/1/56	2,000,000	2,076,260
Guam Government Business Privilege Tax Revenue
Series F 4.00% 1/1/42	2,500,000	2,678,600
Henderson, Nevada Local Improvement Districts
(Black Mountain Ranch)
3.00% 9/1/36	300,000	274,485
3.50% 9/1/45	720,000	665,086
4.00% 9/1/51	500,000	501,175
Hickory Chase Community Authority Revenue, Ohio
(Hickory Chase Project)
Senior Series A 144A 5.00% 12/1/40 #	1,390,000	1,446,448

77

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Juban Crossing Economic Development District,
Louisiana
(General Infrastructure Projects)
Series C 144A 7.00% 9/15/44 #	3,115,000	$3,121,573
(Road Projects)
Series A 144A 7.00% 9/15/44 #	1,910,000	1,914,030
Midtown Miami, Florida Community Development
District
(Parking Garage Project)
Series A 5.00% 5/1/37	500,000	510,200
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	1,025,870
Series A 5.50% 8/1/35	1,300,000	1,330,862
Northampton County, Pennsylvania Industrial
Development Authority
(Route 33 Project)
7.00% 7/1/32	2,155,000	2,262,728
Prairie Center Metropolitan District No 3, Colorado
Series A 144A 5.00% 12/15/41 #	2,000,000	2,090,280
Public Finance Authority Revenue, Wisconsin
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	5,065,000	5,317,490
(Mclemore Hotel & Conference Center)
Series B 144A 6.50% 6/1/56 #	1,000,000	961,280
(Mclemore Hotel And Conference Center)
Series A 144A 4.50% 6/1/56 #	13,000,000	12,239,370
Puerto Rico Infrastructure Financing Authority
Series B 5.00% 7/1/21 ‡	1,605,000	828,581
Series B 5.00% 7/1/26 ‡	735,000	381,281
Series B 5.00% 7/1/31 ‡	825,000	427,969
Series B 5.00% 7/1/37 ‡	880,000	456,500
Series B 5.00% 7/1/41 ‡	3,130,000	1,623,687
Series B 5.00% 7/1/46 ‡	12,825,000	6,652,969
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation-Restructured)
Series A-1 4.579% 7/1/46 ^	26,214,000	8,515,880
(Restructured)
Series A-1 4.75% 7/1/53	36,641,000	40,522,748
Series A-1 4.911% 7/1/51 ^	19,596,000	4,612,506
Series A-1 5.00% 7/1/58	34,632,000	38,838,056
Series A-2 4.784% 7/1/58	3,610,000	3,992,588

78

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Richmond Heights, Missouri Tax Increment &
Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project)
5.625% 11/1/25	855,000	$855,274
St. Louis County, Missouri Industrial Development
Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	1,059,303
Series A 144A 5.25% 9/1/45 #	3,540,000	3,568,780
St. Louis, Missouri Industrial Development Authority
Tax Increment Revenue Improvement
(Grand Center Redevelopment Project)
6.375% 12/1/25	505,000	505,657
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax Vacation Village Project)
Series A 6.00% 9/1/35	4,690,000	4,694,362
		264,590,780
State General Obligation Bonds – 13.80%
California State
4.00% 3/1/36	7,475,000	8,556,259
(Various Purpose)
4.00% 3/1/37	2,340,000	2,675,462
4.00% 10/1/41	2,500,000	2,859,200
5.00% 8/1/27	5,000,000	5,753,150
5.00% 10/1/28	5,000,000	6,057,900
5.00% 10/1/41	5,000,000	6,276,550
Commonwealth of Massachusetts
Series B 5.00% 1/1/32	5,000,000	5,921,100
Series D 4.00% 11/1/35	5,000,000	5,801,650
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	200,000	178,000
(Custodial Receipts)
Series A 144A 0.01% 6/1/22 #	4,450,000	4,416,625
Series A 144A 5.25% 6/1/22 #	5,675,000	5,753,031
Series A 144A 5.50% 6/1/22 #	4,940,000	5,032,625
(Public Improvement)
Series A 5.00% 7/1/23 ‡	4,570,000	4,552,862
Series A 5.00% 7/1/41 ‡	4,525,000	4,129,063
Series A 5.125% 7/1/37 ‡	15,070,000	14,052,775
Series A 5.25% 7/1/22 ‡	1,830,000	1,839,150

79

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.25% 7/1/29 ‡	4,460,000	$4,487,875
Series A 5.25% 7/1/30 ‡	1,955,000	1,967,219
Series A 5.25% 7/1/31 ‡	6,980,000	7,093,425
Series A 5.375% 7/1/33 ‡	900,000	898,866
Series A 5.50% 7/1/26 ‡	5,000,000	4,750,000
Series A 5.50% 7/1/26 ‡	16,160,000	15,372,200
Series A 5.50% 7/1/32 ‡	9,620,000	9,571,900
Series A 5.50% 7/1/39 ‡	5,165,000	4,906,750
Series A 5.75% 7/1/28 ‡	5,580,000	5,321,925
Series A 5.75% 7/1/41 ‡	16,750,000	16,624,375
Series A 6.00% 7/1/38 ‡	4,520,000	4,593,450
Series A 8.00% 7/1/35 ‡	30,995,000	27,934,244
Series B 5.75% 7/1/38 ‡	4,500,000	4,438,080
Series C 6.00% 7/1/39 ‡	1,000	975
Series C 6.00% 7/1/39 ‡	9,485,000	9,437,575
Series D 6.00% 7/1/29 ‡	2,000,000	2,030,000
(Various Custodial Receipts)
Series PIB 144A 4.018% 6/1/22 #	5,000,000	4,962,500
Illinois State
5.00% 1/1/28	1,190,000	1,322,376
5.00% 5/1/36	1,710,000	1,817,302
5.00% 11/1/36	2,245,000	2,504,163
5.00% 2/1/39	2,180,000	2,298,679
5.125% 12/1/29	1,310,000	1,503,932
5.50% 5/1/39	6,000,000	7,166,580
Series A 5.00% 10/1/30	2,000,000	2,309,440
Series A 5.00% 12/1/34	2,625,000	2,959,136
Series A 5.00% 4/1/38	2,805,000	2,909,206
Series B 4.00% 11/1/35	2,000,000	2,150,820
Series D 5.00% 11/1/28	4,700,000	5,385,166
New Jersey State
Series A 4.00% 6/1/31	2,080,000	2,406,373
Ohio State
(Infrastructure Improvement)
Series A 5.00% 9/1/32	5,000,000	6,044,150
Washington State
(Various Purpose)
Series C 5.00% 2/1/28	2,500,000	2,993,225
		252,017,309

80

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 2.37%
Florida development Finance Corporation Revenue
(Brightline Florida Passenger Rail Expansion
Project)
Series A-1 144A 6.75% 12/1/56 (AMT) #, •	5,000,000	$4,890,350
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,072,240
New York Transportation Development
(Delta Airlines Inc. LaGuardia Airport Terminals C &
D Redevelopment Project)
4.375% 10/1/45 (AMT)	10,200,000	10,933,992
5.00% 10/1/40 (AMT)	3,400,000	3,921,866
Phoenix, Arizona Civic Improvement
(Junior Lien)
Series A 5.00% 7/1/40	30,000	33,177
Port Beaumont, Texas Navigation District Dock &
Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project)
Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,497,493
San Diego County, California Regional Airport
Authority
Series B 4.00% 7/1/56 (AMT)	3,000,000	3,224,340
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	1,110,000	1,236,218
Series B 5.00% 1/1/48 (AMT)	2,000,000	2,208,660
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment
3C Project)
5.00% 6/30/58 (AMT)	6,500,000	7,431,905
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,062,296
7.00% 12/31/38 (AMT)	1,335,000	1,450,798
Virginia Small Business Financing Authority
(Transform 66 P3 Project)
5.00% 12/31/56 (AMT)	2,975,000	3,397,539
		43,360,874
Water & Sewer Revenue Bonds – 1.90%
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	207,067
5.00% 11/1/28	30,000	34,409

81

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Dominion, Colorado Water & Sanitation District
Revenue
6.00% 12/1/46	3,865,000	$3,952,117
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants)
Series A 5.50% 10/1/53 (AGM)	2,500,000	2,710,950
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	14,000,000	15,784,300
Series D 7.00% 10/1/51	5,000,000	5,677,050
Texas Water Development Board
(Master Trust)
Series B 5.00% 4/15/31	5,240,000	6,377,447
		34,743,340
Total Municipal Bonds (cost $1,720,825,172)		$1,814,203,254

	Principal
	amount
Short-Term Investments – 0.48%
Variable Rate Demand Notes – 0.48%¤
Los Angeles, California Department of Water & Power
System Revenue
Subordinate Series B-3 0.03% 7/1/34 (SPA -
Barclays Bank)	5,500,000	5,500,000
Mississippi Business Finance Corporation Gulf
Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project)
Series A 0.08% 11/1/35	600,000	600,000
Series F 0.08% 12/1/30	400,000	400,000
Series L 0.08% 11/1/35	680,000	680,000
New York City
Subordinate Series F-5 0.01% 6/1/44 (SPA -
Barclays Bank)	900,000	900,000
Oregon State Facilities Authority Revenue
(PeaceHealth) Series B 0.09% 8/1/34
(LOC - TD Bank N.A.)	600,000	600,000
Total Short-Term Investments (cost $8,680,000)		8,680,000
Total Value of Securities—99.81%
(cost $1,729,505,172)		$1,822,883,254

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

82

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $477,351,281, which represents 26.14% of the Fund's net assets. See Note 8 in “Notes to financial statements.”

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
KIPP – Knowledge is Power Program
L.P. – Limited Partnership
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

83

Statements of assets and liabilities	February 28, 2022 (Unaudited)

			Delaware
	Delaware	Delaware	National High-Yield
	Tax-Free	Tax-Free USA	Municipal Bond
	USA Fund	Intermediate Fund	Fund
Assets:
Investments, at value*	$1,054,494,777	$1,312,745,548	$1,822,883,254
Cash	3,641,099	—	656,455
Receivable for securities sold	18,259,594	5,622,220	3,018,832
Interest receivable	8,979,515	11,313,597	15,213,876
Receivable for fund shares sold	4,316,366	7,397,303	10,728,822
Other assets	7,206	8,545	12,692
Total Assets	1,089,698,557	1,337,087,213	1,852,513,931
Liabilities:
Due to custodian	—	284,765	—
Payable for securities purchased	43,554,630	41,330,662	14,151,653
Payable for fund shares redeemed	4,295,688	4,462,989	10,076,380
Investment management fees
payable to affiliates	303,694	334,824	613,799
Other accrued expenses	168,441	185,716	344,929
Distribution fees payable to affiliates	158,549	106,992	93,261
Distribution payable	156,286	346,518	781,943
Audit and tax fees payable	20,547	20,547	20,547
Dividend disbursing and transfer
agent fees and expenses payable
to affiliates	7,293	8,795	12,734
Accounting and administration
expenses payable to affiliates	2,807	3,323	4,673
Trustees’ fees and expenses
payable to affiliates	2,747	3,235	4,771
Legal fees payable to affiliates	1,793	2,083	2,852
Reports and statements to
shareholders expenses payable to
affiliates	753	932	1,324
Total Liabilities	48,673,228	47,091,381	26,108,866
Total Net Assets	$1,041,025,329	$1,289,995,832	$1,826,405,065

Net Assets Consist of:
Paid-in capital	$989,157,837	$1,251,772,694	$1,735,217,745
Total distributable earnings (loss)	51,867,492	38,223,138	91,187,320
Total Net Assets	$1,041,025,329	$1,289,995,832	$1,826,405,065

84

			Delaware
	Delaware	Delaware	National High-Yield
	Tax-Free	Tax-Free USA	Municipal Bond
	USA Fund	Intermediate Fund	Fund
Net Asset Value
Class A:
Net assets	$779,500,462	$520,292,480	$260,412,807
Shares of beneficial interest
outstanding, unlimited authorization,
no par	66,144,114	43,213,891	22,591,286
Net asset value per share	$11.78	$12.04	$11.53
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net
asset value per share / (1 - sales
charge)	$12.34	$12.38	$12.07
Class C:
Net assets	$10,272,070	$7,888,192	$54,617,066
Shares of beneficial interest
outstanding, unlimited authorization,
no par	871,443	655,775	4,719,415
Net asset value per share	$11.79	$12.03	$11.57
Institutional Class:
Net assets	$251,252,797	$761,815,160	$1,511,375,192
Shares of beneficial interest
outstanding, unlimited authorization,
no par	21,148,544	62,677,985	129,914,851
Net asset value per share	$11.88	$12.15	$11.63
____________________
* Investments, at cost	$1,005,671,191	$1,268,450,896	$1,729,505,172

See accompanying notes, which are an integral part of the financial statements.

85

Statements of operations

Six months ended February 28, 2022 (Unaudited)

			Delaware
	Delaware	Delaware	National High-Yield
	Tax-Free	Tax-Free USA	Municipal Bond
	USA Fund	Intermediate Fund	Fund
Investment Income:
Interest	$17,191,489	$19,321,092	$38,021,747
Expenses:
Management fees	2,838,020	2,962,806	4,396,815
Distribution expenses – Class A	1,067,261	680,390	315,841
Distribution expenses – Class C	51,478	38,568	284,657
Dividend disbursing and transfer
agent fees and expenses	439,343	458,547	721,573
Accounting and administration
expenses	111,871	123,300	167,354
Registration fees	39,265	47,257	60,447
Legal fees	39,213	40,362	59,242
Reports and statements to
shareholders expenses	36,004	36,707	53,478
Audit and tax fees	20,547	20,547	20,547
Custodian fees	17,710	19,360	25,441
Trustees’ fees and expenses	14,224	15,726	23,142
Other	39,237	45,221	50,997
	4,714,173	4,488,791	6,179,534
Less expenses waived	(542,832)	(685,045)	(214,384)
Less waived distribution
expenses –Class A	—	(181,110)	—
Less expenses paid indirectly	(304)	(263)	(52)
Total operating expenses	4,171,037	3,622,373	5,965,098
Net Investment Income	13,020,452	15,698,719	32,056,649
Net Realized and Unrealized Gain
(Loss):
Net realized gain (loss) on
investments	4,994,564	(2,920,191)	(3,567,402)
Net change in unrealized
appreciation (depreciation) of
investments	(59,434,331)	(56,855,000)	(73,152,502)
Net Realized and Unrealized Loss	(54,439,767)	(59,775,191)	(76,719,904)
Net Decrease in Net Assets
Resulting from Operations	$(41,419,315)	$(44,076,472)	$(44,663,255)

See accompanying notes, which are an integral part of the financial statements.

86

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Six months
	ended	Year ended
	2/28/22
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$13,020,452	$27,277,440
Net realized gain	4,994,564	14,002,171
Net change in unrealized appreciation (depreciation)	(59,434,331)	36,359,907
Net increase (decrease) in net assets resulting from
operations	(41,419,315)	77,639,518

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(21,381,112)	(25,318,469)
Class C	(225,570)	(280,251)
Institutional Class	(5,996,250)	(6,065,860)
	(27,602,932)	(31,664,580)

Capital Share Transactions:
Proceeds from shares sold:
Class A	147,921,441	235,612,013
Class C	2,773,912	3,297,954
Institutional Class	83,968,479	109,204,466
Net assets from merger:[1]
Class A	—	328,299,539
Institutional Class	—	5,996,641
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	20,107,004	23,552,498
Class C	221,515	270,943
Institutional Class	5,496,264	5,567,596
	260,488,615	711,801,650

87

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Six months
	ended	Year ended
	2/28/22
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(279,730,402)	$(159,410,262)
Class C	(1,897,807)	(5,008,138)
Institutional Class	(32,147,608)	(55,273,658)
	(313,775,817)	(219,692,058)
Increase (decrease) in net assets derived from capital
share transactions	(53,287,202)	492,109,592
Net Increase (Decrease) in Net Assets	(122,309,449)	538,084,530
Net Assets:
Beginning of period	1,163,334,778	625,250,248
End of period	$1,041,025,329	$1,163,334,778

[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

88

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Six months
	ended	Year ended
	2/28/22
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$15,698,719	$26,916,399
Net realized gain (loss)	(2,920,191)	3,589,481
Net change in unrealized appreciation (depreciation)	(56,855,000)	23,578,495
Net increase (decrease) in net assets resulting from
operations	(44,076,472)	54,084,375

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(6,660,425)	(11,854,316)
Class C	(62,826)	(178,774)
Institutional Class	(8,975,882)	(14,883,309)
	(15,699,133)	(26,916,399)

Capital Share Transactions:
Proceeds from shares sold:
Class A	20,535,439	36,876,504
Class C	1,989,885	1,380,348
Institutional Class	231,701,625	234,730,547
Net assets from merger:[1]
Class A	—	470,834,974
Institutional Class	—	18,475,967
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	5,800,162	10,426,299
Class C	61,749	173,341
Institutional Class	7,885,470	12,629,448
	267,974,330	785,527,428

89

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Six months
	ended	Year ended
	2/28/22
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(45,055,405)	$(71,110,681)
Class C	(1,283,312)	(6,225,744)
Institutional Class	(93,477,333)	(85,471,965)
	(139,816,050)	(162,808,390)
Increase in net assets derived from capital share
transactions	128,158,280	622,719,038
Net Increase in Net Assets	68,382,675	649,887,014
Net Assets:
Beginning of period	1,221,613,157	571,726,143
End of period	$1,289,995,832	$1,221,613,157

[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

90

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Six months
	ended	Year ended
	2/28/22
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$32,056,649	$58,879,265
Net realized gain (loss)	(3,567,402)	3,569,420
Net change in unrealized appreciation (depreciation)	(73,152,502)	113,554,681
Net increase (decrease) in net assets resulting from
operations	(44,663,255)	176,003,366

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,708,480)	(7,978,592)
Class C	(848,854)	(1,879,208)
Institutional Class	(29,423,757)	(50,482,911)
	(34,981,091)	(60,340,711)

Capital Share Transactions:
Proceeds from shares sold:
Class A	51,540,032	74,301,021
Class C	6,230,445	9,587,231
Institutional Class	293,437,089	415,992,713
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	4,300,826	7,109,227
Class C	807,973	1,805,203
Institutional Class	24,309,241	41,321,516
	380,625,606	550,116,911

91

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Six months
	ended	Year ended
	2/28/22
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(31,586,496)	$(31,938,137)
Class C	(8,238,527)	(26,908,717)
Institutional Class	(193,521,772)	(194,917,161)
	(233,346,795)	(253,764,015)
Increase in net assets derived from capital share
transactions	147,278,811	296,352,896
Net Increase in Net Assets	67,634,465	412,015,551
Net Assets:
Beginning of period	1,758,770,600	1,346,755,049
End of period	$1,826,405,065	$1,758,770,600

See accompanying notes, which are an integral part of the financial statements.

92

Financial highlights
Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

94

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.56	$11.94	$11.96	$11.44	$11.70	$12.22

0.14	0.36	0.38	0.41	0.42	0.43
(0.61)	0.70	0.01	0.52	(0.26)	(0.40)
(0.47)	1.06	0.39	0.93	0.16	0.03

(0.14)	(0.36)	(0.38)	(0.41)	(0.42)	(0.43)
(0.17)	(0.08)	(0.03)	— [3]	—	(0.12)
—	—	—	—	—	—
(0.31)	(0.44)	(0.41)	(0.41)	(0.42)	(0.55)

$11.78	$12.56	$11.94	$11.96	$11.44	$11.70

(3.79% )	9.03%	3.44%	8.35%	1.44%	0.41%

$779,500	$944,054	$478,671	$472,153	$481,117	$415,314
0.81%	0.82%	0.81%	0.81%	0.81%	0.81%
0.91%	0.92%	0.95%	0.95%	0.96%	0.96%
2.33%	2.84%	3.24%	3.55%	3.66%	3.71%
2.23%	2.74%	3.10%	3.41%	3.51%	3.56%
22%	40%	77%	43%	42%	33%

95

Financial highlights
Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

96

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.56	$11.94	$11.96	$11.44	$11.70	$12.22

0.10	0.26	0.29	0.32	0.34	0.34
(0.60)	0.70	0.01	0.52	(0.26)	(0.40)
(0.50)	0.96	0.30	0.84	0.08	(0.06)

(0.10)	(0.26)	(0.29)	(0.32)	(0.34)	(0.34)
(0.17)	(0.08)	(0.03)	— [3]	—	(0.12)
(0.27)	(0.34)	(0.32)	(0.32)	(0.34)	(0.46)

$11.79	$12.56	$11.94	$11.96	$11.44	$11.70

(4.07% )	8.22%	2.66%	7.55%	0.68%	(0.35% )

$10,272	$9,834	$10,778	$16,051	$18,808	$27,397
1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
1.66%	1.67%	1.70%	1.70%	1.71%	1.71%
1.58%	2.09%	2.49%	2.80%	2.91%	2.96%
1.48%	2.00%	2.35%	2.66%	2.76%	2.81%
22%	40%	77%	43%	42%	33%

97

Financial highlights
Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

98

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.66	$12.03	$12.05	$11.52	$11.79	$12.31

0.16	0.39	0.41	0.44	0.45	0.46
(0.61)	0.71	0.01	0.53	(0.27)	(0.40)
(0.45)	1.10	0.42	0.97	0.18	0.06

(0.16)	(0.39)	(0.41)	(0.44)	(0.45)	(0.46)
(0.17)	(0.08)	(0.03)	— [3]	—	(0.12)
(0.33)	(0.47)	(0.44)	(0.44)	(0.45)	(0.58)

$11.88	$12.66	$12.03	$12.05	$11.52	$11.79

(3.63% )	9.34%	3.70%	8.68%	1.61%	0.68%

$251,253	$209,447	$135,801	$134,112	$77,396	$62,872
0.56%	0.57%	0.56%	0.56%	0.56%	0.56%
0.66%	0.67%	0.70%	0.70%	0.71%	0.71%
2.58%	3.09%	3.49%	3.80%	3.91%	3.96%
2.48%	3.00%	3.35%	3.66%	3.76%	3.81%
22%	40%	77%	43%	42%	33%

99

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

100

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.63	$12.26	$12.28	$11.76	$12.06	$12.38

0.15	0.33	0.35	0.37	0.37	0.35
(0.59)	0.37	(0.02)	0.52	(0.30)	(0.32)
(0.44)	0.70	0.33	0.89	0.07	0.03

(0.15)	(0.33)	(0.35)	(0.37)	(0.37)	(0.35)
—	—	—	—	—	— [3]
—	—	—	—	—	—
(0.15)	(0.33)	(0.35)	(0.37)	(0.37)	(0.35)

$12.04	$12.63	$12.26	$12.28	$11.76	$12.06

(3.50% )	5.79%	2.76%	7.71%	0.57%	0.35%

$520,293	$564,932	$106,135	$123,691	$136,653	$164,154
0.68%	0.60%	0.65%	0.65%	0.71%	0.75%
0.82%	0.83%	0.91%	0.91%	0.92%	0.93%
2.45%	2.70%	2.87%	3.11%	3.10%	2.92%
2.31%	2.46%	2.61%	2.85%	2.89%	2.74%
20%	23%	27%	25%	32%	26%

101

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

102

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.62	$12.25	$12.27	$11.75	$12.05	$12.37

0.10	0.23	0.24	0.27	0.27	0.25
(0.59)	0.37	(0.02)	0.52	(0.30)	(0.32)
(0.49)	0.60	0.22	0.79	(0.03)	(0.07)

(0.10)	(0.23)	(0.24)	(0.27)	(0.27)	(0.25)
—	—	—	—	—	— [3]
(0.10)	(0.23)	(0.24)	(0.27)	(0.27)	(0.25)

$12.03	$12.62	$12.25	$12.27	$11.75	$12.05

(3.90% )	4.90%	1.89%	6.81%	(0.28% )	(0.50% )

$7,888	$7,497	$11,864	$22,874	$28,002	$40,402
1.50%	1.54%	1.50%	1.50%	1.56%	1.60%
1.64%	1.67%	1.66%	1.66%	1.67%	1.68%
1.63%	1.75%	2.02%	2.26%	2.25%	2.07%
1.49%	1.62%	1.86%	2.10%	2.14%	1.99%
20%	23%	27%	25%	32%	26%
103

Financial highlights
Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

104

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.75	$12.38	$12.40	$11.87	$12.17	$12.50

0.16	0.35	0.37	0.39	0.39	0.37
(0.60)	0.37	(0.02)	0.53	(0.30)	(0.33)
(0.44)	0.72	0.35	0.92	0.09	0.04

(0.16)	(0.35)	(0.37)	(0.39)	(0.39)	(0.37)
—	—	—	—	—	— [3]
(0.16)	(0.35)	(0.37)	(0.39)	(0.39)	(0.37)

$12.15	$12.75	$12.38	$12.40	$11.87	$12.17

(3.45% )	5.92%	2.92%	7.92%	0.75%	0.44%

$761,815	$649,184	$453,727	$399,830	$377,445	$369,443
0.50%	0.54%	0.50%	0.50%	0.56%	0.60%
0.64%	0.67%	0.66%	0.66%	0.67%	0.68%
2.63%	2.75%	3.02%	3.26%	3.25%	3.07%
2.49%	2.62%	2.86%	3.10%	3.14%	2.99%
20%	23%	27%	25%	32%	26%

105

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital.
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

106

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.04	$11.15	$11.48	$11.00	$11.05	$11.42

0.19	0.42	0.44	0.46	0.46	0.44
(0.48)	0.91	(0.33)	0.48	(0.05)	(0.37)
(0.29)	1.33	0.11	0.94	0.41	0.07

(0.19)	(0.42)	(0.44)	(0.46)	(0.46)	(0.44)
(0.03)	(0.02)	—	—	—	—
—	—	—	—	—	—
(0.22)	(0.44)	(0.44)	(0.46)	(0.46)	(0.44)

$11.53	$12.04	$11.15	$11.48	$11.00	$11.05

(2.44% )	12.12%	1.06%	8.81%	3.80%	0.72%

$260,413	$247,542	$182,214	$208,549	$200,493	$190,211
0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
0.87%	0.88%	0.91%	0.90%	0.91%	0.94%
3.40%	3.65%	3.99%	4.22%	4.19%	4.02%
3.38%	3.62%	3.93%	4.17%	4.13%	3.93%
11%	16%	44%	33%	19%	27%

107

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

108

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.09	$11.20	$11.52	$11.04	$11.09	$11.47

0.15	0.33	0.36	0.38	0.38	0.36
(0.49)	0.91	(0.32)	0.48	(0.05)	(0.38)
(0.34)	1.24	0.04	0.86	0.33	(0.02)

(0.15)	(0.33)	(0.36)	(0.38)	(0.38)	(0.36)
(0.03)	(0.02)	—	—	—	—
(0.18)	(0.35)	(0.36)	(0.38)	(0.38)	(0.36)

$11.57	$12.09	$11.20	$11.52	$11.04	$11.09

(2.87% )	11.25%	0.41%	7.98%	3.03%	(0.11% )

$54,617	$58,285	$68,993	$91,184	$92,155	$97,974
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.62%	1.63%	1.66%	1.65%	1.66%	1.69%
2.65%	2.90%	3.24%	3.47%	3.44%	3.27%
2.63%	2.87%	3.18% %	3.42%	3.38%	3.18%
11%	16%	44%	33%	19%	27%

109

Financial highlights
Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

110

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.15	$11.26	$11.58	$11.10	$11.15	$11.53

0.21	0.45	0.47	0.49	0.49	0.47
(0.49)	0.91	(0.32)	0.48	(0.05)	(0.38)
(0.28)	1.36	0.15	0.97	0.44	0.09

(0.21)	(0.45)	(0.47)	(0.49)	(0.49)	(0.47)
(0.03)	(0.02)	—	—	—	—
(0.24)	(0.47)	(0.47)	(0.49)	(0.49)	(0.47)

$11.63	$12.15	$11.26	$11.58	$11.10	$11.15

(2.37% )	12.32%	1.44%	9.03%	4.07%	0.92%

$1,511,375	$1,452,944	$1,095,548	$1,141,973	$1,017,167	$932,716
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.62%	0.63%	0.66%	0.65%	0.66%	0.69%
3.65%	3.90%	4.24%	4.47%	4.44%	4.27%
3.63%	3.87%	4.18%	4.42%	4.38%	4.18%
11%	16%	44%	33%	19%	27%

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Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds	February 28, 2022 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware National High-Yield Municipal Bond Fund prior to December 2, 2019 or for shares of Delaware Tax-Free USA Fund prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year or for shares of Delaware Tax-Free USA Intermediate Fund prior to December 2, 2019, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware National High-Yield Municipal Bond Fund on or after December 2, 2019 or for shares of Delaware Tax-Free USA Fund on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase or for shares of Delaware Tax-Free USA Intermediate Fund on or after December 2, 2019, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current

112

market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund's tax positions taken or expected to be taken on each Fund's federal income tax returns through the six months ended February 28, 2022, and for all open tax years (years ended August 31, 2019–August 31, 2021), and has concluded that no provision for federal income tax is required in each Fund's financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended February 28, 2022, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in

113

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

1. Significant Accounting Policies (continued)

calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended February 28, 2022.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2022, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Tax-Free USA Fund	$304
Delaware Tax-Free USA Intermediate Fund	263
Delaware National High-Yield Municipal Bond Fund	52

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

			Delaware National
	Delaware Tax-Free	Delaware Tax-Free USA	High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain

114

insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from September 1, 2021 through February 28, 2022.* These expense waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Operating expense
limitation as
a percentage
of average
daily net assets
Fund	(per annum)
Delaware Tax-Free USA Fund	0.56%
Delaware Tax-Free USA Intermediate Fund	0.50%
Delaware National High-Yield Municipal Bond Fund	0.60%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2022, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$22,891
Delaware Tax-Free USA Intermediate Fund	25,525
Delaware National High-Yield Municipal Bond Fund	36,164

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

115

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended February 28, 2022, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$47,114
Delaware Tax-Free USA Intermediate Fund	52,910
Delaware National High-Yield Municipal Bond Fund	76,777

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, Delaware National High-Yield Municipal Bond Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares that were acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The Class A shares of Delaware Tax-Free USA Intermediate Fund were subject to a 12b-1 fee of 0.25% of average daily net assets, which was contractually waived to 0.15% of average daily net assets from September 1, 2021 through February 28, 2022.* Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2022, each Fund was charged for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$25,791
Delaware Tax-Free USA Intermediate Fund	26,362
Delaware National High-Yield Municipal Bond Fund	38,488

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For the six months ended February 28, 2022, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Delaware Tax-Free USA Fund	$16,496
Delaware Tax-Free USA Intermediate Fund	4,630
Delaware National High-Yield Municipal Bond Fund	6,396

For the six months ended February 28, 2022, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free USA Fund	$6,066	$84
Delaware Tax-Free USA Intermediate Fund	272	449
Delaware National High-Yield Municipal Bond Fund	29,436	1,441

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended February 28, 2022, were executed by each Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews a report related to the Funds’ compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended February 28, 2022, the Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free USA Fund	$49,952,035	$73,856,203	$(847,837)
Delaware Tax-Free USA
Intermediate Fund	88,785,584	47,409,848	(888,795)
Delaware National High-Yield
Municipal Bond Fund	74,578,552	63,025,424	(1,178,788)
____________________

*	The aggregate contractual waiver period covering this report is from December 29, 2020 through December 29, 2022.

117

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

3. Investments

For the six months ended February 28, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free USA Fund	$279,754,279	$238,984,188
Delaware Tax-Free USA Intermediate Fund	319,184,763	247,126,785
Delaware National High-Yield Municipal Bond Fund	313,465,096	199,885,949

At February 28, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2022, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

		Aggregate	Aggregate
		unrealized	unrealized	Net unrealized
	Cost of	appreciation	depreciation	appreciation
Fund	investments	of investments	of investments	of investments
Delaware
Tax-Free
USA Fund	$1,005,671,191	$52,313,793	$(3,490,207)	$48,823,586
Delaware
Tax-Free
USA
Intermediate
Fund	1,268,450,896	47,784,859	(3,490,207)	44,294,652
Delaware
National
High-Yield
Municipal
Bond Fund	1,725,699,746	100,673,715	(3,490,207)	97,183,508

At August 31, 2021, capital loss carryforwards available to offset future realized capital gains, are as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free USA
Intermediate Fund	$3,105,252	$—	$3,105,252

At August 31, 2021, there were no capital loss carryforwards for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been

118

established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2022:

Delaware Tax-Free USA Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,017,389,777
Short-Term Investments	37,105,000
Total Value of Securities	$1,054,494,777

119

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

3. Investments (continued)

Delaware Tax-Free USA Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,283,190,548
Short-Term Investments	29,555,000
Total Value of Securities	$1,312,745,548

Delaware National High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,814,203,254
Short-Term Investments	8,680,000
Total Value of Securities	$1,822,883,254

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund's net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to each Fund's net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund's net assets at the end of the period.

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4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free USA		Delaware National High-Yield
	USA Fund		Intermediate Fund		Municipal Bond Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/28/22	8/31/21	2/28/22	8/31/21	2/28/22	8/31/21
Shares sold:
Class A	12,069,888	19,110,045	1,650,489	2,950,551	4,344,654	6,364,930
Class C	224,885	267,155	160,127	110,949	521,197	820,318
Institutional
Class	6,781,468	8,792,678	18,641,629	18,574,271	24,475,581	35,382,590

Shares from merger:[1]
Class A	—	27,065,090	—	37,970,562	—	—
Institutional
Class	—	490,723	—	1,475,716	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	1,641,655	1,919,829	468,830	833,095	363,742	610,519
Class C	18,078	22,237	5,001	13,956	68,022	155,294
Institutional
Class	445,774	450,802	632,199	1,003,154	2,037,598	3,517,918
	21,181,748	58,118,559	21,558,275	62,932,254	31,810,794	46,851,569

Shares redeemed:
Class A	(22,720,534)	(13,023,321)	(3,634,223)	(5,681,539)	(2,680,064)	(2,749,864)
Class C	(154,202)	(409,050)	(103,498)	(498,982)	(692,329)	(2,314,658)
Institutional
Class	(2,620,762)	(4,478,240)	(7,512,416)	(6,787,631)	(16,190,681)	(16,638,499)
	(25,495,498)	(17,910,611)	(11,250,137)	(12,968,152)	(19,563,074)	(21,703,021)
Net increase
(decrease)	(4,313,750)	40,207,948	10,308,138	49,964,102	12,247,720	25,148,548

[1]	See Note 5.

121

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and on the “Statements of changes in net assets.” For the six months ended February 28, 2022 and the year ended August 31, 2021, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free USA Fund
Six months ended
2/28/22	3,886	4,106	—	4,108	3,862	$98,572
Year ended
8/31/21	36,729	24,482	—	24,518	36,473	761,979
Delaware Tax-Free USA Intermediate Fund
Six months ended
2/28/22	11,317	590	—	589	11,221	148,722
Year ended
8/31/21	107,662	11,026	538	11,563	106,713	1,488,442
Delaware National High-Yield Municipal Bond Fund
Six months ended
2/28/22	48,164	38,308	—	4,178	81,750	1,033,503
Year ended
8/31/21	43,780	52,403	1,754	34,517	63,161	1,126,321

5. Reorganization

On August 12, 2020, the Board approved a proposal to reorganize (the “Reorganization”) Delaware Tax-Exempt Opportunities Fund and Delaware Tax-Exempt Income Fund (the “Acquired Funds”), each a series of Delaware Group Limited-Term Government Funds, with and into Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund (the “Acquiring Funds”), each a series of the Trust, respectively. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Funds were acquired by the Acquiring Funds, and (ii) the Trust, on behalf of the Acquiring Funds, assumed the liabilities of the Acquired Funds, in exchange for shares of the Acquiring Funds. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Funds to own shares of the Acquiring Funds, funds with a similar investment objective and style as, and potentially lower net expenses than the Acquired Funds. The Reorganization was accomplished by a tax-free exchange of shares on December 4, 2020. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the

122

cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with the merger are as follows:

			Shares
	Acquired	Acquired	Converted	Acquiring
	Funds	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
	Delaware Tax-Exempt Opportunities Fund			Delaware Tax-Free USA Fund
Class A	$328,299,539	19,434,282	27,065,090	$496,595,841	1.393
Class C	—	—	—	10,599,349	—
Institutional
Class	5,996,641	354,397	490,723	131,648,773	1.385

			Shares
	Acquired	Acquired	Converted	Acquiring
	Funds	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
				Delaware Tax-Free USA
	Delaware Tax-Exempt Income			Intermediate
	Fund			Fund
Class A	$470,834,974	49,412,013	37,970,562	$108,082,382	0.768
Class C	—	—	—	11,623,405	—
Institutional
Class	18,475,967	1,938,317	1,475,716	474,092,009	0.761

The net assets of the Acquiring Funds before the Reorganization were $638,843,963 and $593,797,796. The net assets of the Acquiring Funds immediately following the Reorganization were $973,140,143 and $1,083,108,737.

Assuming the Reorganization had been completed on September 1, 2020, the Acquiring Funds’ pro forma results of operations for the year ended August 31, 2021, would have been as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund
Net investment income	$37,814,794	$41,528,548
Net realized gain on
investments	16,302,449	7,470,384
Net change in
unrealized
appreciation	41,284,161	27,642,344
Net increase in net
assets resulting from
operations	$95,401,404	$76,641,276

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and

123

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

5. Reorganization (continued)

earnings of the Acquired Funds that have been included in the Acquiring Funds’ Statement of Operations since the Reorganization was consummated on December 4, 2020.

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 1, 2021.

On November 1, 2021, each Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $355,000,000 to be used as described above and operates in substantially the same manner as the original Agreement. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on October 31, 2022.

Each Fund had no amounts outstanding as of February 28, 2022, or at any time during the period then ended.

7. Securities Lending

Delaware Tax-Free USA Intermediate Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral

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requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. Each fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the six months ended February 28, 2022, Delaware Tax-Free USA Intermediate Fund had no securities out on loan. For the six months ended February 28, 2022, Delaware Tax-Fee USA Fund and Delaware National High-Yield Municipal Bond Fund were not included in the Lending Agreement.

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Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

8. Geographic, Credit, and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

As of February 28, 2022, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California, New York, and territory of Puerto Rico, which constituted approximately 13.51%, 11.07%, and 19.67%, respectively, of the Fund’s net assets. As of February 28, 2022, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, Illinois, New York, and territory of Puerto Rico, which constituted approximately 11.62%, 10.60%, 16.54%, and 14.78%, respectively, of the Fund’s net assets. As of February 28, 2022, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the state of California and territory of Puerto Rico which constituted approximately 11.06% and 23.33%, respectively, the Fund’s net assets. These investments could

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make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under

127

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

8. Geographic, Credit, and Market Risks (continued)

Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-today functions of determining whether individual securities are liquid for purposes of each Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund's 15% limit on investments in illiquid securities. Rule 144A securities held by each Fund have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in the Funds' financial statements.

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About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP
Detroit, MI

John A. Fry
President
Drexel University
Philadelphia, PA

Joseph Harroz, Jr.
President
University of Oklahoma
Norman, OK

Sandra A.J. Lawrence
Former Chief Administrative
Officer
Children's Mercy Hospitals
and Clinics
Kansas City, MO

Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International
Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group
Pittsburgh, PA

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.
Golden, CO

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

129

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15( b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2022

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 6, 2022